UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537
                                   ---------

                         FRANKLIN CUSTODIAN FUNDS, INC.
                         ------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 09/30
                         -----

Date of reporting period: 09/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                      SEPTEMBER 30, 2004
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                                                      Franklin DynaTech Fund

                                                      Franklin Growth Fund

                                                      Franklin Income Fund

                                                      Franklin U.S. Government
                                                      Securities Fund

                                                      Franklin Utilities Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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                                                          FASTER VIA EMAIL?

                   FRANKLIN                               Eligible shareholders
             CUSTODIAN FUNDS, INC.                        can sign up for
                                                          eDelivery at
                                                          franklintempleton.com.
                                                          See inside for
                                                          details.

--------------------------------------------------------------------------------

                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

                                    CONTENTS

Shareholder Letter .......................................................     1

ANNUAL REPORT

Franklin DynaTech Fund ...................................................     3

Franklin Growth Fund .....................................................    13

Franklin Income Fund .....................................................    23

Franklin U.S. Government
Securities Fund ..........................................................    37

Franklin Utilities Fund ..................................................    50

Financial Highlights and
Statements of Investments ................................................    62

Financial Statements .....................................................   109

Notes to
Financial Statements .....................................................   118

Report of Independent
Registered Public
Accounting Firm ..........................................................   136

Tax Designation ..........................................................   137

Board Members
and Officers .............................................................   138

Shareholder Information ..................................................   142

--------------------------------------------------------------------------------


ANNUAL REPORT

FRANKLIN DYNATECH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin DynaTech Fund seeks capital appreciation by investing mainly in the equity securities of companies emphasizing scientific or technological development or that are in fast-growing industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin DynaTech Fund covers the fiscal year ended September 30, 2004.

PERFORMANCE OVERVIEW

Franklin DynaTech Fund - Class A posted a +9.12% cumulative total return for the 12-month period ended September 30, 2004. For the period under review, the Fund outperformed its narrow benchmark, the NASDAQ 100 Index, which had a price-only return of 8.36%, and underperformed the broad Standard & Poor's 500 Composite Index (S&P 500), which posted a 13.86% cumulative total return for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2004, the domestic economy grew, with one-year gross domestic product increasing an estimated 3.9%. Major contributors to growth included inventory investment, equipment and software spending, and federal government spending. The economy experienced solid export growth and a resilient housing market; however, job worries contributed to declining consumer confidence late in the period, which could be seen in relatively weak consumer spending and modest retail sales.

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.8 million jobs since summer 2003.

(1) Source: Standard & Poor's Micropal. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 65.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
Based on Total Net Assets
as of 9/30/04

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

           Packaged Software                                 10.4%
           Semiconductors                                     9.7%
           Medical Specialties                                8.6%
           Biotechnology                                      8.2%
           Other Consumer Services                            5.2%
           Internet Software & Services                       4.6%
           Telecommunications Equipment                       4.4%
           Major Pharmaceuticals                              4.1%
           Managed Health Care                                3.8%
           Electronic Production Equipment                    3.8%
           Data Processing Services                           3.2%
           Electronic Equipment & Instruments                 2.5%
           Air Freight & Couriers                             2.4%
           Information Technology Services                    2.3%
           Computer Processing Hardware                       2.1%
           Recreational Products                              2.0%
           Other                                             18.3%
           Short-Term Investments & Other Net Assets          4.4%

In addition, the unemployment rate fell from 6.1% in September 2003 to 5.4% at period-end.(2) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004, with record-high oil prices a dominant theme. Excluding the volatile food and energy categories, consumer prices increased 2.0% for the 12 months ended September 30, 2004.(2) Consequently, the Federal Reserve Board (Fed) raised the federal funds target rate during the reporting period, with quarter percentage point hikes on June 30, August 10 and September
21. As a result of the increases, the federal funds target rate rose from 1.0% to 1.75%. With core inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through early 2004, then flattened and traded in a fairly narrow range through period-end. Despite continued signs of enhanced corporate fundamentals, investors appeared cautious due to geopolitical uncertainty, soaring oil prices and rising short-term interest rates. The S&P 500 rose 13.86% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 6.75%.(3)

INVESTMENT STRATEGY

Based on our independent analysis of individual companies, we search for leading companies that we believe have a sustainable competitive advantage due to state-of-the-art and innovative products, technologies, and business models. We consider such factors as a company's competitive positioning, patents, new products, market share, industry growth, recent operational execution and managerial strength. We use a conservative, bottom-up research process to buy and hold what we consider to be undervalued companies.

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 | Annual Report

MANAGER'S DISCUSSION

Following our strategy during the Fund's fiscal year, we emphasized opportunities in established industry leaders we believed had a sustainable competitive advantage. Software, semiconductors, medical technology, biotechnology and Internet-related companies represented some of the Fund's largest weightings at period-end.

For example, eBay, a leading provider of Internet auctions, was one of the strongest contributors to Fund performance in absolute terms as the company's stock appreciated in value more than 70% due to strong revenue and earnings-per-share growth during the period. The company has been particularly successful in matching buyers and sellers in new or scarce markets, as well as end-of-life and used or vintage markets. QUALCOMM, a designer, developer and manufacturer of wireless telecommunication products, also helped Fund performance as the stock appreciated about 88% during the period. The company experienced growth in its wireless markets and maintained its technological lead within the CDMA market. UnitedHealth Group, a health maintenance organization
(HMO), also contributed positively to performance. During the Fund's fiscal year, UnitedHealth Group continued to be a low-cost health care insurer by taking advantage of its industry leading technology to reduce such administration costs as customer service and processing and paying claims. The company also made a few acquisitions during the period.

Despite the Fund's positive return during the reporting period, there were some detractors from performance. For example, semiconductor manufacturer Intel fell in value more than 26%, hurting the Funds' results. Merck, a leading pharmaceutical company, also hindered performance. At the end of the reporting period, the company recalled its VIOXX drug. As a result of the announcement, the stock's value declined more than 26% in a day. For the year under review, the stock fell 32%. Online DVD rental service NetFlix also underperformed. The company experienced increased customer acquisition costs and competition during the period and fell 48% from our initial purchase in April 2004.

Throughout the past year, we continued to position the portfolio in higher quality companies that we believe should perform well over the next several years. Consistent with our strategy, we looked for companies with new products and business models whose current market price we believed did not reflect future growth prospects.

TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
eBay Inc.                                                                   5.2%
 OTHER CONSUMER SERVICES
--------------------------------------------------------------------------------
Microsoft Corp.                                                             3.6%
 PACKAGED SOFTWARE
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                     3.4%
 MANAGED HEALTH CARE
--------------------------------------------------------------------------------
Intel Corp.                                                                 3.1%
 SEMICONDUCTORS
--------------------------------------------------------------------------------
Yahoo! Inc.                                                                 2.8%
 INTERNET SOFTWARE & SERVICES
--------------------------------------------------------------------------------
Genentech Inc.                                                              2.7%
 BIOTECHNOLOGY
--------------------------------------------------------------------------------
Amgen Inc.                                                                  2.3%
 BIOTECHNOLOGY
--------------------------------------------------------------------------------
Gilead Sciences Inc.                                                        2.3%
 BIOTECHNOLOGY
--------------------------------------------------------------------------------
Symantec Corp.                                                              2.2%
 PACKAGED SOFTWARE
--------------------------------------------------------------------------------
QUALCOMM Inc.                                                               2.1%
 TELECOMMUNICATIONS EQUIPMENT
--------------------------------------------------------------------------------


                                                               Annual Report | 5

Thank you for your continued participation in the Franklin DynaTech Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]       /s/ Rupert H. Johnson, Jr.

                      Rupert H. Johnson, Jr.


[PHOTO OMITTED]       /s/ Matthew J. Moberg

                      Matthew J. Moberg, CPA


[PHOTO OMITTED]       /s/ Robert R. Dean

                      Robert R. Dean, CFA

                      Portfolio Management Team
                      Franklin DynaTech Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

PERFORMANCE SUMMARY AS OF 9/30/04

FRANKLIN DYNATECH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A                                               CHANGE           9/30/04          9/30/03
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.84            $22.01           $20.17
----------------------------------------------------------------------------------------------------
CLASS B                                               CHANGE           9/30/04          9/30/03
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.63            $21.43           $19.80
----------------------------------------------------------------------------------------------------
CLASS C                                               CHANGE           9/30/04          9/30/03
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.62            $21.21           $19.59
----------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
CLASS A                                              1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +9.12%            +0.42%         +174.40%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +2.85%            -1.10%           +9.97%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,285            $9,464          $25,865
-----------------------------------------------------------------------------------------------------
CLASS B                                              1-YEAR            3-YEAR     INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +8.23%           +16.37%          -21.33%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +4.23%            +4.27%           -5.41%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,423           $11,337           $7,714
-----------------------------------------------------------------------------------------------------
CLASS C                                              1-YEAR            5-YEAR     INCEPTION (9/16/96)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +8.27%            -3.26%          +77.16%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +7.27%            -0.66%           +7.37%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,727            $9,674          $17,716
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS A                                9/30/04
----------------------------------------------
1-Year                                  +2.85%
----------------------------------------------
5-Year                                  -1.10%
----------------------------------------------
10-Year                                 +9.97%
----------------------------------------------

FRANKLIN DYNATECH FUND - CLASS A
Growth of a $10,000 Investment*
(10/1/1994 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       FRANKLIN DYNATECH
       DATE              FUND - CLASS A        S&P 500(4)        NASDAQ 100**(4)
    ----------------------------------------------------------------------------
     10/1/1994               $9,426              $10,000             $10,000
    10/31/1994               $9,818              $10,224             $10,487
    11/30/1994               $9,636               $9,852             $10,279
    12/31/1994               $9,655               $9,998             $10,265
     1/31/1995               $9,743              $10,258             $10,291
     2/28/1995              $10,006              $10,657             $10,981
     3/31/1995              $10,230              $10,971             $11,353
     4/30/1995              $10,649              $11,294             $11,922
     5/31/1995              $10,961              $11,744             $12,393
     6/30/1995              $11,818              $12,017             $13,661
     7/31/1995              $12,354              $12,415             $14,444
     8/31/1995              $12,218              $12,446             $14,644
     9/30/1995              $12,451              $12,971             $14,855
    10/31/1995              $12,695              $12,925             $15,203
    11/30/1995              $12,520              $13,491             $15,075
    12/31/1995              $12,178              $13,751             $14,631
     1/31/1996              $12,188              $14,219             $15,027
     2/29/1996              $12,619              $14,351             $15,814
     3/31/1996              $12,368              $14,489             $15,480
     4/30/1996              $13,380              $14,703             $16,929
     5/31/1996              $13,860              $15,081             $17,580
     6/30/1996              $13,420              $15,139             $17,197
     7/31/1996              $12,619              $14,470             $16,149
     8/31/1996              $13,079              $14,776             $16,848
     9/30/1996              $14,051              $15,607             $18,727
    10/31/1996              $14,311              $16,037             $19,093
    11/30/1996              $15,683              $17,248             $21,176
    12/31/1996              $15,685              $16,906             $20,855
     1/31/1997              $16,850              $17,962             $23,399
     2/28/1997              $15,901              $18,103             $21,594
     3/31/1997              $15,499              $17,361             $20,238
     4/30/1997              $16,190              $18,396             $22,210
     5/31/1997              $17,097              $19,515             $24,346
     6/30/1997              $17,252              $20,389             $24,306
     7/31/1997              $18,933              $22,011             $28,108
     8/31/1997              $18,592              $20,778             $27,274
     9/30/1997              $19,057              $21,916             $27,858
    10/31/1997              $18,118              $21,185             $25,889
    11/30/1997              $18,314              $22,164             $26,673
    12/31/1997              $17,978              $22,545             $25,157
     1/31/1998              $18,595              $22,794             $27,196
     2/28/1998              $19,420              $24,437             $30,319
     3/31/1998              $19,508              $25,687             $30,993
     4/30/1998              $19,883              $25,946             $31,690
     5/31/1998              $19,178              $25,500             $30,267
     6/30/1998              $20,114              $26,535             $33,956
     7/31/1998              $20,213              $26,254             $34,969
     8/31/1998              $18,363              $22,462             $28,954
     9/30/1998              $19,640              $23,901             $34,162
    10/31/1998              $20,180              $25,843             $35,560
    11/30/1998              $21,424              $27,409             $39,557
    12/31/1998              $22,894              $28,987             $46,617
     1/31/1999              $24,677              $30,199             $54,010
     2/28/1999              $23,540              $29,260             $48,884
     3/31/1999              $24,309              $30,431             $53,482
     4/30/1999              $24,376              $31,609             $54,244
     5/31/1999              $23,975              $30,864             $53,058
     6/30/1999              $25,201              $32,575             $58,316
     7/31/1999              $25,178              $31,560             $57,660
     8/31/1999              $25,881              $31,403             $60,857
     9/30/1999              $25,758              $30,544             $61,137
    10/31/1999              $26,806              $32,476             $66,966
    11/30/1999              $28,388              $33,136             $75,326
    12/31/1999              $31,407              $35,086             $94,143
     1/31/2000              $31,723              $33,324             $90,645
     2/29/2000              $34,517              $32,693            $108,339
     3/31/2000              $34,867              $35,890            $111,663
     4/30/2000              $32,979              $34,810             $95,802
     5/31/2000              $31,395              $34,098             $84,400
     6/30/2000              $33,329              $34,939             $95,564
     7/31/2000              $32,741              $34,393             $91,643
     8/31/2000              $35,116              $36,528            $103,532
     9/30/2000              $32,345              $34,600             $90,659
    10/31/2000              $31,520              $34,453             $83,339
    11/30/2000              $28,161              $31,739             $63,642
    12/31/2000              $27,563              $31,895             $59,457
     1/31/2001              $28,953              $33,026             $65,837
     2/28/2001              $25,457              $30,016             $48,453
     3/31/2001              $23,963              $28,116             $39,945
     4/30/2001              $25,526              $30,299             $47,103
     5/31/2001              $25,132              $30,502             $45,700
     6/30/2001              $24,947              $29,760             $46,534
     7/31/2001              $24,160              $29,467             $42,747
     8/31/2001              $23,176              $27,624             $37,316
     9/30/2001              $21,717              $25,394             $29,665
    10/31/2001              $22,713              $25,878             $34,652
    11/30/2001              $24,125              $27,863             $40,524
    12/31/2001              $23,949              $28,107             $40,042
     1/31/2002              $23,761              $27,697             $39,359
     2/28/2002              $22,645              $27,163             $34,511
     3/31/2002              $23,338              $28,184             $36,887
     4/30/2002              $22,081              $26,476             $32,425
     5/31/2002              $21,799              $26,282             $30,680
     6/30/2002              $20,448              $24,410             $26,696
     7/31/2002              $19,390              $22,508             $24,428
     8/31/2002              $19,308              $22,656             $23,927
     9/30/2002              $18,062              $20,196             $21,138
    10/31/2002              $19,590              $21,971             $25,125
    11/30/2002              $20,800              $23,263             $28,338
    12/31/2002              $19,190              $21,897             $24,993
     1/31/2003              $18,979              $21,325             $24,960
     2/28/2003              $19,167              $21,004             $25,638
     3/31/2003              $19,331              $21,206             $25,864
     4/30/2003              $20,612              $22,954             $28,083
     5/31/2003              $22,140              $24,162             $30,415
     6/30/2003              $22,516              $24,471             $30,511
     7/31/2003              $23,327              $24,902             $32,422
     8/31/2003              $24,184              $25,387             $34,054
     9/30/2003              $23,703              $25,118             $33,101
    10/31/2003              $25,324              $26,538             $35,963
    11/30/2003              $25,794              $26,772             $36,162
    12/31/2003              $26,605              $28,175             $37,271
     1/31/2004              $27,181              $28,692             $37,910
     2/29/2004              $26,887              $29,091             $37,334
     3/31/2004              $26,735              $28,652             $36,522
     4/30/2004              $26,288              $28,203             $35,581
     5/31/2004              $27,357              $28,589             $37,228
     6/30/2004              $27,663              $29,144             $38,508
     7/31/2004              $25,371              $28,180             $35,556
     8/31/2004              $24,913              $28,293             $34,751
     9/30/2004              $25,865              $28,599             $35,870

AVERAGE TOTAL RETURN(5)
----------------------------------------------
CLASS B                                9/30/04
----------------------------------------------
1-Year                                  +4.23%
----------------------------------------------
3-Year                                  +4.27%
----------------------------------------------
Since Inception (2/1/00)                -5.41%
----------------------------------------------

FRANKLIN DYNATECH FUND - CLASS B
Growth of a $10,000 Investment*
(2/1/2000 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN DYNATECH
       DATE            FUND - CLASS B         S&P 500(4)        NASDAQ 100**(4)
    ----------------------------------------------------------------------------
     2/1/2000             $10,000              $10,000             $10,000
    2/29/2000             $10,870               $9,811             $11,952
    3/31/2000             $10,973              $10,770             $12,319
    4/30/2000             $10,374              $10,446             $10,569
    5/31/2000              $9,868              $10,232              $9,311
    6/30/2000             $10,471              $10,485             $10,543
    7/31/2000             $10,278              $10,321             $10,110
    8/31/2000             $11,020              $10,962             $11,422
    9/30/2000             $10,146              $10,383             $10,002
   10/31/2000              $9,879              $10,339              $9,194
   11/30/2000              $8,824               $9,524              $7,021
   12/31/2000              $8,624               $9,571              $6,559
    1/31/2001              $9,053               $9,911              $7,263
    2/28/2001              $7,958               $9,008              $5,345
    3/31/2001              $7,488               $8,437              $4,407
    4/30/2001              $7,968               $9,092              $5,196
    5/31/2001              $7,841               $9,153              $5,042
    6/30/2001              $7,779               $8,931              $5,134
    7/31/2001              $7,528               $8,843              $4,716
    8/31/2001              $7,219               $8,290              $4,117
    9/30/2001              $6,760               $7,620              $3,273
   10/31/2001              $7,062               $7,766              $3,823
   11/30/2001              $7,499               $8,361              $4,471
   12/31/2001              $7,437               $8,435              $4,417
    1/31/2002              $7,378               $8,312              $4,342
    2/28/2002              $7,026               $8,151              $3,807
    3/31/2002              $7,239               $8,458              $4,069
    4/30/2002              $6,842               $7,945              $3,577
    5/31/2002              $6,751               $7,887              $3,385
    6/30/2002              $6,329               $7,325              $2,945
    7/31/2002              $5,995               $6,754              $2,695
    8/31/2002              $5,969               $6,799              $2,640
    9/30/2002              $5,576               $6,060              $2,332
   10/31/2002              $6,046               $6,593              $2,772
   11/30/2002              $6,413               $6,981              $3,126
   12/31/2002              $5,917               $6,571              $2,757
    1/31/2003              $5,848               $6,399              $2,754
    2/28/2003              $5,903               $6,303              $2,828
    3/31/2003              $5,947               $6,364              $2,853
    4/30/2003              $6,340               $6,888              $3,098
    5/31/2003              $6,806               $7,251              $3,355
    6/30/2003              $6,916               $7,343              $3,366
    7/31/2003              $7,158               $7,473              $3,577
    8/31/2003              $7,419               $7,618              $3,757
    9/30/2003              $7,268               $7,538              $3,652
   10/31/2003              $7,760               $7,964              $3,967
   11/30/2003              $7,896               $8,034              $3,989
   12/31/2003              $8,142               $8,455              $4,112
    1/31/2004              $8,311               $8,610              $4,182
    2/29/2004              $8,215               $8,730              $4,119
    3/31/2004              $8,164               $8,598              $4,029
    4/30/2004              $8,025               $8,463              $3,925
    5/31/2004              $8,344               $8,579              $4,107
    6/30/2004              $8,432               $8,746              $4,248
    7/31/2004              $7,727               $8,456              $3,923
    8/31/2004              $7,584               $8,490              $3,834
    9/30/2004              $7,714               $8,582              $3,957


8 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
CLASS C                               9/30/04
---------------------------------------------
1-Year                                 +7.27%
---------------------------------------------
5-Year                                 -0.66%
---------------------------------------------
Since Inception (9/16/96)              +7.37%
---------------------------------------------

FRANKLIN DYNATECH FUND - CLASS C
Growth of a $10,000 Investment*
(9/16/1996 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   FRANKLIN DYNATECH
       DATE         FUND - CLASS C          S&P 500(4)        NASDAQ 100**(4)
   --------------------------------------------------------------------------
    9/16/1996           $10,000              $10,000             $10,000
    9/30/1996           $10,263              $10,262             $10,520
   10/31/1996           $10,439              $10,545             $10,726
   11/30/1996           $11,434              $11,342             $11,896
   12/31/1996           $11,428              $11,117             $11,716
    1/31/1997           $12,279              $11,811             $13,145
    2/28/1997           $11,579              $11,904             $12,131
    3/31/1997           $11,278              $11,416             $11,369
    4/30/1997           $11,767              $12,097             $12,477
    5/31/1997           $12,415              $12,833             $13,677
    6/30/1997           $12,513              $13,407             $13,655
    7/31/1997           $13,726              $14,473             $15,790
    8/31/1997           $13,462              $13,663             $15,322
    9/30/1997           $13,786              $14,411             $15,650
   10/31/1997           $13,101              $13,930             $14,543
   11/30/1997           $13,229              $14,575             $14,984
   12/31/1997           $12,975              $14,825             $14,132
    1/31/1998           $13,392              $14,989             $15,278
    2/28/1998           $13,978              $16,069             $17,033
    3/31/1998           $14,034              $16,891             $17,411
    4/30/1998           $14,299              $17,061             $17,803
    5/31/1998           $13,777              $16,768             $17,003
    6/30/1998           $14,443              $17,449             $19,075
    7/31/1998           $14,499              $17,263             $19,645
    8/31/1998           $13,167              $14,770             $16,265
    9/30/1998           $14,066              $15,716             $19,191
   10/31/1998           $14,443              $16,994             $19,976
   11/30/1998           $15,326              $18,023             $22,222
   12/31/1998           $16,364              $19,061             $26,188
    1/31/1999           $17,626              $19,858             $30,341
    2/28/1999           $16,809              $19,241             $27,461
    3/31/1999           $17,343              $20,010             $30,045
    4/30/1999           $17,383              $20,785             $30,473
    5/31/1999           $17,092              $20,295             $29,807
    6/30/1999           $17,949              $21,420             $32,760
    7/31/1999           $17,925              $20,753             $32,392
    8/31/1999           $18,410              $20,650             $34,188
    9/30/1999           $18,313              $20,084             $34,345
   10/31/1999           $19,041              $21,355             $37,619
   11/30/1999           $20,158              $21,789             $42,316
   12/31/1999           $22,288              $23,071             $52,887
    1/31/2000           $22,501              $21,912             $50,922
    2/29/2000           $24,469              $21,498             $60,862
    3/31/2000           $24,698              $23,600             $62,729
    4/30/2000           $23,350              $22,890             $53,819
    5/31/2000           $22,207              $22,422             $47,413
    6/30/2000           $23,570              $22,974             $53,685
    7/31/2000           $23,138              $22,616             $51,482
    8/31/2000           $24,796              $24,020             $58,161
    9/30/2000           $22,827              $22,752             $50,930
   10/31/2000           $22,231              $22,655             $46,817
   11/30/2000           $19,854              $20,871             $35,752
   12/31/2000           $19,410              $20,973             $33,401
    1/31/2001           $20,381              $21,717             $36,985
    2/28/2001           $17,909              $19,738             $27,220
    3/31/2001           $16,855              $18,488             $22,440
    4/30/2001           $17,942              $19,924             $26,461
    5/31/2001           $17,652              $20,057             $25,673
    6/30/2001           $17,511              $19,569             $26,142
    7/31/2001           $16,947              $19,376             $24,014
    8/31/2001           $16,241              $18,165             $20,963
    9/30/2001           $15,213              $16,698             $16,665
   10/31/2001           $15,901              $17,017             $19,467
   11/30/2001           $16,880              $18,322             $22,765
   12/31/2001           $16,739              $18,482             $22,494
    1/31/2002           $16,605              $18,213             $22,111
    2/28/2002           $15,820              $17,861             $19,387
    3/31/2002           $16,288              $18,533             $20,722
    4/30/2002           $15,403              $17,410             $18,216
    5/31/2002           $15,194              $17,282             $17,235
    6/30/2002           $14,242              $16,051             $14,997
    7/31/2002           $13,498              $14,801             $13,723
    8/31/2002           $13,431              $14,898             $13,442
    9/30/2002           $12,554              $13,280             $11,875
   10/31/2002           $13,615              $14,448             $14,114
   11/30/2002           $14,442              $15,297             $15,920
   12/31/2002           $13,323              $14,399             $14,041
    1/31/2003           $13,164              $14,023             $14,022
    2/28/2003           $13,289              $13,812             $14,403
    3/31/2003           $13,390              $13,945             $14,530
    4/30/2003           $14,275              $15,094             $15,776
    5/31/2003           $15,319              $15,888             $17,086
    6/30/2003           $15,570              $16,091             $17,140
    7/31/2003           $16,121              $16,375             $18,214
    8/31/2003           $16,706              $16,694             $19,130
    9/30/2003           $16,363              $16,517             $18,595
   10/31/2003           $17,474              $17,451             $20,203
   11/30/2003           $17,783              $17,604             $20,315
   12/31/2003           $18,334              $18,527             $20,938
    1/31/2004           $18,719              $18,867             $21,297
    2/29/2004           $18,502              $19,129             $20,973
    3/31/2004           $18,385              $18,840             $20,517
    4/30/2004           $18,067              $18,545             $19,988
    5/31/2004           $18,786              $18,799             $20,914
    6/30/2004           $18,986              $19,164             $21,633
    7/31/2004           $17,399              $18,530             $19,975
    8/31/2004           $17,082              $18,605             $19,522
    9/30/2004           $17,716              $18,806             $20,151


                                                               Annual Report | 9

ENDNOTES

INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE SCIENTIFIC AND TECHNOLOGY SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF TECHNOLOGY STOCKS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE TECHNOLOGY SECTOR HAS BEEN AMONG THE MARKET'S MOST VOLATILE. THE FUND MAY ALSO INVEST IN SMALL-CAPITALIZATION COMPANIES, WHICH INVOLVE SPECIAL RISKS SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND MODEST MARKET SHARE. THE PRICE OF THESE SECURITIES CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM, AND INVESTORS SHOULD EXPECT FLUCTUATION IN THE VALUE OF THEIR INVESTMENT. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.

*     FUND PERFORMANCE INCLUDES ALL SALES CHARGES.

** NASDAQ 100 INDEX PERFORMANCE REPRESENTS PRICE CHANGE ONLY AND DOES NOT INCLUDE THE REINVESTMENT OF DIVIDENDS.


10 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN DYNATECH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 3/31/04          VALUE 9/30/04   PERIOD* 3/31/04-9/30/04
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $  967.50                $4.77
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,020.15                $4.90
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $  963.60                $8.44
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,016.40                $8.67
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $  963.70                $8.44
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,016.40                $8.67
-------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.97%; B: 1.72%; and C: 1.72%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


12 | Annual Report

FRANKLIN GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Growth Fund seeks capital appreciation by investing mainly in equity securities of companies that are leaders in their industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Growth Fund's annual report, which covers the fiscal year ended September 30, 2004.

PERFORMANCE OVERVIEW

Franklin Growth Fund - Class A posted a +13.92% cumulative total return for the 12-month period ended September 30, 2004. The Fund slightly outperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 13.86% for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2004, the domestic economy grew, with one-year gross domestic product increasing an estimated 3.9%. Major contributors to growth included inventory investment, equipment and software spending, and federal government spending. The economy experienced solid export growth and a resilient housing market; however, job worries contributed to declining consumer confidence late in the period, which could be seen in relatively weak consumer spending and modest retail sales.

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.8 million jobs since summer 2003. In addition, the unemployment rate fell from 6.1% in September 2003 to 5.4% at period-end.(2) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 75.


                                                              Annual Report | 13

PORTFOLIO BREAKDOWN
Franklin Growth Fund
Based on Total Net Assets
as of 9/30/04

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Health Technology                            22.2%
            Producer Manufacturing                       20.4%
            Electronic Technology                        17.8%
            Technology Services                          11.3%
            Consumer Services                             4.7%
            Transportation                                4.1%
            Consumer Non-Durables                         3.3%
            Commercial Services                           3.0%
            Distribution Services                         2.9%
            Consumer Durables                             2.4%
            Energy Minerals                               2.3%
            Other                                         5.6%

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004, with record-high oil prices a dominant theme. Excluding the volatile food and energy categories, consumer prices increased 2.0% for the 12 months ended September 30, 2004.(2) Consequently, the Federal Reserve Board (Fed) raised the federal funds target rate during the reporting period, with quarter percentage point hikes on June 30, August 10 and September
21. As a result of the increases, the federal funds target rate rose from 1.0% to 1.75%. With core inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through early 2004, then flattened and traded in a fairly narrow range through period-end. Despite continued signs of enhanced corporate fundamentals, investors appeared cautious due to geopolitical uncertainty, soaring oil prices and rising short-term interest rates. The S&P 500 rose 13.86% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 6.75%.(3)

INVESTMENT STRATEGY

We seek to invest in companies that have strong management teams, financials and industry leadership. The Fund looks for opportunities in new and rapidly growing businesses and in mature businesses selling at depressed prices but offering favorable recovery possibilities. We analyze securities individually and buy stocks of large and small companies in our effort to maintain a solid and diversified portfolio.

MANAGER'S DISCUSSION

During the fiscal year under review, the Fund's performance was helped by several holdings from diverse industries. Yahoo!, a leading Internet services provider, increased in value more than 90% during the period. Boeing and Tyco International also contributed to Fund performance, as did Carnival and Illinois Tool Works.

(3) Source: Standard & Poor's Micropal. Please see footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


14 | Annual Report

Despite the Fund's double-digit performance, there were some detractors from Fund performance. For example, Intel fell almost 27% in value during the period. Merck and IAC/InterActiveCorp also dropped in value, hindering the Fund's return. During the period, we established a new position in Eastman Kodak. At period-end, the Fund was fully invested and broadly diversified, with holdings in 110 companies.

We welcome your comments and questions and look forward to serving your investment needs in the years ahead.


[PHOTO OMITTED]       /s/ V. Jerry Palmieri

                      V. Jerry Palmieri
                      Portfolio Manager
                      Franklin Growth Fund

TOP 10 HOLDINGS
Franklin Growth Fund
9/30/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
3M Co.                                                                      3.1%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.9%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.7%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Yahoo! Inc.                                                                 2.6%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      2.6%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Amgen Inc.                                                                  2.5%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Genentech Inc.                                                              2.5%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Boeing Co.                                                                  2.5%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
General Dynamics Corp.                                                      2.5%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
International Business Machines Corp.                                       2.3%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 15

PERFORMANCE SUMMARY AS OF 9/30/04

FRANKLIN GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$3.71            $30.58           $26.87
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.0289
-----------------------------------------------------------------------------------------------
CLASS B                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$3.45            $29.77           $26.32
-----------------------------------------------------------------------------------------------
CLASS C                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$3.42            $29.51           $26.09
-----------------------------------------------------------------------------------------------
CLASS R                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$3.65            $30.39           $26.74
-----------------------------------------------------------------------------------------------
ADVISOR CLASS                                         CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$3.72            $30.63           $26.91
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.0945
-----------------------------------------------------------------------------------------------


16 | Annual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +13.92%          +0.63%          +144.78%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +7.37%          -1.06%            +8.72%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,737          $9,483           $23,075
-----------------------------------------------------------------------------------------------------
CLASS B                                               1-YEAR          5-YEAR       INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +13.11%          -3.04%            +1.84%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +9.11%          -0.99%            +0.15%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,911          $9,516           $10,089
-----------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR          5-YEAR       INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +13.11%          -3.06%          +100.13%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +12.11%          -0.62%            +7.64%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,211          $9,694           $20,013
-----------------------------------------------------------------------------------------------------
CLASS R                                                               1-YEAR       INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                           +13.65%            -3.59%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                       +12.65%            -1.32%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                                      $11,265            $9,641
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS(4)                                      1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +14.19%          +1.88%          +151.37%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +14.19%          +0.37%            +9.66%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,419         $10,188           $25,137
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 17

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
CLASS A                         9/30/04
---------------------------------------
1-Year                           +7.37%
---------------------------------------
5-Year                           -1.06%
---------------------------------------
10-Year                          +8.72%
---------------------------------------

FRANKLIN GROWTH FUND - CLASS A
Growth of a $10,000 Investment*
(10/1/1994 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               FRANKLIN GROWTH
        DATE                    FUND - CLASS A     S&P 500 INDEX(5)
     --------------------------------------------------------------
         10/1/1994                  $9,427              $10,000
        10/31/1994                  $9,622              $10,224
        11/30/1994                  $9,370               $9,852
        12/31/1994                  $9,566               $9,998
         1/31/1995                  $9,712              $10,258
         2/28/1995                 $10,108              $10,657
         3/31/1995                 $10,465              $10,971
         4/30/1995                 $10,764              $11,294
         5/31/1995                 $11,000              $11,744
         6/30/1995                 $11,428              $12,017
         7/31/1995                 $11,995              $12,415
         8/31/1995                 $11,976              $12,446
         9/30/1995                 $12,359              $12,971
        10/31/1995                 $12,429              $12,925
        11/30/1995                 $13,130              $13,491
        12/31/1995                 $13,239              $13,751
         1/31/1996                 $13,621              $14,219
         2/29/1996                 $13,913              $14,351
         3/31/1996                 $13,965              $14,489
         4/30/1996                 $14,250              $14,703
         5/31/1996                 $14,522              $15,081
         6/30/1996                 $14,418              $15,139
         7/31/1996                 $13,673              $14,470
         8/31/1996                 $14,055              $14,776
         9/30/1996                 $14,794              $15,607
        10/31/1996                 $14,833              $16,037
        11/30/1996                 $15,765              $17,248
        12/31/1996                 $15,448              $16,906
         1/31/1997                 $15,837              $17,962
         2/28/1997                 $15,870              $18,103
         3/31/1997                 $15,474              $17,361
         4/30/1997                 $16,028              $18,396
         5/31/1997                 $16,912              $19,515
         6/30/1997                 $17,228              $20,389
         7/31/1997                 $17,914              $22,011
         8/31/1997                 $17,314              $20,778
         9/30/1997                 $17,861              $21,916
        10/31/1997                 $17,710              $21,185
        11/30/1997                 $18,112              $22,164
        12/31/1997                 $18,322              $22,545
         1/31/1998                 $18,511              $22,794
         2/28/1998                 $19,289              $24,437
         3/31/1998                 $19,709              $25,687
         4/30/1998                 $19,972              $25,946
         5/31/1998                 $19,688              $25,500
         6/30/1998                 $20,060              $26,535
         7/31/1998                 $19,986              $26,254
         8/31/1998                 $18,302              $22,462
         9/30/1998                 $19,330              $23,901
        10/31/1998                 $20,520              $25,843
        11/30/1998                 $21,257              $27,409
        12/31/1998                 $21,716              $28,987
         1/31/1999                 $22,096              $30,199
         2/28/1999                 $21,861              $29,260
         3/31/1999                 $22,455              $30,431
         4/30/1999                 $23,186              $31,609
         5/31/1999                 $22,903              $30,864
         6/30/1999                 $23,863              $32,575
         7/31/1999                 $23,476              $31,560
         8/31/1999                 $23,573              $31,403
         9/30/1999                 $22,931              $30,544
        10/31/1999                 $23,304              $32,476
        11/30/1999                 $23,601              $33,136
        12/31/1999                 $24,362              $35,086
         1/31/2000                 $24,158              $33,324
         2/29/2000                 $23,594              $32,693
         3/31/2000                 $25,646              $35,890
         4/30/2000                 $25,950              $34,810
         5/31/2000                 $26,055              $34,098
         6/30/2000                 $26,422              $34,939
         7/31/2000                 $26,013              $34,393
         8/31/2000                 $27,156              $36,528
         9/30/2000                 $26,034              $34,600
        10/31/2000                 $26,380              $34,453
        11/30/2000                 $25,696              $31,739
        12/31/2000                 $26,197              $31,895
         1/31/2001                 $26,690              $33,026
         2/28/2001                 $25,352              $30,016
         3/31/2001                 $23,475              $28,116
         4/30/2001                 $25,367              $30,299
         5/31/2001                 $25,755              $30,502
         6/30/2001                 $24,574              $29,760
         7/31/2001                 $24,514              $29,467
         8/31/2001                 $23,400              $27,624
         9/30/2001                 $20,797              $25,394
        10/31/2001                 $21,493              $25,878
        11/30/2001                 $23,534              $27,863
        12/31/2001                 $23,716              $28,107
         1/31/2002                 $23,378              $27,697
         2/28/2002                 $23,212              $27,163
         3/31/2002                 $24,017              $28,184
         4/30/2002                 $22,497              $26,476
         5/31/2002                 $22,053              $26,282
         6/30/2002                 $20,389              $24,410
         7/31/2002                 $18,553              $22,508
         8/31/2002                 $18,591              $22,656
         9/30/2002                 $16,566              $20,196
        10/31/2002                 $17,718              $21,971
        11/30/2002                 $18,929              $23,263
        12/31/2002                 $17,941              $21,897
         1/31/2003                 $17,255              $21,325
         2/28/2003                 $16,863              $21,004
         3/31/2003                 $16,863              $21,206
         4/30/2003                 $18,092              $22,954
         5/31/2003                 $19,275              $24,162
         6/30/2003                 $19,848              $24,471
         7/31/2003                 $20,436              $24,902
         8/31/2003                 $20,888              $25,387
         9/30/2003                 $20,255              $25,118
        10/31/2003                 $21,454              $26,538
        11/30/2003                 $21,725              $26,772
        12/31/2003                 $22,969              $28,175
         1/31/2004                 $23,316              $28,692
         2/29/2004                 $23,422              $29,091
         3/31/2004                 $22,879              $28,652
         4/30/2004                 $22,894              $28,203
         5/31/2004                 $23,263              $28,589
         6/30/2004                 $24,214              $29,144
         7/31/2004                 $22,939              $28,180
         8/31/2004                 $22,743              $28,293
         9/30/2004                 $23,075              $28,599

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
CLASS B                         9/30/04
---------------------------------------
1-Year                           +9.11%
---------------------------------------
5-Year                           -0.99%
---------------------------------------
Since Inception (1/1/99)         +0.15%
---------------------------------------

FRANKLIN GROWTH FUND - CLASS B
Growth of a $10,000 Investment*
(1/1/1999 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN GROWTH
          DATE            FUND - CLASS B       S&P 500 INDEX(5)
      ---------------------------------------------------------
          1/1/1999             $10,000              $10,000
         1/31/1999             $10,172              $10,418
         2/28/1999             $10,057              $10,094
         3/31/1999             $10,324              $10,498
         4/30/1999             $10,655              $10,905
         5/31/1999             $10,515              $10,647
         6/30/1999             $10,951              $11,238
         7/31/1999             $10,766              $10,887
         8/31/1999             $10,804              $10,834
         9/30/1999             $10,502              $10,537
        10/31/1999             $10,668              $11,203
        11/30/1999             $10,792              $11,431
        12/31/1999             $11,134              $12,104
         1/31/2000             $11,031              $11,496
         2/29/2000             $10,771              $11,279
         3/31/2000             $11,698              $12,381
         4/30/2000             $11,831              $12,009
         5/31/2000             $11,873              $11,763
         6/30/2000             $12,031              $12,053
         7/31/2000             $11,837              $11,865
         8/31/2000             $12,352              $12,601
         9/30/2000             $11,834              $11,936
        10/31/2000             $11,983              $11,886
        11/30/2000             $11,665              $10,949
        12/31/2000             $11,883              $11,003
         1/31/2001             $12,102              $11,393
         2/28/2001             $11,491              $10,355
         3/31/2001             $10,630               $9,699
         4/30/2001             $11,477              $10,453
         5/31/2001             $11,648              $10,523
         6/30/2001             $11,108              $10,267
         7/31/2001             $11,070              $10,166
         8/31/2001             $10,565               $9,530
         9/30/2001              $9,380               $8,760
        10/31/2001              $9,687               $8,927
        11/30/2001             $10,609               $9,612
        12/31/2001             $10,683               $9,696
         1/31/2002             $10,522               $9,555
         2/28/2002             $10,444               $9,371
         3/31/2002             $10,796               $9,723
         4/30/2002             $10,108               $9,134
         5/31/2002              $9,903               $9,067
         6/30/2002              $9,147               $8,421
         7/31/2002              $8,319               $7,765
         8/31/2002              $8,333               $7,816
         9/30/2002              $7,420               $6,967
        10/31/2002              $7,929               $7,580
        11/30/2002              $8,470               $8,025
        12/31/2002              $8,018               $7,554
         1/31/2003              $7,710               $7,357
         2/28/2003              $7,529               $7,246
         3/31/2003              $7,526               $7,316
         4/30/2003              $8,070               $7,919
         5/31/2003              $8,590               $8,335
         6/30/2003              $8,839               $8,442
         7/31/2003              $9,096               $8,591
         8/31/2003              $9,291               $8,758
         9/30/2003              $9,003               $8,665
        10/31/2003              $9,530               $9,155
        11/30/2003              $9,647               $9,236
        12/31/2003             $10,190               $9,720
         1/31/2004             $10,338               $9,898
         2/29/2004             $10,382              $10,036
         3/31/2004             $10,132               $9,884
         4/30/2004             $10,136               $9,729
         5/31/2004             $10,293               $9,863
         6/30/2004             $10,707              $10,054
         7/31/2004             $10,132               $9,722
         8/31/2004             $10,043               $9,761
         9/30/2004             $10,089               $9,866


18 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS C                          9/30/04
----------------------------------------
1-Year                           +12.11%
----------------------------------------
5-Year                            -0.62%
----------------------------------------
Since Inception (5/1/95)          +7.64%
----------------------------------------

FRANKLIN GROWTH FUND - CLASS C
Growth of a $10,000 Investment*
(5/1/1995 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          FRANKLIN GROWTH
            DATE           FUND - CLASS C     S&P 500 INDEX(5)
        ------------------------------------------------------
          5/1/1995            $10,000             $10,000
         5/31/1995            $10,237             $10,399
         6/30/1995            $10,623             $10,640
         7/31/1995            $11,151             $10,993
         8/31/1995            $11,122             $11,020
         9/30/1995            $11,472             $11,485
        10/31/1995            $11,525             $11,444
        11/30/1995            $12,172             $11,946
        12/31/1995            $12,264             $12,176
         1/31/1996            $12,608             $12,590
         2/29/1996            $12,873             $12,707
         3/31/1996            $12,915             $12,829
         4/30/1996            $13,168             $13,018
         5/31/1996            $13,415             $13,354
         6/30/1996            $13,313             $13,404
         7/31/1996            $12,614             $12,813
         8/31/1996            $12,957             $13,083
         9/30/1996            $13,632             $13,819
        10/31/1996            $13,662             $14,200
        11/30/1996            $14,512             $15,272
        12/31/1996            $14,209             $14,970
         1/31/1997            $14,552             $15,905
         2/28/1997            $14,576             $16,029
         3/31/1997            $14,203             $15,372
         4/30/1997            $14,705             $16,289
         5/31/1997            $15,506             $17,280
         6/30/1997            $15,781             $18,054
         7/31/1997            $16,405             $19,489
         8/31/1997            $15,837             $18,398
         9/30/1997            $16,332             $19,405
        10/31/1997            $16,185             $18,758
        11/30/1997            $16,540             $19,626
        12/31/1997            $16,721             $19,962
         1/31/1998            $16,883             $20,183
         2/28/1998            $17,582             $21,638
         3/31/1998            $17,950             $22,745
         4/30/1998            $18,181             $22,974
         5/31/1998            $17,913             $22,579
         6/30/1998            $18,237             $23,496
         7/31/1998            $18,156             $23,246
         8/31/1998            $16,621             $19,889
         9/30/1998            $17,539             $21,163
        10/31/1998            $18,612             $22,883
        11/30/1998            $19,261             $24,269
        12/31/1998            $19,669             $25,667
         1/31/1999            $19,999             $26,740
         2/28/1999            $19,770             $25,909
         3/31/1999            $20,290             $26,945
         4/30/1999            $20,943             $27,988
         5/31/1999            $20,677             $27,329
         6/30/1999            $21,532             $28,844
         7/31/1999            $21,164             $27,945
         8/31/1999            $21,241             $27,806
         9/30/1999            $20,645             $27,045
        10/31/1999            $20,968             $28,756
        11/30/1999            $21,222             $29,340
        12/31/1999            $21,899             $31,067
         1/31/2000            $21,693             $29,506
         2/29/2000            $21,179             $28,949
         3/31/2000            $23,005             $31,779
         4/30/2000            $23,256             $30,823
         5/31/2000            $23,339             $30,192
         6/30/2000            $23,654             $30,937
         7/31/2000            $23,275             $30,453
         8/31/2000            $24,284             $32,344
         9/30/2000            $23,269             $30,637
        10/31/2000            $23,564             $30,507
        11/30/2000            $22,934             $28,103
        12/31/2000            $23,369             $28,241
         1/31/2001            $23,789             $29,243
         2/28/2001            $22,591             $26,578
         3/31/2001            $20,898             $24,895
         4/30/2001            $22,570             $26,828
         5/31/2001            $22,902             $27,008
         6/30/2001            $21,839             $26,351
         7/31/2001            $21,765             $26,092
         8/31/2001            $20,769             $24,460
         9/30/2001            $18,446             $22,485
        10/31/2001            $19,049             $22,914
        11/30/2001            $20,850             $24,671
        12/31/2001            $20,996             $24,887
         1/31/2002            $20,685             $24,524
         2/28/2002            $20,529             $24,051
         3/31/2002            $21,220             $24,956
         4/30/2002            $19,871             $23,444
         5/31/2002            $19,464             $23,271
         6/30/2002            $17,985             $21,614
         7/31/2002            $16,351             $19,930
         8/31/2002            $16,378             $20,060
         9/30/2002            $14,588             $17,882
        10/31/2002            $15,591             $19,455
        11/30/2002            $16,649             $20,599
        12/31/2002            $15,768             $19,389
         1/31/2003            $15,157             $18,882
         2/28/2003            $14,798             $18,598
         3/31/2003            $14,791             $18,777
         4/30/2003            $15,863             $20,325
         5/31/2003            $16,887             $21,394
         6/30/2003            $17,375             $21,668
         7/31/2003            $17,884             $22,050
         8/31/2003            $18,263             $22,479
         9/30/2003            $17,701             $22,241
        10/31/2003            $18,731             $23,499
        11/30/2003            $18,955             $23,705
        12/31/2003            $20,033             $24,947
         1/31/2004            $20,318             $25,405
         2/29/2004            $20,406             $25,758
         3/31/2004            $19,918             $25,370
         4/30/2004            $19,918             $24,972
         5/31/2004            $20,230             $25,314
         6/30/2004            $21,044             $25,806
         7/31/2004            $19,918             $24,952
         8/31/2004            $19,735             $25,052
         9/30/2004            $20,013             $25,323

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
CLASS R                               9/30/04
---------------------------------------------
1-Year                                +12.65%
---------------------------------------------
Since Inception (1/1/02)               -1.32%
---------------------------------------------

FRANKLIN GROWTH FUND - CLASS R
Growth of a $10,000 Investment*
(1/1/2002 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN GROWTH
       DATE           FUND - CLASS R      S&P 500 INDEX(5)
    ------------------------------------------------------
          1/1/2002       $10,000              $10,000
         1/31/2002        $9,832               $9,854
         2/28/2002        $9,759               $9,664
         3/31/2002       $10,098              $10,028
         4/30/2002        $9,456               $9,420
         5/31/2002        $9,266               $9,351
         6/30/2002        $8,566               $8,685
         7/31/2002        $7,793               $8,008
         8/31/2002        $7,806               $8,061
         9/30/2002        $6,957               $7,185
        10/31/2002        $7,435               $7,817
        11/30/2002        $7,945               $8,277
        12/31/2002        $7,528               $7,791
         1/31/2003        $7,239               $7,587
         2/28/2003        $7,071               $7,473
         3/31/2003        $7,071               $7,545
         4/30/2003        $7,585               $8,167
         5/31/2003        $8,080               $8,596
         6/30/2003        $8,318               $8,706
         7/31/2003        $8,562               $8,860
         8/31/2003        $8,750               $9,032
         9/30/2003        $8,483               $8,937
        10/31/2003        $8,984               $9,442
        11/30/2003        $9,095               $9,525
        12/31/2003        $9,613              $10,024
         1/31/2004        $9,756              $10,208
         2/29/2004        $9,801              $10,350
         3/31/2004        $9,573              $10,194
         4/30/2004        $9,576              $10,034
         5/31/2004        $9,731              $10,171
         6/30/2004       $10,124              $10,369
         7/31/2004        $9,587              $10,026
         8/31/2004        $9,505              $10,066
         9/30/2004        $9,641              $10,175


                                                              Annual Report | 19

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
ADVISOR CLASS(4)                    9/30/04
-------------------------------------------
1-Year                              +14.19%
-------------------------------------------
5-Year                               +0.37%
-------------------------------------------
10-Year                              +9.66%
-------------------------------------------

FRANKLIN GROWTH FUND - ADVISOR CLASS
Growth of a $10,000 Investment**
(10/1/1994 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       FRANKLIN GROWTH
                       FUND - ADVISOR
           DATE             CLASS        S&P 500 INDEX(5)
        -------------------------------------------------
          10/1/1994        $10,000           $10,000
         10/31/1994        $10,207           $10,224
         11/30/1994         $9,940            $9,852
         12/31/1994        $10,147            $9,998
          1/31/1995        $10,303           $10,258
          2/28/1995        $10,722           $10,657
          3/31/1995        $11,101           $10,971
          4/30/1995        $11,419           $11,294
          5/31/1995        $11,670           $11,744
          6/30/1995        $12,123           $12,017
          7/31/1995        $12,725           $12,415
          8/31/1995        $12,705           $12,446
          9/30/1995        $13,111           $12,971
         10/31/1995        $13,185           $12,925
         11/30/1995        $13,929           $13,491
         12/31/1995        $14,045           $13,751
          1/31/1996        $14,450           $14,219
          2/29/1996        $14,759           $14,351
          3/31/1996        $14,814           $14,489
          4/30/1996        $15,116           $14,703
          5/31/1996        $15,405           $15,081
          6/30/1996        $15,295           $15,139
          7/31/1996        $14,505           $14,470
          8/31/1996        $14,910           $14,776
          9/30/1996        $15,694           $15,607
         10/31/1996        $15,735           $16,037
         11/30/1996        $16,724           $17,248
         12/31/1996        $16,388           $16,906
          1/31/1997        $16,939           $17,962
          2/28/1997        $16,981           $18,103
          3/31/1997        $16,566           $17,361
          4/30/1997        $17,157           $18,396
          5/31/1997        $18,103           $19,515
          6/30/1997        $18,441           $20,389
          7/31/1997        $19,182           $22,011
          8/31/1997        $18,540           $20,778
          9/30/1997        $19,133           $21,916
         10/31/1997        $18,970           $21,185
         11/30/1997        $19,414           $22,164
         12/31/1997        $19,638           $22,545
          1/31/1998        $19,847           $22,794
          2/28/1998        $20,681           $24,437
          3/31/1998        $21,138           $25,687
          4/30/1998        $21,420           $25,946
          5/31/1998        $21,123           $25,500
          6/30/1998        $21,522           $26,535
          7/31/1998        $21,450           $26,254
          8/31/1998        $19,645           $22,462
          9/30/1998        $20,754           $23,901
         10/31/1998        $22,036           $25,843
         11/30/1998        $22,834           $27,409
         12/31/1998        $23,332           $28,987
          1/31/1999        $23,747           $30,199
          2/28/1999        $23,495           $29,260
          3/31/1999        $24,134           $30,431
          4/30/1999        $24,920           $31,609
          5/31/1999        $24,631           $30,864
          6/30/1999        $25,669           $32,575
          7/31/1999        $25,254           $31,560
          8/31/1999        $25,365           $31,403
          9/30/1999        $24,675           $30,544
         10/31/1999        $25,082           $32,476
         11/30/1999        $25,409           $33,136
         12/31/1999        $26,237           $35,086
          1/31/2000        $26,016           $33,324
          2/29/2000        $25,416           $32,693
          3/31/2000        $27,634           $35,890
          4/30/2000        $27,961           $34,810
          5/31/2000        $28,082           $34,098
          6/30/2000        $28,492           $34,939
          7/31/2000        $28,052           $34,393
          8/31/2000        $29,290           $36,528
          9/30/2000        $28,090           $34,600
         10/31/2000        $28,469           $34,453
         11/30/2000        $27,733           $31,739
         12/31/2000        $28,276           $31,895
          1/31/2001        $28,817           $33,026
          2/28/2001        $27,380           $30,016
          3/31/2001        $25,354           $28,116
          4/30/2001        $27,404           $30,299
          5/31/2001        $27,832           $30,502
          6/30/2001        $26,556           $29,760
          7/31/2001        $26,500           $29,467
          8/31/2001        $25,305           $27,624
          9/30/2001        $22,488           $25,394
         10/31/2001        $23,247           $25,878
         11/30/2001        $25,467           $27,863
         12/31/2001        $25,665           $28,107
          1/31/2002        $25,299           $27,697
          2/28/2002        $25,128           $27,163
          3/31/2002        $26,008           $28,184
          4/30/2002        $24,362           $26,476
          5/31/2002        $23,890           $26,282
          6/30/2002        $22,090           $24,410
          7/31/2002        $20,103           $22,508
          8/31/2002        $20,151           $22,656
          9/30/2002        $17,960           $20,196
         10/31/2002        $19,214           $21,971
         11/30/2002        $20,534           $23,263
         12/31/2002        $19,462           $21,897
          1/31/2003        $18,726           $21,325
          2/28/2003        $18,301           $21,004
          3/31/2003        $18,309           $21,206
          4/30/2003        $19,642           $22,954
          5/31/2003        $20,934           $24,162
          6/30/2003        $21,556           $24,471
          7/31/2003        $22,203           $24,902
          8/31/2003        $22,694           $25,387
          9/30/2003        $22,014           $25,118
         10/31/2003        $23,324           $26,538
         11/30/2003        $23,618           $26,772
         12/31/2003        $24,983           $28,175
          1/31/2004        $25,361           $28,692
          2/29/2004        $25,484           $29,091
          3/31/2004        $24,893           $28,652
          4/30/2004        $24,918           $28,203
          5/31/2004        $25,328           $28,589
          6/30/2004        $26,362           $29,144
          7/31/2004        $24,983           $28,180
          8/31/2004        $24,770           $28,293
          9/30/2004        $25,137           $28,599

ENDNOTES

HISTORICALLY, THE FUND HAS FOCUSED ON LARGER COMPANIES. THE FUND MAY ALSO INVEST IN SMALL, RELATIVELY NEW AND/OR UNSEASONED COMPANIES, WHICH INVOLVES ADDITIONAL RISKS, AS THE PRICE OF THESE SECURITIES CAN BE VOLATILE, PARTICULARLY OVER THE SHORT TERM. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +53.39% and +5.68%.

(5) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

*     FUND PERFORMANCE INCLUDES ALL SALES CHARGES.

** PRIOR TO 1/2/97, FUND PERFORMANCE INCLUDES HISTORICAL CLASS A DATA, WHICH INCLUDES 12B-1 EXPENSES, BUT EXCLUDES SALES CHARGES.

20 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 21

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT          ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                       VALUE 3/31/04             VALUE 9/30/04     PERIOD* 3/31/04-9/30/04
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                  $1,008.60                $4.82
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000                  $1,020.20                $4.85
-----------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                  $1,005.10                $8.57
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000                  $1,016.45                $8.62
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                  $1,004.80                $8.57
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000                  $1,016.45                $8.62
-----------------------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                  $1,007.30                $6.07
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000                  $1,018.95                $6.11
-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                  $1,009.90                $3.57
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000                  $1,021.45                $3.59
-----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.96%; B: 1.71%; C: 1.71%; R: 1.21%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


22 | Annual Report

FRANKLIN INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Income Fund's annual report for the fiscal year ended September 30, 2004.

PERFORMANCE OVERVIEW

Franklin Income Fund - Class A posted a +15.50% cumulative total return for the 12-month period ended September 30, 2004. The Fund outperformed its benchmark, the Standard & Poor's 500 (S&P 500) Composite Index, which returned 13.86%; the Lehman Brothers (LB) U.S. Aggregate Index, which returned 3.68%; and the Lipper Income Funds Objective Average, which returned 9.01%, during the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 28.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2004, the domestic economy grew, with one-year gross domestic product increasing an estimated 3.9%. Major contributors to growth included inventory investment, equipment and software spending, and federal government spending. The economy experienced solid export growth and a resilient housing market; however, job worries contributed to declining consumer confidence late in the period, which could be seen in relatively weak consumer spending and modest retail sales.

(1) Sources: Standard & Poor's Micropal; Lehman Brothers Inc.; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value weighted inclusive of accrued interest. The index is a composite of the Government/Credit Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Income Funds Objective Average is calculated by averaging the total return of all funds within the Lipper Income Funds classification in the Lipper Open-End underlying fund universe for the period indicated. Lipper Income Funds are defined as funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. For the 12 months ended 9/30/04, the Lipper Income Funds Objective Average consisted of 175 funds. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 85.


                                                              Annual Report | 23

TOP 5 STOCK HOLDINGS
Franklin Income Fund
9/30/04

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Ameren Corp.                                                                1.7%
 ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Dominion Resources Inc.                                                     1.4%
 ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II                                             1.4%
 CONSUMER DURABLES
--------------------------------------------------------------------------------
Merck & Co. Inc.                                                            1.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 1.3%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------

TOP 5 BOND HOLDINGS
Franklin Income Fund
9/30/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Charter Communications Holdings LLC                                         2.9%
--------------------------------------------------------------------------------
FHLMC                                                                       2.4%
--------------------------------------------------------------------------------
Dynegy Holdings Inc.                                                        2.3%
--------------------------------------------------------------------------------
GNMA                                                                        2.2%
--------------------------------------------------------------------------------
Calpine Corp.                                                               1.8%
--------------------------------------------------------------------------------

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.8 million jobs since summer 2003. In addition, the unemployment rate fell from 6.1% in September 2003 to 5.4% at period-end.(2) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004, with record-high oil prices a dominant theme. Excluding the volatile food and energy categories, consumer prices increased 2.0% for the 12 months ended September 30, 2004.(2) Consequently, the Federal Reserve Board (Fed) raised the federal funds target rate during the reporting period, with quarter percentage point hikes on June 30, August 10 and September
21. As a result of the increases, the federal funds target rate rose from 1.0% to 1.75%. With core inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through early 2004, then flattened and traded in a fairly narrow range through period-end. Despite continued signs of enhanced corporate fundamentals, investors appeared cautious due to geopolitical uncertainty, soaring oil prices and rising short-term interest rates. The S&P 500 rose 13.86% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 6.75%.(3)

INVESTMENT STRATEGY

Based on our independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company's experience and managerial strength; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings.

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


24 | Annual Report

DIVIDEND DISTRIBUTIONS*
Franklin Income Fund
10/1/03-9/30/04

---------------------------------------------------------------------------------------------------------------
                                                     DIVIDEND PER SHARE
                -----------------------------------------------------------------------------------------------
MONTH            CLASS A           CLASS B        CLASS B1**       CLASS C        CLASS R         ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
October         1.30 cents       1.14 cents      1.20 cents      1.20 cents      1.24 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
November        1.30 cents       1.14 cents      1.20 cents      1.20 cents      1.24 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
December        1.30 cents       1.13 cents      1.20 cents      1.21 cents      1.24 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
January         1.30 cents       1.13 cents      1.20 cents      1.21 cents      1.24 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
February        1.30 cents       1.13 cents      1.20 cents      1.21 cents      1.24 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
March           1.30 cents       1.13 cents      1.19 cents      1.19 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
April           1.30 cents       1.13 cents      1.19 cents      1.19 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
May             1.30 cents       1.13 cents      1.19 cents      1.19 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
June            1.30 cents       1.14 cents      1.21 cents      1.21 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
July            1.30 cents       1.14 cents      1.21 cents      1.21 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
August          1.30 cents       1.14 cents      1.21 cents      1.21 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
September       1.30 cents       1.14 cents      1.20 cents      1.20 cents      1.23 cents         1.33 cents
---------------------------------------------------------------------------------------------------------------
TOTAL          15.60 CENTS      13.62 CENTS     14.40 CENTS     14.43 CENTS     14.81 CENTS        15.96 CENTS
---------------------------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** On November 1, 2001, the Fund closed Class B to new investors and changed the name to Class B1; a new Class B became available to investors.

MANAGER'S DISCUSSION

Overall interest rate levels remained low during the year under review, and we continued to emphasize opportunities in high-dividend paying common stocks, convertible securities and corporate bonds. Government and government agency securities played a lesser role in the portfolio relative to the recent past (2000-2002), as our concerns over increasing inflationary pressures and subsequent higher interest rates led us to emphasize corporate securities, which are affected by sector- and company-specific fundamental conditions.

Investment grade and non-investment grade corporate bonds performed well as improving fundamentals, stable financial markets and historically low interest rates contributed to the sector's strong results. In line with the Fund's investment strategy, we took profits in securities that appreciated and that we believed no longer offered the combination of attractive current yield and the potential for longer-term appreciation. For example, the yield difference between U.S. Treasury securities and non-investment grade corporate bonds tightened over the course of the year, from 0.77 to 0.27 percentage points, as represented by the CSFB High Yield Bond Index.(4) During the Fund's fiscal year, we took profits


(4) Source: Credit Suisse First Boston (CSFB). The CSFB High Yield Bond Index is a trader-priced portfolio constructed to mirror the high yield debt market. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.


Annual Report | 25

PORTFOLIO BREAKDOWN
Franklin Income Fund
Based on Total Net Assets
as of 9/30/04

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            Corporate Straight Bonds                           25.9%
            Utilities Stocks                                   18.2%
            Energy Minerals Stocks                              5.4%
            Health Technology Stocks                            4.9%
            U.S. Government & Agency Securities                 4.5%
            Zero Coupon & Step-Up Bonds                         4.3%
            Finance Stocks                                      3.7%
            Corporate Convertible Bonds                         3.1%
            Communications Stocks                               2.7%
            Real Estate Investment Trusts Stocks                2.7%
            Consumer Durables Stocks                            2.2%
            Electronic Technology Stocks                        1.7%
            Municipal Bonds                                     1.6%
            Industrial Services Stocks                          0.9%
            Consumer Non-Durables Stocks                        0.8%
            Technology Services Stocks                          0.7%
            Other Stocks                                        2.3%
            Short-Term Investments & Other Net Assets          14.4%

from several corporate bond holdings including Amkor Technology, Chesapeake Energy, Echostar Communications, IMC Global, Tyco International and Venetian Casino. Despite strong sector performance, we continued to look for opportunities to add to holdings that we believed still offered the combination of yield with the potential for long-term capital appreciation. Based on our strategy, we added to holdings in Charter Communications, Qwest Communications and Dynegy Holdings.

Utilities continued to represent the Fund's largest stock sector weighting at period-end, due to our assessment of the sector's attractive combination of dividend yield and stable earnings growth profile from regulated utility operations. This overweighted position compared with the LB U.S. Aggregate Index, including holdings in FirstEnergy, Exelon and Ameren, aided Fund performance. In addition, employing our multi-asset class approach with in-depth fundamental analysis, we identified opportunities in the utilities sector and held positions in convertible securities of Sempra Energy and TXU Corp., as well as corporate bond investments in Allegheny Energy, Pacific Gas & Electric and Sierra Pacific Resources. During the past fiscal year, we added to Allegheny Energy and Sierra Pacific Resources corporate bonds and initiated a position with Pacific Gas & Electric, which aided Fund performance. This flexibility to apply our fundamental research strength across a wide range of potential investments can help us meet the Fund's investment goal. With more companies in the utilities industry pursuing a "back-to-basics" approach focusing on core regulated businesses, many companies including Exelon, Cinergy and Southern Company increased their dividends, which helped drive strong relative performance.

For most of the past year global oil prices rose, fueled by economic growth in the U.S. and abroad as well as geopolitical turmoil in several major oil-producing regions. If these trends continue along with the industry's ongoing challenge to replace depleted reserves, the potential exists for a strong pricing environment for oil and related products. Therefore, consistent with our investment strategy, at period-end we held positions in international integrated oil companies including BP, ChevronTexaco and Royal Dutch Petroleum, as well as domestic integrated Marathon Oil Company. These positions aided Fund performance given the rise in share prices as a result of the expected increase in earnings and cash flow from higher commodity prices.


26 | Annual Report

Health technology investments, particularly stocks of major pharmaceutical companies, underperformed the overall market and negatively impacted Fund performance. The health technology industry faced challenges to existing products from generic manufacturers and overall pressure to keep costs down in the face of possible drug importation legislation. However, we found the long-term value of our health technology holdings, including Pfizer, Merck, Bristol-Myers Squibb, Wyeth, Schering-Plough and Johnson & Johnson, compelling and their dividend yields attractive in the near term.

Thank you for your continued participation in Franklin Income Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]   /s/ Edward Perks


                  Edward Perks, CFA


[PHOTO OMITTED]   /s/ Charles B. Johnson

                  Charles B. Johnson

                  Portfolio Management Team
                  Franklin Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

PERFORMANCE SUMMARY AS OF 9/30/04

FRANKLIN INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.17             $2.42            $2.25
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1560
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0120
-----------------------------------------------------------------------------------------------
       TOTAL                          $0.1680
-----------------------------------------------------------------------------------------------
CLASS B                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.17             $2.41            $2.24
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1362
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0120
-----------------------------------------------------------------------------------------------
       TOTAL                          $0.1482
-----------------------------------------------------------------------------------------------
CLASS B1                                              CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.17             $2.42            $2.25
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1440
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0120
-----------------------------------------------------------------------------------------------
       TOTAL                          $0.1560
-----------------------------------------------------------------------------------------------
CLASS C                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.17             $2.43            $2.26
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1443
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0120
-----------------------------------------------------------------------------------------------
       TOTAL                          $0.1563
-----------------------------------------------------------------------------------------------


28 | Annual Report

--------------------------------------------------------------------------------------------------
CLASS R                                                  CHANGE           9/30/04          9/30/03
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.17             $2.40            $2.23
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
--------------------------------------------------------------------------------------------------
Dividend Income                          $0.1481
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.0120
--------------------------------------------------------------------------------------------------
       TOTAL                             $0.1601
--------------------------------------------------------------------------------------------------
ADVISOR CLASS                                            CHANGE           9/30/04          9/30/03
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.17             $2.41            $2.24
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
--------------------------------------------------------------------------------------------------
Dividend Income                          $0.1596
--------------------------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.0120
--------------------------------------------------------------------------------------------------
       TOTAL                             $0.1716
--------------------------------------------------------------------------------------------------

Franklin Income Fund paid distributions derived from long-term capital gains of
1.20 cents ($0.0120) per share in December 2003. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).


                                                              Annual Report | 29

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS B1: CDSC DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +15.50%           +63.55%         +154.52%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +10.58%            +9.38%           +9.31%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,058           $15,656          $24,355
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 6.17%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.69%
------------------------------------------------------------------------------------------------------
CLASS B                                                                 1-YEAR     INCEPTION (11/1/01)
------------------------------------------------------------------------------------------------------
Cumulative Total Return6(1)                                            +14.59%          +36.87%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                         +10.59%          +10.54%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                                        $11,059          $13,387
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.68%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.05%
------------------------------------------------------------------------------------------------------
CLASS B1                                              1-YEAR            5-YEAR     INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +14.90%           +59.52%          +60.06%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +10.90%            +9.51%           +8.41%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,090           $15,752          $15,906
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.95%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.40%
------------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR            5-YEAR     INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +14.85%           +59.90%         +131.86%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +13.85%            +9.84%           +9.34%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,385           $15,990          $23,186
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.93%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.40%
------------------------------------------------------------------------------------------------------
CLASS R                                                                 1-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                             +15.25%          +34.49%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                         +14.25%          +11.41%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                                         $11,425          $13,449
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 6.15%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.55%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS(6)                                      1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +15.74%           +65.11%         +159.15%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +15.74%           +10.55%           +9.99%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,574           $16,511          $25,915
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 6.62%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         5.05%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


30 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

FRANKLIN INCOME FUND - CLASS A
Total Return Index Comparison
$10,000 Investment* (10/1/94 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN INCOME                     LB U.S.          LIPPER
     DATE        FUND - CLASS A     S&P 500(7)     AGGREGATE(7)   INCOME AVG.(7)
  ------------------------------------------------------------------------------
   10/1/1994          $9,569         $10,000         $10,000         $10,000
  10/31/1994          $9,591         $10,224          $9,991         $10,037
  11/30/1994          $9,482          $9,852          $9,969          $9,819
  12/31/1994          $9,361          $9,998         $10,038          $9,820
   1/31/1995          $9,474         $10,258         $10,236          $9,985
   2/28/1995          $9,632         $10,657         $10,480         $10,215
   3/31/1995          $9,746         $10,971         $10,544         $10,359
   4/30/1995          $9,998         $11,294         $10,691         $10,558
   5/31/1995         $10,345         $11,744         $11,105         $10,899
   6/30/1995         $10,461         $12,017         $11,186         $10,998
   7/31/1995         $10,577         $12,415         $11,162         $11,164
   8/31/1995         $10,695         $12,446         $11,296         $11,258
   9/30/1995         $10,909         $12,971         $11,406         $11,513
  10/31/1995         $10,932         $12,925         $11,554         $11,502
  11/30/1995         $11,100         $13,491         $11,728         $11,786
  12/31/1995         $11,355         $13,751         $11,892         $12,002
   1/31/1996         $11,674         $14,219         $11,971         $12,221
   2/29/1996         $11,451         $14,351         $11,763         $12,165
   3/31/1996         $11,426         $14,489         $11,681         $12,183
   4/30/1996         $11,400         $14,703         $11,616         $12,217
   5/31/1996         $11,526         $15,081         $11,592         $12,314
   6/30/1996         $11,755         $15,139         $11,748         $12,416
   7/31/1996         $11,576         $14,470         $11,780         $12,163
   8/31/1996         $11,756         $14,776         $11,760         $12,304
   9/30/1996         $11,938         $15,607         $11,965         $12,586
  10/31/1996         $12,173         $16,037         $12,230         $12,875
  11/30/1996         $12,462         $17,248         $12,440         $13,312
  12/31/1996         $12,541         $16,906         $12,324         $13,268
   1/31/1997         $12,728         $17,962         $12,362         $13,497
   2/28/1997         $12,863         $18,103         $12,392         $13,589
   3/31/1997         $12,565         $17,361         $12,255         $13,332
   4/30/1997         $12,646         $18,396         $12,439         $13,533
   5/31/1997         $13,058         $19,515         $12,556         $13,956
   6/30/1997         $13,306         $20,389         $12,705         $14,281
   7/31/1997         $13,667         $22,011         $13,048         $14,831
   8/31/1997         $13,583         $20,778         $12,936         $14,568
   9/30/1997         $14,004         $21,916         $13,127         $15,026
  10/31/1997         $13,806         $21,185         $13,318         $14,905
  11/30/1997         $14,232         $22,164         $13,379         $15,154
  12/31/1997         $14,654         $22,545         $13,514         $15,404
   1/31/1998         $14,508         $22,794         $13,687         $15,457
   2/28/1998         $14,713         $24,437         $13,677         $15,828
   3/31/1998         $15,155         $25,687         $13,724         $16,193
   4/30/1998         $14,948         $25,946         $13,796         $16,206
   5/31/1998         $14,799         $25,500         $13,926         $16,154
   6/30/1998         $14,828         $26,535         $14,044         $16,289
   7/31/1998         $14,556         $26,254         $14,074         $16,137
   8/31/1998         $13,614         $22,462         $14,303         $15,317
   9/30/1998         $14,317         $23,901         $14,638         $15,795
  10/31/1998         $14,348         $25,843         $14,561         $16,092
  11/30/1998         $14,812         $27,409         $14,644         $16,461
  12/31/1998         $14,794         $28,987         $14,688         $16,742
   1/31/1999         $14,573         $30,199         $14,792         $16,822
   2/28/1999         $14,160         $29,260         $14,534         $16,489
   3/31/1999         $14,384         $30,431         $14,615         $16,722
   4/30/1999         $15,124         $31,609         $14,661         $17,175
   5/31/1999         $15,220         $30,864         $14,533         $17,020
   6/30/1999         $15,188         $32,575         $14,486         $17,209
   7/31/1999         $15,024         $31,560         $14,425         $17,037
   8/31/1999         $15,057         $31,403         $14,417         $16,906
   9/30/1999         $14,891         $30,544         $14,585         $16,781
  10/31/1999         $14,858         $32,476         $14,639         $17,061
  11/30/1999         $14,623         $33,136         $14,637         $17,133
  12/31/1999         $14,684         $35,086         $14,567         $17,426
   1/31/2000         $14,789         $33,324         $14,519         $17,163
   2/29/2000         $14,546         $32,693         $14,695         $17,175
   3/31/2000         $14,790         $35,890         $14,888         $17,760
   4/30/2000         $15,317         $34,810         $14,846         $17,540
   5/31/2000         $15,563         $34,098         $14,839         $17,517
   6/30/2000         $15,670         $34,939         $15,148         $17,724
   7/31/2000         $15,849         $34,393         $15,285         $17,717
   8/31/2000         $16,750         $36,528         $15,507         $18,316
   9/30/2000         $17,077         $34,600         $15,604         $18,188
  10/31/2000         $16,821         $34,453         $15,707         $18,119
  11/30/2000         $16,710         $31,739         $15,964         $17,722
  12/31/2000         $17,707         $31,895         $16,260         $18,206
   1/31/2001         $17,672         $33,026         $16,526         $18,510
   2/28/2001         $18,013         $30,016         $16,670         $18,175
   3/31/2001         $17,745         $28,116         $16,754         $17,851
   4/30/2001         $18,092         $30,299         $16,684         $18,333
   5/31/2001         $18,440         $30,502         $16,785         $18,445
   6/30/2001         $18,011         $29,760         $16,848         $18,294
   7/31/2001         $17,815         $29,467         $17,225         $18,348
   8/31/2001         $18,012         $27,624         $17,422         $18,158
   9/30/2001         $17,177         $25,394         $17,625         $17,562
  10/31/2001         $17,296         $25,878         $17,994         $17,804
  11/30/2001         $17,659         $27,863         $17,746         $18,125
  12/31/2001         $17,822         $28,107         $17,633         $18,192
   1/31/2002         $17,945         $27,697         $17,776         $18,114
   2/28/2002         $18,069         $27,163         $17,948         $18,097
   3/31/2002         $18,611         $28,184         $17,650         $18,369
   4/30/2002         $18,720         $26,476         $17,992         $18,301
   5/31/2002         $18,661         $26,282         $18,145         $18,321
   6/30/2002         $17,497         $24,410         $18,302         $17,788
   7/31/2002         $16,668         $22,508         $18,523         $17,156
   8/31/2002         $17,211         $22,656         $18,836         $17,359
   9/30/2002         $16,458         $20,196         $19,141         $16,715
  10/31/2002         $16,571         $21,971         $19,053         $17,027
  11/30/2002         $17,475         $23,263         $19,048         $17,489
  12/31/2002         $17,633         $21,897         $19,442         $17,394
   1/31/2003         $17,748         $21,325         $19,458         $17,257
   2/28/2003         $17,505         $21,004         $19,728         $17,212
   3/31/2003         $17,893         $21,206         $19,712         $17,271
   4/30/2003         $19,011         $22,954         $19,875         $17,970
   5/31/2003         $20,045         $24,162         $20,246         $18,608
   6/30/2003         $20,440         $24,471         $20,205         $18,750
   7/31/2003         $20,190         $24,902         $19,526         $18,639
   8/31/2003         $20,498         $25,387         $19,656         $18,833
   9/30/2003         $21,087         $25,118         $20,176         $19,042
  10/31/2003         $21,680         $26,538         $19,988         $19,436
  11/30/2003         $21,993         $26,772         $20,036         $19,617
  12/31/2003         $23,093         $28,175         $20,240         $20,197
   1/31/2004         $23,410         $28,692         $20,403         $20,411
   2/29/2004         $23,439         $29,091         $20,623         $20,640
   3/31/2004         $23,468         $28,652         $20,778         $20,621
   4/30/2004         $23,105         $28,203         $20,237         $20,195
   5/31/2004         $23,036         $28,589         $20,156         $20,219
   6/30/2004         $23,363         $29,144         $20,270         $20,439
   7/31/2004         $23,493         $28,180         $20,471         $20,292
   8/31/2004         $24,023         $28,293         $20,862         $20,523
   9/30/2004         $24,355         $28,599         $20,918         $20,708

FRANKLIN INCOME FUND - CLASS B
Total Return Index Comparison
$10,000 Investment* (11/1/01 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  FRANKLIN INCOME                  LB U.S.        LIPPER
     DATE         FUND - CLASS B    S&P 500(7)   AGGREGATE(7)  INCOME AVG.(7)
  ---------------------------------------------------------------------------
   11/1/2001          $10,000        $10,000       $10,000        $10,000
  11/30/2001          $10,139        $10,767        $9,862        $10,180
  12/31/2001          $10,182        $10,861        $9,799        $10,218
   1/31/2002          $10,296        $10,703        $9,879        $10,174
   2/28/2002          $10,363        $10,496        $9,975        $10,165
   3/31/2002          $10,622        $10,891        $9,809        $10,317
   4/30/2002          $10,724        $10,231        $9,999        $10,279
   5/31/2002          $10,681        $10,156       $10,084        $10,290
   6/30/2002           $9,960         $9,433       $10,171         $9,991
   7/31/2002           $9,527         $8,698       $10,294         $9,636
   8/31/2002           $9,829         $8,755       $10,468         $9,750
   9/30/2002           $9,393         $7,804       $10,637         $9,388
  10/31/2002           $9,401         $8,490       $10,589         $9,564
  11/30/2002           $9,909         $8,990       $10,586         $9,823
  12/31/2002          $10,044         $8,462       $10,804         $9,770
   1/31/2003          $10,051         $8,241       $10,814         $9,693
   2/28/2003           $9,958         $8,117       $10,963         $9,667
   3/31/2003          $10,120         $8,195       $10,955         $9,700
   4/30/2003          $10,801         $8,870       $11,045        $10,093
   5/31/2003          $11,329         $9,337       $11,251        $10,451
   6/30/2003          $11,599         $9,456       $11,229        $10,531
   7/31/2003          $11,449         $9,623       $10,851        $10,469
   8/31/2003          $11,617         $9,810       $10,923        $10,578
   9/30/2003          $11,889         $9,706       $11,213        $10,695
  10/31/2003          $12,216        $10,255       $11,108        $10,916
  11/30/2003          $12,438        $10,345       $11,135        $11,018
  12/31/2003          $12,997        $10,887       $11,248        $11,344
   1/31/2004          $13,167        $11,087       $11,338        $11,464
   2/29/2004          $13,229        $11,241       $11,461        $11,593
   3/31/2004          $13,181        $11,072       $11,547        $11,582
   4/30/2004          $13,022        $10,898       $11,247        $11,342
   5/31/2004          $12,919        $11,048       $11,201        $11,356
   6/30/2004          $13,149        $11,262       $11,265        $11,480
   7/31/2004          $13,158        $10,890       $11,376        $11,397
   8/31/2004          $13,446        $10,933       $11,593        $11,527
   9/30/2004          $13,387        $11,052       $11,625        $11,631


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B1                          9/30/04
-----------------------------------------
1-Year                            +10.90%
-----------------------------------------
5-Year                             +9.51%
-----------------------------------------
Since Inception (1/1/99)           +8.41%
-----------------------------------------

FRANKLIN INCOME FUND - CLASS B1
Total Return Index Comparison
$10,000 Investment* (1/1/99 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN INCOME                    LB U.S.          LIPPER
    DATE       FUND - CLASS B1     S&P 500(7)   AGGREGATE(7)   INCOME AVG.(7)
 ----------------------------------------------------------------------------
   1/1/1999        $10,000          $10,000        $10,000        $10,000
  1/31/1999         $9,851          $10,418        $10,071        $10,048
  2/28/1999         $9,568          $10,094         $9,896         $9,849
  3/31/1999         $9,717          $10,498         $9,950         $9,988
  4/30/1999        $10,213          $10,905         $9,982        $10,259
  5/31/1999        $10,230          $10,647         $9,894        $10,166
  6/30/1999        $10,248          $11,238         $9,863        $10,279
  7/31/1999        $10,133          $10,887         $9,821        $10,176
  8/31/1999        $10,150          $10,834         $9,816        $10,098
  9/30/1999        $10,035          $10,537         $9,930        $10,023
 10/31/1999        $10,009          $11,203         $9,967        $10,191
 11/30/1999         $9,845          $11,431         $9,966        $10,233
 12/31/1999         $9,883          $12,104         $9,918        $10,408
  1/31/2000         $9,949          $11,496         $9,885        $10,251
  2/29/2000         $9,782          $11,279        $10,005        $10,258
  3/31/2000         $9,941          $12,381        $10,137        $10,608
  4/30/2000        $10,290          $12,009        $10,108        $10,477
  5/31/2000        $10,452          $11,763        $10,103        $10,463
  6/30/2000        $10,519          $12,053        $10,313        $10,587
  7/31/2000        $10,633          $11,865        $10,407        $10,582
  8/31/2000        $11,233          $12,601        $10,558        $10,940
  9/30/2000        $11,448          $11,936        $10,624        $10,863
 10/31/2000        $11,271          $11,886        $10,694        $10,822
 11/30/2000        $11,242          $10,949        $10,869        $10,585
 12/31/2000        $11,856          $11,003        $11,071        $10,874
  1/31/2001        $11,827          $11,393        $11,252        $11,056
  2/28/2001        $12,051          $10,355        $11,350        $10,856
  3/31/2001        $11,867           $9,699        $11,407        $10,662
  4/30/2001        $12,093          $10,453        $11,360        $10,950
  5/31/2001        $12,321          $10,523        $11,428        $11,017
  6/30/2001        $12,030          $10,267        $11,471        $10,927
  7/31/2001        $11,894          $10,166        $11,728        $10,959
  8/31/2001        $12,021           $9,530        $11,862        $10,845
  9/30/2001        $11,460           $8,760        $12,000        $10,490
 10/31/2001        $11,535           $8,927        $12,251        $10,635
 11/30/2001        $11,772           $9,612        $12,082        $10,826
 12/31/2001        $11,877           $9,696        $12,006        $10,866
  1/31/2002        $11,954           $9,555        $12,103        $10,819
  2/28/2002        $12,031           $9,371        $12,220        $10,810
  3/31/2002        $12,388           $9,723        $12,017        $10,972
  4/30/2002        $12,455           $9,134        $12,250        $10,931
  5/31/2002        $12,410           $9,067        $12,354        $10,943
  6/30/2002        $11,630           $8,421        $12,461        $10,625
  7/31/2002        $11,074           $7,765        $12,611        $10,247
  8/31/2002        $11,429           $7,816        $12,824        $10,368
  9/30/2002        $10,925           $6,967        $13,032         $9,984
 10/31/2002        $10,995           $7,580        $12,972        $10,170
 11/30/2002        $11,590           $8,025        $12,969        $10,446
 12/31/2002        $11,690           $7,554        $13,237        $10,390
  1/31/2003        $11,762           $7,357        $13,248        $10,308
  2/28/2003        $11,597           $7,246        $13,431        $10,281
  3/31/2003        $11,849           $7,316        $13,421        $10,316
  4/30/2003        $12,583           $7,919        $13,532        $10,734
  5/31/2003        $13,261           $8,335        $13,784        $11,115
  6/30/2003        $13,517           $8,442        $13,757        $11,199
  7/31/2003        $13,347           $8,591        $13,294        $11,133
  8/31/2003        $13,546           $8,758        $13,383        $11,249
  9/30/2003        $13,929           $8,665        $13,737        $11,374
 10/31/2003        $14,314           $9,155        $13,609        $11,609
 11/30/2003        $14,514           $9,236        $13,641        $11,717
 12/31/2003        $15,234           $9,720        $13,780        $12,064
  1/31/2004        $15,437           $9,898        $13,891        $12,192
  2/29/2004        $15,514          $10,036        $14,041        $12,328
  3/31/2004        $15,461           $9,884        $14,147        $12,317
  4/30/2004        $15,215           $9,729        $13,778        $12,062
  5/31/2004        $15,162           $9,863        $13,723        $12,077
  6/30/2004        $15,371          $10,054        $13,801        $12,208
  7/31/2004        $15,450           $9,722        $13,938        $12,120
  8/31/2004        $15,793           $9,761        $14,203        $12,259
  9/30/2004        $15,906           $9,866        $14,242        $12,369

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
Class C                           9/30/04
-----------------------------------------
1-Year                            +13.85%
-----------------------------------------
5-Year                             +9.84%
-----------------------------------------
Since Inception (5/1/95)           +9.34%
-----------------------------------------

FRANKLIN INCOME FUND - CLASS C
Total Return Index Comparison
$10,000 Investment* (5/1/95 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN INCOME                   LB U.S.          LIPPER
    DATE       FUND - CLASS C    S&P 500(7)    AGGREGATE(7)   INCOME AVG.(7)
 ---------------------------------------------------------------------------
   5/1/1995        $10,000        $10,000       $10,000          $10,000
  5/31/1995        $10,298        $10,399       $10,387          $10,323
  6/30/1995        $10,409        $10,640       $10,463          $10,417
  7/31/1995        $10,521        $10,993       $10,440          $10,574
  8/31/1995        $10,633        $11,020       $10,566          $10,663
  9/30/1995        $10,845        $11,485       $10,669          $10,905
 10/31/1995        $10,864        $11,444       $10,807          $10,894
 11/30/1995        $11,026        $11,946       $10,969          $11,163
 12/31/1995        $11,274        $12,176       $11,123          $11,368
  1/31/1996        $11,586        $12,590       $11,197          $11,576
  2/29/1996        $11,409        $12,707       $11,002          $11,522
  3/31/1996        $11,378        $12,829       $10,926          $11,540
  4/30/1996        $11,299        $13,018       $10,864          $11,572
  5/31/1996        $11,419        $13,354       $10,842          $11,663
  6/30/1996        $11,641        $13,404       $10,988          $11,760
  7/31/1996        $11,458        $12,813       $11,018          $11,520
  8/31/1996        $11,631        $13,083       $11,000          $11,654
  9/30/1996        $11,805        $13,819       $11,191          $11,921
 10/31/1996        $12,033        $14,200       $11,439          $12,195
 11/30/1996        $12,365        $15,272       $11,635          $12,608
 12/31/1996        $12,386        $14,970       $11,527          $12,567
  1/31/1997        $12,565        $15,905       $11,562          $12,784
  2/28/1997        $12,747        $16,029       $11,591          $12,871
  3/31/1997        $12,448        $15,372       $11,463          $12,628
  4/30/1997        $12,469        $16,289       $11,634          $12,819
  5/31/1997        $12,867        $17,280       $11,744          $13,218
  6/30/1997        $13,160        $18,054       $11,884          $13,526
  7/31/1997        $13,511        $19,489       $12,204          $14,047
  8/31/1997        $13,423        $18,398       $12,100          $13,799
  9/30/1997        $13,780        $19,405       $12,278          $14,232
 10/31/1997        $13,635        $18,758       $12,456          $14,118
 11/30/1997        $13,992        $19,626       $12,514          $14,354
 12/31/1997        $14,400        $19,962       $12,640          $14,591
  1/31/1998        $14,250        $20,183       $12,802          $14,640
  2/28/1998        $14,445        $21,638       $12,792          $14,992
  3/31/1998        $14,873        $22,745       $12,836          $15,338
  4/30/1998        $14,722        $22,974       $12,903          $15,350
  5/31/1998        $14,512        $22,579       $13,026          $15,301
  6/30/1998        $14,593        $23,496       $13,136          $15,428
  7/31/1998        $14,320        $23,246       $13,164          $15,285
  8/31/1998        $13,391        $19,889       $13,378          $14,508
  9/30/1998        $14,014        $21,163       $13,692          $14,961
 10/31/1998        $14,099        $22,883       $13,619          $15,242
 11/30/1998        $14,547        $24,269       $13,697          $15,591
 12/31/1998        $14,461        $25,667       $13,738          $15,858
  1/31/1999        $14,301        $26,740       $13,836          $15,934
  2/28/1999        $13,891        $25,909       $13,594          $15,618
  3/31/1999        $14,104        $26,945       $13,670          $15,839
  4/30/1999        $14,820        $27,988       $13,713          $16,268
  5/31/1999        $14,845        $27,329       $13,593          $16,121
  6/30/1999        $14,871        $28,844       $13,550          $16,300
  7/31/1999        $14,705        $27,945       $13,492          $16,137
  8/31/1999        $14,668        $27,806       $13,485          $16,013
  9/30/1999        $14,500        $27,045       $13,642          $15,895
 10/31/1999        $14,526        $28,756       $13,692          $16,160
 11/30/1999        $14,291        $29,340       $13,691          $16,228
 12/31/1999        $14,345        $31,067       $13,625          $16,505
  1/31/2000        $14,373        $29,506       $13,580          $16,256
  2/29/2000        $14,198        $28,949       $13,745          $16,267
  3/31/2000        $14,428        $31,779       $13,926          $16,822
  4/30/2000        $14,933        $30,823       $13,886          $16,614
  5/31/2000        $15,098        $30,192       $13,879          $16,592
  6/30/2000        $15,194        $30,937       $14,168          $16,788
  7/31/2000        $15,430        $30,453       $14,297          $16,781
  8/31/2000        $16,298        $32,344       $14,504          $17,348
  9/30/2000        $16,608        $30,637       $14,595          $17,227
 10/31/2000        $16,353        $30,507       $14,692          $17,161
 11/30/2000        $16,239        $28,103       $14,932          $16,786
 12/31/2000        $17,197        $28,241       $15,209          $17,244
  1/31/2001        $17,156        $29,243       $15,458          $17,532
  2/28/2001        $17,478        $26,578       $15,592          $17,214
  3/31/2001        $17,212        $24,895       $15,671          $16,908
  4/30/2001        $17,539        $26,828       $15,606          $17,365
  5/31/2001        $17,867        $27,008       $15,700          $17,470
  6/30/2001        $17,448        $26,351       $15,759          $17,327
  7/31/2001        $17,251        $26,092       $16,111          $17,379
  8/31/2001        $17,435        $24,460       $16,296          $17,198
  9/30/2001        $16,622        $22,485       $16,486          $16,634
 10/31/2001        $16,730        $22,914       $16,831          $16,864
 11/30/2001        $17,071        $24,671       $16,599          $17,167
 12/31/2001        $17,221        $24,887       $16,493          $17,231
  1/31/2002        $17,332        $24,524       $16,627          $17,157
  2/28/2002        $17,445        $24,051       $16,788          $17,141
  3/31/2002        $17,957        $24,956       $16,509          $17,399
  4/30/2002        $18,056        $23,444       $16,829          $17,334
  5/31/2002        $17,991        $23,271       $16,972          $17,353
  6/30/2002        $16,868        $21,614       $17,118          $16,848
  7/31/2002        $16,065        $19,930       $17,325          $16,250
  8/31/2002        $16,578        $20,060       $17,618          $16,442
  9/30/2002        $15,851        $17,882       $17,903          $15,832
 10/31/2002        $15,951        $19,455       $17,821          $16,128
 11/30/2002        $16,810        $20,599       $17,817          $16,565
 12/31/2002        $16,957        $19,389       $18,185          $16,476
  1/31/2003        $16,975        $18,882       $18,200          $16,345
  2/28/2003        $16,824        $18,598       $18,452          $16,303
  3/31/2003        $17,187        $18,777       $18,438          $16,358
  4/30/2003        $18,247        $20,325       $18,590          $17,021
  5/31/2003        $19,227        $21,394       $18,936          $17,625
  6/30/2003        $19,596        $21,668       $18,899          $17,759
  7/31/2003        $19,350        $22,050       $18,264          $17,654
  8/31/2003        $19,635        $22,479       $18,385          $17,838
  9/30/2003        $20,188        $22,241       $18,871          $18,036
 10/31/2003        $20,744        $23,499       $18,695          $18,409
 11/30/2003        $21,032        $23,705       $18,740          $18,580
 12/31/2003        $22,071        $24,947       $18,931          $19,130
  1/31/2004        $22,364        $25,405       $19,083          $19,333
  2/29/2004        $22,476        $25,758       $19,290          $19,550
  3/31/2004        $22,400        $25,370       $19,434          $19,532
  4/30/2004        $22,139        $24,972       $18,929          $19,128
  5/31/2004        $21,970        $25,314       $18,853          $19,151
  6/30/2004        $22,366        $25,806       $18,959          $19,359
  7/31/2004        $22,386        $24,952       $19,147          $19,220
  8/31/2004        $22,881        $25,052       $19,513          $19,439
  9/30/2004        $23,186        $25,323       $19,565          $19,614


32 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
Class R                           9/30/04
-----------------------------------------
1-Year                            +14.25%
-----------------------------------------
Since Inception (1/1/02)          +11.41%
-----------------------------------------

FRANKLIN INCOME FUND - CLASS R
Total Return Index Comparison
$10,000 Investment* (1/1/02 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  FRANKLIN INCOME                    LB U.S.          LIPPER
        DATE       FUND - CLASS R     S&P 500(7)   AGGREGATE(7)   INCOME AVG.(7)
    ---------------------------------------------------------------------------
      1/1/2002       $10,000           $10,000       $10,000         $10,000
     1/31/2002       $10,069            $9,854       $10,081          $9,957
     2/28/2002       $10,136            $9,664       $10,179          $9,948
     3/31/2002       $10,390           $10,028       $10,009         $10,097
     4/30/2002       $10,448            $9,420       $10,203         $10,060
     5/31/2002       $10,412            $9,351       $10,290         $10,071
     6/30/2002        $9,709            $8,685       $10,379          $9,778
     7/31/2002        $9,289            $8,008       $10,504          $9,431
     8/31/2002        $9,590            $8,061       $10,682          $9,542
     9/30/2002        $9,166            $7,185       $10,855          $9,188
    10/31/2002        $9,178            $7,817       $10,805          $9,360
    11/30/2002        $9,681            $8,277       $10,802          $9,614
    12/31/2002        $9,817            $7,791       $11,025          $9,562
     1/31/2003        $9,829            $7,587       $11,035          $9,486
     2/28/2003        $9,741            $7,473       $11,188          $9,461
     3/31/2003        $9,905            $7,545       $11,179          $9,494
     4/30/2003       $10,577            $8,167       $11,271          $9,878
     5/31/2003       $11,102            $8,596       $11,481         $10,229
     6/30/2003       $11,319            $8,706       $11,459         $10,306
     7/31/2003       $11,227            $8,860       $11,073         $10,246
     8/31/2003       $11,344            $9,032       $11,147         $10,352
     9/30/2003       $11,670            $8,937       $11,442         $10,467
    10/31/2003       $11,997            $9,442       $11,335         $10,684
    11/30/2003       $12,168            $9,525       $11,362         $10,783
    12/31/2003       $12,779           $10,024       $11,478         $11,102
     1/31/2004       $12,953           $10,208       $11,570         $11,220
     2/29/2004       $12,966           $10,350       $11,696         $11,346
     3/31/2004       $12,978           $10,194       $11,783         $11,335
     4/30/2004       $12,772           $10,034       $11,477         $11,101
     5/31/2004       $12,730           $10,171       $11,431         $11,114
     6/30/2004       $12,908           $10,369       $11,495         $11,235
     7/31/2004       $12,977           $10,026       $11,609         $11,154
     8/31/2004       $13,268           $10,066       $11,831         $11,282
     9/30/2004       $13,449           $10,175       $11,863         $11,383

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
Advisor Class(6)                  9/30/04
-----------------------------------------
1-Year                            +15.74%
-----------------------------------------
5-Year                            +10.55%
-----------------------------------------
10-Year                            +9.99%
-----------------------------------------

FRANKLIN INCOME FUND - ADVISOR CLASS
Total Return Index Comparison
$10,000 Investment** (10/1/94 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN INCOME
                 FUND - ADVISOR                       LB U.S.        LIPPER
        DATE         CLASS           S&P 500(7)    AGGREGATE(7)   INCOME AVG.(7)
    ----------------------------------------------------------------------------
     10/1/1994      $10,000           $10,000        $10,000         $10,000
    10/31/1994      $10,023           $10,224         $9,991         $10,037
    11/30/1994       $9,909            $9,852         $9,969          $9,819
    12/31/1994       $9,783            $9,998        $10,038          $9,820
     1/31/1995       $9,901           $10,258        $10,236          $9,985
     2/28/1995      $10,066           $10,657        $10,480         $10,215
     3/31/1995      $10,185           $10,971        $10,544         $10,359
     4/30/1995      $10,449           $11,294        $10,691         $10,558
     5/31/1995      $10,811           $11,744        $11,105         $10,899
     6/30/1995      $10,932           $12,017        $11,186         $10,998
     7/31/1995      $11,054           $12,415        $11,162         $11,164
     8/31/1995      $11,177           $12,446        $11,296         $11,258
     9/30/1995      $11,400           $12,971        $11,406         $11,513
    10/31/1995      $11,425           $12,925        $11,554         $11,502
    11/30/1995      $11,600           $13,491        $11,728         $11,786
    12/31/1995      $11,866           $13,751        $11,892         $12,002
     1/31/1996      $12,200           $14,219        $11,971         $12,221
     2/29/1996      $11,967           $14,351        $11,763         $12,165
     3/31/1996      $11,940           $14,489        $11,681         $12,183
     4/30/1996      $11,913           $14,703        $11,616         $12,217
     5/31/1996      $12,045           $15,081        $11,592         $12,314
     6/30/1996      $12,285           $15,139        $11,748         $12,416
     7/31/1996      $12,097           $14,470        $11,780         $12,163
     8/31/1996      $12,285           $14,776        $11,760         $12,304
     9/30/1996      $12,475           $15,607        $11,965         $12,586
    10/31/1996      $12,721           $16,037        $12,230         $12,875
    11/30/1996      $13,023           $17,248        $12,440         $13,312
    12/31/1996      $13,106           $16,906        $12,324         $13,268
     1/31/1997      $13,359           $17,962        $12,362         $13,497
     2/28/1997      $13,560           $18,103        $12,392         $13,589
     3/31/1997      $13,247           $17,361        $12,255         $13,332
     4/30/1997      $13,335           $18,396        $12,439         $13,533
     5/31/1997      $13,713           $19,515        $12,556         $13,956
     6/30/1997      $14,035           $20,389        $12,705         $14,281
     7/31/1997      $14,418           $22,011        $13,048         $14,831
     8/31/1997      $14,331           $20,778        $12,936         $14,568
     9/30/1997      $14,718           $21,916        $13,127         $15,026
    10/31/1997      $14,571           $21,185        $13,318         $14,905
    11/30/1997      $14,963           $22,164        $13,379         $15,154
    12/31/1997      $15,471           $22,545        $13,514         $15,404
     1/31/1998      $15,258           $22,794        $13,687         $15,457
     2/28/1998      $15,476           $24,437        $13,677         $15,828
     3/31/1998      $15,945           $25,687        $13,724         $16,193
     4/30/1998      $15,791           $25,946        $13,796         $16,206
     5/31/1998      $15,572           $25,500        $13,926         $16,154
     6/30/1998      $15,668           $26,535        $14,044         $16,289
     7/31/1998      $15,383           $26,254        $14,074         $16,137
     8/31/1998      $14,389           $22,462        $14,303         $15,317
     9/30/1998      $15,134           $23,901        $14,638         $15,795
    10/31/1998      $15,169           $25,843        $14,561         $16,092
    11/30/1998      $15,661           $27,409        $14,644         $16,461
    12/31/1998      $15,644           $28,987        $14,688         $16,742
     1/31/1999      $15,412           $30,199        $14,792         $16,822
     2/28/1999      $14,978           $29,260        $14,534         $16,489
     3/31/1999      $15,217           $30,431        $14,615         $16,722
     4/30/1999      $16,001           $31,609        $14,661         $17,175
     5/31/1999      $16,038           $30,864        $14,533         $17,020
     6/30/1999      $16,074           $32,575        $14,486         $17,209
     7/31/1999      $15,902           $31,560        $14,425         $17,037
     8/31/1999      $15,870           $31,403        $14,417         $16,906
     9/30/1999      $15,696           $30,544        $14,585         $16,781
    10/31/1999      $15,733           $32,476        $14,639         $17,061
    11/30/1999      $15,486           $33,136        $14,637         $17,133
    12/31/1999      $15,554           $35,086        $14,567         $17,426
     1/31/2000      $15,593           $33,324        $14,519         $17,163
     2/29/2000      $15,411           $32,693        $14,695         $17,175
     3/31/2000      $15,673           $35,890        $14,888         $17,760
     4/30/2000      $16,158           $34,810        $14,846         $17,540
     5/31/2000      $16,421           $34,098        $14,839         $17,517
     6/30/2000      $16,536           $34,939        $15,148         $17,724
     7/31/2000      $16,727           $34,393        $15,285         $17,717
     8/31/2000      $17,685           $36,528        $15,507         $18,316
     9/30/2000      $18,033           $34,600        $15,604         $18,188
    10/31/2000      $17,764           $34,453        $15,707         $18,119
    11/30/2000      $17,727           $31,739        $15,964         $17,722
    12/31/2000      $18,709           $31,895        $16,260         $18,206
     1/31/2001      $18,754           $33,026        $16,526         $18,510
     2/28/2001      $19,119           $30,016        $16,670         $18,175
     3/31/2001      $18,757           $28,116        $16,754         $17,851
     4/30/2001      $19,208           $30,299        $16,684         $18,333
     5/31/2001      $19,499           $30,502        $16,785         $18,445
     6/30/2001      $19,046           $29,760        $16,848         $18,294
     7/31/2001      $18,840           $29,467        $17,225         $18,348
     8/31/2001      $19,052           $27,624        $17,422         $18,158
     9/30/2001      $18,251           $25,394        $17,625         $17,562
    10/31/2001      $18,296           $25,878        $17,994         $17,804
    11/30/2001      $18,684           $27,863        $17,746         $18,125
    12/31/2001      $18,860           $28,107        $17,633         $18,192
     1/31/2002      $19,080           $27,697        $17,776         $18,114
     2/28/2002      $19,214           $27,163        $17,948         $18,097
     3/31/2002      $19,705           $28,184        $17,650         $18,369
     4/30/2002      $19,913           $26,476        $17,992         $18,301
     5/31/2002      $19,853           $26,282        $18,145         $18,321
     6/30/2002      $18,528           $24,410        $18,302         $17,788
     7/31/2002      $17,739           $22,508        $18,523         $17,156
     8/31/2002      $18,228           $22,656        $18,836         $17,359
     9/30/2002      $17,428           $20,196        $19,141         $16,715
    10/31/2002      $17,550           $21,971        $19,053         $17,027
    11/30/2002      $18,515           $23,263        $19,048         $17,489
    12/31/2002      $18,686           $21,897        $19,442         $17,394
     1/31/2003      $18,810           $21,325        $19,458         $17,257
     2/28/2003      $18,650           $21,004        $19,728         $17,212
     3/31/2003      $18,969           $21,206        $19,712         $17,271
     4/30/2003      $20,162           $22,954        $19,875         $17,970
     5/31/2003      $21,267           $24,162        $20,246         $18,608
     6/30/2003      $21,691           $24,471        $20,205         $18,750
     7/31/2003      $21,427           $24,902        $19,526         $18,639
     8/31/2003      $21,759           $25,387        $19,656         $18,833
     9/30/2003      $22,390           $25,118        $20,176         $19,042
    10/31/2003      $23,025           $26,538        $19,988         $19,436
    11/30/2003      $23,361           $26,772        $20,036         $19,617
    12/31/2003      $24,538           $28,175        $20,240         $20,197
     1/31/2004      $24,879           $28,692        $20,403         $20,411
     2/29/2004      $25,017           $29,091        $20,623         $20,640
     3/31/2004      $24,947           $28,652        $20,778         $20,621
     4/30/2004      $24,564           $28,203        $20,237         $20,195
     5/31/2004      $24,493           $28,589        $20,156         $20,219
     6/30/2004      $24,845           $29,144        $20,270         $20,439
     7/31/2004      $24,986           $28,180        $20,471         $20,292
     8/31/2004      $25,556           $28,293        $20,862         $20,523
     9/30/2004      $25,915           $28,599        $20,918         $20,708


                                                              Annual Report | 33

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS B1
(Formerly Class B):  These shares have higher annual fees and expenses than
                     Class A shares. Effective 11/1/01, closed to new investors.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:       Shares are available to certain eligible investors as
                     described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, B1, C, R and Advisor) per share on 9/30/04.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/04.

(6) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +97.74% and +9.20%.

(7) Sources: Standard & Poor's Micropal; Lehman Brothers Inc.; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value weighted inclusive of accrued interest. The index is a composite of the Government/Credit Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Income Funds Objective Average is calculated by averaging the total return of all funds within the Lipper Income Funds classification in the Lipper Open-End underlying fund universe for the period indicated. Lipper Income Funds are defined as funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. For the 12 months ended 9/30/04, the Lipper Income Funds Objective Average consisted of 175 funds. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if these or other factors had been considered.

*     FUND PERFORMANCE INCLUDES MAXIMUM INITIAL SALES CHARGE.

**    PRIOR TO 1/2/97, FUND PERFORMANCE INCLUDES HISTORICAL CLASS A DATA.

34 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 35

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 3/31/04       VALUE 9/30/04   PERIOD* 3/31/04-9/30/04
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,037.80              $3.46
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,021.60              $3.44
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,033.69              $7.73
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,017.40              $7.67
--------------------------------------------------------------------------------------------------------
CLASS B1
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,035.20              $6.00
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.10              $5.96
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,035.00              $6.00
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.10              $5.96
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,036.30              $5.24
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,019.85              $5.20
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000           $1,038.80              $2.70
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000           $1,022.35              $2.68
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio for each class (A: 0.68%; B: 1.52%; B1: 1.18%; C: 1.18%; R: 1.03%; and Advisor: 0.53%),
      multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


36 | Annual Report

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Government Securities
Fund seeks high, current income from a portfolio of U.S. government securities.

--------------------------------------------------------------------------------
Since 1983, the Fund has invested primarily in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.(1) Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Franklin U.S. Government Securities Fund Based on Total Net
Assets as of 9/30/04

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             GNMA ......................... 97.5%

             Short-Term Investments &
             Other Net Assets .............  2.5%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin U.S. Government Securities Fund's annual report for the fiscal year ended September 30, 2004.

PERFORMANCE OVERVIEW

Franklin U.S. Government Securities Fund - Class A posted a +3.46% cumulative total return for the 12-month period ended September 30, 2004. The Fund outperformed the Lehman Brothers Intermediate U.S. Government Bond Index,

(1) U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agency or instrumentalities, as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 99.


                                                              Annual Report | 37

FRANKLIN U.S. GOVERNMENT SECURITIES FUND -
CLASS A VS. COMPARABLE INVESTMENTS*
Risk vs. Return (10/99-9/04)

    [THE FOLLOWING TABLE WAS REPRESENTED AS A CHART IN THE PRINTED MATERIAL.]

For the 5-Year Period Ended 9/30/04
                                                         Risk         Return
                                                       -------------------------
    Franklin US Government Securities Fund - Class A     2.82%        6.28%
    1-Year Treasury Bill *                               1.01%        3.71%
    10-Year Treasury Note *                              8.21%        7.74%
    30-Year Treasury Bond *                             12.56%        9.04%
                                                       -------------------------


THE CHART DOES NOT INCLUDE THE FUND'S CURRENT, MAXIMUM 4.25% INITIAL
SALES CHARGE. IF SALES CHARGES WERE INCLUDED, THE RETURNS WOULD HAVE BEEN LOWER.

* Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of distributions and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; interest payments and principal are guaranteed. The Fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Past performance does not guarantee future results.

which returned 1.91%.2 In comparison, the Lipper GNMA Funds Objective Average returned 2.82% for the same period.(2) The Fund's return reflects the effect of management fees and expenses, while the index does not have such costs. You can find the Fund's long-term performance data in the Performance Summary beginning on page 42.

(2) Sources: Lehman Brothers Inc.; Lipper Inc. The Lehman Brothers Intermediate U.S. Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Objective Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12-month period ended 9/30/04, there were 67 funds in this category. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if these or other factors had been considered. Past performance does not guarantee future results. The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


38 | Annual Report

ECONOMIC AND MARKET OVERVIEW

Over the past 12 months, the confusing employment picture was a dominant topic. While the unemployment rate declined to 5.4% on September 30, 2004, and there was some job growth, job creation according to the most recent nonfarm payroll statistics disappointed many market participants.3 However, other sources, such as one from the National Federation of Independent Businesses (NFIB) showed stronger gains. The NFIB survey was particularly interesting, because small businesses historically have created about two-thirds of all new U.S. jobs.(4) As a result, many market participants believed that job growth was not accurately reflected in the nonfarm payroll numbers. During the year under review, more jobs combined with income tax reductions helped to increase consumers' disposable income and allowed them to continue spending. That spending kept the economy growing.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during the period. For example, nonresidential investment spending increased 12.5% and 11.7% in the second and third quarters of 2004.(5) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt products also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Although energy prices rose 6.7% for the year under review, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a more subdued 2.0% for the 12 months ended September 30, 2004.(3) Expected inflation is a key determinant of interest rates, and this environment contributed to the continued low level of interest rates during the period. The 10-year U.S. Treasury yield rose modestly from 3.96% at the beginning of the fiscal year to 4.14% on September 30, 2004.

The general interest rate decline over the past few years has helped to provide a certain amount of stimulus to consumers and businesses. Even with recently rising interest rates, other sources of economic stimulus remained during the period, including positive employment data as well as business strength.

YIELD COMPARISON
9/30/04

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Franklin U.S. Government Securities Fund - Class A*      4.11%
            10-Year Treasury Note*                                   4.14%
            Lipper GNMA Funds Average*                               3.41%
            Money Market Funds Average*                              0.85%

* Sources: Standard & Poor's Micropal; Lipper Inc. Franklin U.S. Government Securities Fund - Class A shares' yield, calculated as required by the SEC, is based on earnings of the Fund's portfolio for the 30 days ended 9/30/04. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; interest payments and principal are guaranteed. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. The Lipper GNMA Funds Objective Average is an average of the monthly SEC yields of 67 funds in the Lipper GNMA Funds classification for the 30 days ended 9/30/04. The Lipper Money Market Funds Average is an average of the monthly SEC yields of 400 funds in the Lipper Money Market Funds classification for the 30 days ended 9/30/04. Lipper averages do not include sales charges.

(3)   Source: Bureau of Labor Statistics.

(4) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.

(5)   Source: Bureau of Economic Analysis.


                                                              Annual Report | 39

DIVIDEND DISTRIBUTIONS*
Franklin U.S. Government Securities Fund
10/1/03-9/30/04

------------------------------------------------------------------------------------------
                                            DIVIDEND PER SHARE
                 -------------------------------------------------------------------------
MONTH             CLASS A          CLASS B        CLASS C       CLASS R      ADVISOR CLASS
------------------------------------------------------------------------------------------
October          2.98 cents      2.70 cents     2.67 cents     2.79 cents     3.05 cents
------------------------------------------------------------------------------------------
November         2.98 cents      2.70 cents     2.67 cents     2.79 cents     3.05 cents
------------------------------------------------------------------------------------------
December**       4.20 cents      3.90 cents     3.91 cents     3.98 cents     4.27 cents
------------------------------------------------------------------------------------------
January          2.98 cents      2.68 cents     2.69 cents     2.76 cents     3.06 cents
------------------------------------------------------------------------------------------
February         2.98 cents      2.68 cents     2.69 cents     2.76 cents     3.05 cents
------------------------------------------------------------------------------------------
March            2.98 cents      2.68 cents     2.67 cents     2.77 cents     3.04 cents
------------------------------------------------------------------------------------------
April            2.98 cents      2.68 cents     2.67 cents     2.77 cents     3.05 cents
------------------------------------------------------------------------------------------
May              2.78 cents      2.48 cents     2.47 cents     2.57 cents     2.85 cents
------------------------------------------------------------------------------------------
June             2.78 cents      2.49 cents     2.49 cents     2.59 cents     2.84 cents
------------------------------------------------------------------------------------------
July             2.78 cents      2.49 cents     2.49 cents     2.59 cents     2.85 cents
------------------------------------------------------------------------------------------
August           2.78 cents      2.49 cents     2.49 cents     2.59 cents     2.85 cents
------------------------------------------------------------------------------------------
September        2.43 cents      2.15 cents     2.14 cents     2.23 cents     2.49 cents
------------------------------------------------------------------------------------------
TOTAL           35.63 CENTS     32.12 CENTS    32.05 CENTS    33.19 CENTS    36.45 CENTS
------------------------------------------------------------------------------------------


* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** Includes an additional 1.22 cent distribution to meet excise tax requirements.

INVESTMENT STRATEGY

We seek to invest predominantly in GNMA (Ginnie Mae) obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund's short-term investments include short-term government securities and cash or cash equivalents.

MANAGER'S DISCUSSION

Our research shows that over the past 5-, 10- and 15-year time periods, GNMAs have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasuries, Agency debentures, investment grade and high yield corporate bonds, and large capitalization and small capitalization stocks. These time periods include various credit, prepayment, economic and interest rate cycles.

We used our research to uncover areas of the markets where we thought mortgage risk may have offered value. In the recent interest rate environment, we looked to add to those positions with valuations that we considered attractive, consistent with our investment strategy. In terms of coupon, we invested across a wide spectrum of securities. With the overall decline in mortgage rates during


40 | Annual Report
the reporting period, our holdings provided overall positive total returns for the Fund.

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years to come.


[PHOTO OMITTED]        /s/  Jack Lemein
                       Jack Lemein


[PHOTO OMITTED]        /s/ Roger A. Bayston

                       Roger A. Bayston, CFA

                       Portfolio Management Team
                       Franklin U.S. Government Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 41

PERFORMANCE SUMMARY AS OF 9/30/04

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.13            $6.68            $6.81
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3563
-----------------------------------------------------------------------------------------------
CLASS B                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.13            $6.67            $6.80
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3212
-----------------------------------------------------------------------------------------------
CLASS C                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.13            $6.65            $6.78
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3205
-----------------------------------------------------------------------------------------------
CLASS R                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.13            $6.68            $6.81
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3319
-----------------------------------------------------------------------------------------------
ADVISOR CLASS                                         CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.14            $6.69            $6.83
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3645
-----------------------------------------------------------------------------------------------


42 | Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +3.46%           +35.57%          +95.22%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -0.91%            +5.37%           +6.45%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.18%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         4.11%
------------------------------------------------------------------------------------------------------
CLASS B                                               1-YEAR            5-YEAR      INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.92%           +31.92%          +32.25%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -1.01%            +5.37%           +4.85%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 3.87%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         3.76%
------------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR            5-YEAR      INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.91%           +31.97%          +73.00%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +1.93%            +5.71%           +5.99%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 3.86%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         3.76%
------------------------------------------------------------------------------------------------------
CLASS R                                                                 1-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                              +3.08%          +12.86%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                          +2.10%           +4.51%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.01%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         3.91%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                                      1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +3.42%           +36.31%          +97.66%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +3.42%            +6.39%           +7.05%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.47%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         4.41%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 43

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS A                           9/30/04
-----------------------------------------
1-Year                             -0.91%
-----------------------------------------
5-Year                             +5.37%
-----------------------------------------
10-Year                            +6.45%
-----------------------------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND - CLASS A
Total Return Index Comparison
$10,000 Investment (10/1/94 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN U.S.     LEHMAN BROTHERS
                  GOVERNMENT        INTERMEDIATE
               SECURITIES FUND -     GOVERNMENT        LIPPER GNMA
                   CLASS A          BOND INDEX(6)    FUNDS AVERAGE(6)    CPI(6)
--------------------------------------------------------------------------------
   10/1/1994        $9,574             $10,000           $10,000        $10,000
  10/31/1994        $9,544             $10,002            $9,970        $10,007
  11/30/1994        $9,530              $9,957            $9,944        $10,020
  12/31/1994        $9,619              $9,990           $10,039        $10,020
   1/31/1995        $9,815             $10,153           $10,230        $10,060
   2/28/1995       $10,058             $10,348           $10,478        $10,100
   3/31/1995       $10,104             $10,405           $10,521        $10,134
   4/30/1995       $10,242             $10,526           $10,660        $10,167
   5/31/1995       $10,583             $10,823           $11,009        $10,187
   6/30/1995       $10,647             $10,892           $11,073        $10,207
   7/31/1995       $10,664             $10,897           $11,067        $10,207
   8/31/1995       $10,775             $10,987           $11,183        $10,234
   9/30/1995       $10,872             $11,060           $11,297        $10,254
  10/31/1995       $10,985             $11,182           $11,404        $10,288
  11/30/1995       $11,098             $11,318           $11,548        $10,281
  12/31/1995       $11,229             $11,430           $11,697        $10,274
   1/31/1996       $11,295             $11,526           $11,763        $10,335
   2/29/1996       $11,199             $11,404           $11,612        $10,368
   3/31/1996       $11,151             $11,352           $11,561        $10,422
   4/30/1996       $11,103             $11,319           $11,512        $10,462
   5/31/1996       $11,071             $11,313           $11,464        $10,482
   6/30/1996       $11,207             $11,428           $11,589        $10,489
   7/31/1996       $11,242             $11,464           $11,629        $10,509
   8/31/1996       $11,243             $11,477           $11,623        $10,529
   9/30/1996       $11,432             $11,625           $11,808        $10,562
  10/31/1996       $11,639             $11,816           $12,047        $10,596
  11/30/1996       $11,813             $11,958           $12,232        $10,616
  12/31/1996       $11,745             $11,894           $12,143        $10,616
   1/31/1997       $11,817             $11,940           $12,218        $10,649
   2/28/1997       $11,853             $11,959           $12,241        $10,683
   3/31/1997       $11,819             $11,891           $12,113        $10,710
   4/30/1997       $11,998             $12,025           $12,301        $10,723
   5/31/1997       $12,104             $12,119           $12,415        $10,716
   6/30/1997       $12,245             $12,222           $12,558        $10,730
   7/31/1997       $12,478             $12,448           $12,818        $10,743
   8/31/1997       $12,440             $12,400           $12,765        $10,763
   9/30/1997       $12,584             $12,535           $12,932        $10,790
  10/31/1997       $12,711             $12,681           $13,066        $10,817
  11/30/1997       $12,728             $12,709           $13,096        $10,810
  12/31/1997       $12,856             $12,812           $13,221        $10,797
   1/31/1998       $12,984             $12,980           $13,355        $10,817
   2/28/1998       $12,983             $12,966           $13,368        $10,837
   3/31/1998       $13,037             $13,006           $13,412        $10,857
   4/30/1998       $13,130             $13,068           $13,484        $10,877
   5/31/1998       $13,220             $13,158           $13,586        $10,897
   6/30/1998       $13,272             $13,247           $13,646        $10,910
   7/31/1998       $13,343             $13,298           $13,703        $10,924
   8/31/1998       $13,473             $13,549           $13,839        $10,937
   9/30/1998       $13,643             $13,865           $14,020        $10,950
  10/31/1998       $13,578             $13,888           $13,951        $10,977
  11/30/1998       $13,652             $13,846           $14,028        $10,977
  12/31/1998       $13,705             $13,900           $14,079        $10,971
   1/31/1999       $13,799             $13,962           $14,162        $10,997
   2/28/1999       $13,712             $13,770           $14,050        $11,011
   3/31/1999       $13,787             $13,861           $14,138        $11,044
   4/30/1999       $13,842             $13,899           $14,192        $11,124
   5/31/1999       $13,734             $13,814           $14,090        $11,124
   6/30/1999       $13,667             $13,834           $14,011        $11,124
   7/31/1999       $13,558             $13,836           $13,925        $11,158
   8/31/1999       $13,568             $13,855           $13,907        $11,185
   9/30/1999       $13,787             $13,974           $14,126        $11,238
  10/31/1999       $13,860             $14,002           $14,175        $11,258
  11/30/1999       $13,871             $14,011           $14,182        $11,265
  12/31/1999       $13,818             $13,967           $14,114        $11,265
   1/31/2000       $13,701             $13,920           $14,000        $11,299
   2/29/2000       $13,861             $14,036           $14,164        $11,365
   3/31/2000       $14,065             $14,196           $14,378        $11,459
   4/30/2000       $14,033             $14,190           $14,352        $11,466
   5/31/2000       $14,089             $14,228           $14,400        $11,479
   6/30/2000       $14,321             $14,454           $14,652        $11,539
   7/31/2000       $14,400             $14,550           $14,713        $11,566
   8/31/2000       $14,613             $14,713           $14,921        $11,566
   9/30/2000       $14,738             $14,842           $15,050        $11,627
  10/31/2000       $14,842             $14,943           $15,142        $11,647
  11/30/2000       $15,059             $15,163           $15,364        $11,653
  12/31/2000       $15,277             $15,430           $15,588        $11,647
   1/31/2001       $15,496             $15,635           $15,827        $11,720
   2/28/2001       $15,579             $15,779           $15,922        $11,767
   3/31/2001       $15,663             $15,893           $16,013        $11,794
   4/30/2001       $15,678             $15,843           $15,984        $11,841
   5/31/2001       $15,786             $15,909           $16,088        $11,894
   6/30/2001       $15,824             $15,960           $16,141        $11,914
   7/31/2001       $16,121             $16,257           $16,451        $11,881
   8/31/2001       $16,231             $16,402           $16,572        $11,881
   9/30/2001       $16,436             $16,752           $16,808        $11,934
  10/31/2001       $16,663             $17,013           $17,035        $11,894
  11/30/2001       $16,508             $16,810           $16,854        $11,874
  12/31/2001       $16,449             $16,729           $16,763        $11,827
   1/31/2002       $16,579             $16,801           $16,924        $11,854
   2/28/2002       $16,783             $16,940           $17,103        $11,901
   3/31/2002       $16,572             $16,685           $16,893        $11,968
   4/30/2002       $16,877             $16,997           $17,207        $12,035
   5/31/2002       $16,985             $17,116           $17,319        $12,035
   6/30/2002       $17,118             $17,329           $17,461        $12,041
   7/31/2002       $17,302             $17,656           $17,665        $12,055
   8/31/2002       $17,462             $17,858           $17,810        $12,095
   9/30/2002       $17,597             $18,165           $17,967        $12,115
  10/31/2002       $17,657             $18,152           $17,992        $12,135
  11/30/2002       $17,657             $18,009           $17,983        $12,135
  12/31/2002       $17,860             $18,341           $18,181        $12,108
   1/31/2003       $17,911             $18,301           $18,217        $12,162
   2/28/2003       $17,988             $18,507           $18,321        $12,256
   3/31/2003       $17,987             $18,511           $18,308        $12,329
   4/30/2003       $18,039             $18,563           $18,356        $12,303
   5/31/2003       $18,038             $18,855           $18,404        $12,282
   6/30/2003       $18,090             $18,824           $18,437        $12,296
   7/31/2003       $17,669             $18,367           $18,026        $12,309
   8/31/2003       $17,801             $18,400           $18,146        $12,356
   9/30/2003       $18,066             $18,799           $18,451        $12,396
  10/31/2003       $17,985             $18,615           $18,357        $12,383
  11/30/2003       $18,065             $18,616           $18,412        $12,349
  12/31/2003       $18,179             $18,761           $18,537        $12,336
   1/31/2004       $18,286             $18,863           $18,628        $12,396
   2/29/2004       $18,394             $19,042           $18,748        $12,463
   3/31/2004       $18,448             $19,175           $18,809        $12,544
   4/30/2004       $18,147             $18,746           $18,492        $12,584
   5/31/2004       $18,113             $18,686           $18,440        $12,657
   6/30/2004       $18,273             $18,734           $18,578        $12,697
   7/31/2004       $18,433             $18,869           $18,719        $12,677
   8/31/2004       $18,678             $19,150           $18,964        $12,684
   9/30/2004       $18,690             $19,157           $18,974        $12,711

TOTAL RETURN         86.90%              91.57%            89.74%         27.11%

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B                           9/30/04
-----------------------------------------
1-Year                             -1.01%
-----------------------------------------
5-Year                             +5.37%
-----------------------------------------
Since Inception (1/1/99)           +4.85%
-----------------------------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND - CLASS B
Total Return Index Comparison
$10,000 Investment (1/1/99 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN U.S.     LEHMAN BROTHERS
                  GOVERNMENT        INTERMEDIATE
               SECURITIES FUND -     GOVERNMENT       LIPPER GNMA
                   CLASS B          BOND INDEX(6)   FUNDS AVERAGE(6)    CPI(6)
--------------------------------------------------------------------------------
     1/1/1999       $10,000           $10,000           $10,000        $10,000
    1/31/1999       $10,068           $10,045           $10,059        $10,024
    2/28/1999        $9,986            $9,907            $9,980        $10,037
    3/31/1999       $10,051            $9,973           $10,042        $10,067
    4/30/1999       $10,087           $10,000           $10,081        $10,140
    5/31/1999       $10,005            $9,938           $10,008        $10,140
    6/30/1999        $9,936            $9,953            $9,952        $10,140
    7/31/1999        $9,868            $9,954            $9,891        $10,171
    8/31/1999        $9,856            $9,968            $9,878        $10,195
    9/30/1999       $10,025           $10,053           $10,033        $10,244
   10/31/1999       $10,074           $10,073           $10,069        $10,262
   11/30/1999       $10,062           $10,080           $10,074        $10,268
   12/31/1999       $10,019           $10,049           $10,025        $10,268
    1/31/2000        $9,946           $10,015            $9,944        $10,299
    2/29/2000       $10,042           $10,098           $10,060        $10,360
    3/31/2000       $10,186           $10,213           $10,212        $10,445
    4/30/2000       $10,174           $10,209           $10,194        $10,451
    5/31/2000       $10,210           $10,236           $10,229        $10,464
    6/30/2000       $10,373           $10,399           $10,408        $10,519
    7/31/2000       $10,410           $10,468           $10,450        $10,543
    8/31/2000       $10,560           $10,585           $10,599        $10,543
    9/30/2000       $10,662           $10,678           $10,690        $10,598
   10/31/2000       $10,717           $10,751           $10,755        $10,616
   11/30/2000       $10,869           $10,909           $10,913        $10,622
   12/31/2000       $11,021           $11,101           $11,072        $10,616
    1/31/2001       $11,191           $11,249           $11,242        $10,683
    2/28/2001       $11,230           $11,352           $11,309        $10,726
    3/31/2001       $11,302           $11,434           $11,374        $10,750
    4/30/2001       $11,291           $11,398           $11,353        $10,793
    5/31/2001       $11,364           $11,446           $11,427        $10,842
    6/30/2001       $11,403           $11,482           $11,465        $10,860
    7/31/2001       $11,595           $11,696           $11,685        $10,830
    8/31/2001       $11,669           $11,800           $11,771        $10,830
    9/30/2001       $11,829           $12,052           $11,939        $10,879
   10/31/2001       $11,970           $12,240           $12,100        $10,842
   11/30/2001       $11,871           $12,094           $11,971        $10,824
   12/31/2001       $11,806           $12,035           $11,907        $10,781
    1/31/2002       $11,912           $12,087           $12,021        $10,805
    2/28/2002       $12,035           $12,187           $12,149        $10,848
    3/31/2002       $11,879           $12,004           $11,999        $10,909
    4/30/2002       $12,092           $12,228           $12,222        $10,970
    5/31/2002       $12,164           $12,314           $12,302        $10,970
    6/30/2002       $12,254           $12,468           $12,403        $10,976
    7/31/2002       $12,381           $12,703           $12,548        $10,988
    8/31/2002       $12,490           $12,848           $12,651        $11,025
    9/30/2002       $12,582           $13,068           $12,762        $11,043
   10/31/2002       $12,620           $13,059           $12,780        $11,062
   11/30/2002       $12,614           $12,956           $12,773        $11,062
   12/31/2002       $12,754           $13,196           $12,914        $11,037
    1/31/2003       $12,785           $13,166           $12,940        $11,086
    2/28/2003       $12,834           $13,315           $13,014        $11,171
    3/31/2003       $12,828           $13,318           $13,004        $11,239
    4/30/2003       $12,859           $13,355           $13,038        $11,214
    5/31/2003       $12,871           $13,565           $13,072        $11,196
    6/30/2003       $12,884           $13,543           $13,096        $11,208
    7/31/2003       $12,578           $13,214           $12,804        $11,220
    8/31/2003       $12,667           $13,238           $12,889        $11,263
    9/30/2003       $12,850           $13,525           $13,106        $11,300
   10/31/2003       $12,788           $13,392           $13,039        $11,287
   11/30/2003       $12,839           $13,393           $13,078        $11,257
   12/31/2003       $12,914           $13,497           $13,167        $11,245
    1/31/2004       $12,985           $13,571           $13,232        $11,300
    2/29/2004       $13,056           $13,700           $13,316        $11,361
    3/31/2004       $13,089           $13,795           $13,360        $11,434
    4/30/2004       $12,868           $13,487           $13,135        $11,470
    5/31/2004       $12,839           $13,444           $13,098        $11,538
    6/30/2004       $12,946           $13,478           $13,196        $11,574
    7/31/2004       $13,054           $13,575           $13,296        $11,556
    8/31/2004       $13,222           $13,777           $13,470        $11,562
    9/30/2004       $13,128           $13,782           $13,477        $11,586

TOTAL RETURN          31.28%            37.82%            34.77%         15.86%


44 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS C                             9/30/04
-------------------------------------------
1-Year                               +1.93%
-------------------------------------------
5-Year                               +5.71%
-------------------------------------------
Since Inception (5/1/95)             +5.99%
-------------------------------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND - CLASS C
Total Return Index Comparison
$10,000 Investment (5/1/95 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN U.S.     LEHMAN BROTHERS
                  GOVERNMENT        INTERMEDIATE
               SECURITIES FUND -     GOVERNMENT        LIPPER GNMA
                   CLASS C          BOND INDEX(6)    FUNDS AVERAGE(6)    CPI(6)
--------------------------------------------------------------------------------
     5/1/1995      $10,000             $10,000            $10,000       $10,000
    5/31/1995      $10,302             $10,282            $10,328       $10,020
    6/30/1995      $10,358             $10,347            $10,388       $10,039
    7/31/1995      $10,368             $10,352            $10,382       $10,039
    8/31/1995      $10,471             $10,438            $10,491       $10,066
    9/30/1995      $10,565             $10,508            $10,598       $10,086
   10/31/1995      $10,669             $10,623            $10,698       $10,118
   11/30/1995      $10,773             $10,753            $10,833       $10,112
   12/31/1995      $10,894             $10,859            $10,973       $10,105
    1/31/1996      $10,968             $10,950            $11,035       $10,165
    2/29/1996      $10,868             $10,834            $10,893       $10,197
    3/31/1996      $10,800             $10,785            $10,845       $10,250
    4/30/1996      $10,764             $10,754            $10,800       $10,290
    5/31/1996      $10,728             $10,748            $10,754       $10,309
    6/30/1996      $10,838             $10,857            $10,871       $10,316
    7/31/1996      $10,867             $10,891            $10,910       $10,336
    8/31/1996      $10,879             $10,903            $10,904       $10,355
    9/30/1996      $11,045             $11,044            $11,077       $10,388
   10/31/1996      $11,240             $11,225            $11,301       $10,421
   11/30/1996      $11,420             $11,361            $11,475       $10,441
   12/31/1996      $11,332             $11,300            $11,391       $10,441
    1/31/1997      $11,413             $11,343            $11,462       $10,474
    2/28/1997      $11,426             $11,361            $11,484       $10,507
    3/31/1997      $11,388             $11,297            $11,363       $10,533
    4/30/1997      $11,555             $11,424            $11,539       $10,546
    5/31/1997      $11,668             $11,513            $11,647       $10,540
    6/30/1997      $11,798             $11,612            $11,781       $10,553
    7/31/1997      $12,017             $11,826            $12,025       $10,566
    8/31/1997      $11,958             $11,781            $11,975       $10,586
    9/30/1997      $12,092             $11,909            $12,132       $10,612
   10/31/1997      $12,209             $12,047            $12,257       $10,639
   11/30/1997      $12,219             $12,074            $12,285       $10,632
   12/31/1997      $12,337             $12,172            $12,403       $10,619
    1/31/1998      $12,454             $12,331            $12,528       $10,639
    2/28/1998      $12,447             $12,318            $12,541       $10,658
    3/31/1998      $12,494             $12,356            $12,582       $10,678
    4/30/1998      $12,577             $12,415            $12,649       $10,698
    5/31/1998      $12,658             $12,501            $12,745       $10,718
    6/30/1998      $12,702             $12,585            $12,801       $10,731
    7/31/1998      $12,765             $12,633            $12,855       $10,744
    8/31/1998      $12,884             $12,872            $12,982       $10,757
    9/30/1998      $13,041             $13,173            $13,152       $10,770
   10/31/1998      $12,954             $13,194            $13,088       $10,797
   11/30/1998      $13,037             $13,154            $13,160       $10,797
   12/31/1998      $13,082             $13,205            $13,207       $10,790
    1/31/1999      $13,166             $13,264            $13,285       $10,816
    2/28/1999      $13,077             $13,082            $13,180       $10,829
    3/31/1999      $13,143             $13,169            $13,263       $10,862
    4/30/1999      $13,189             $13,205            $13,314       $10,941
    5/31/1999      $13,080             $13,124            $13,218       $10,941
    6/30/1999      $13,010             $13,143            $13,144       $10,941
    7/31/1999      $12,900             $13,144            $13,064       $10,974
    8/31/1999      $12,904             $13,163            $13,047       $11,001
    9/30/1999      $13,107             $13,276            $13,252       $11,053
   10/31/1999      $13,171             $13,302            $13,298       $11,073
   11/30/1999      $13,175             $13,311            $13,305       $11,080
   12/31/1999      $13,119             $13,269            $13,241       $11,080
    1/31/2000      $13,002             $13,225            $13,133       $11,113
    2/29/2000      $13,149             $13,334            $13,287       $11,178
    3/31/2000      $13,337             $13,487            $13,488       $11,271
    4/30/2000      $13,300             $13,481            $13,463       $11,277
    5/31/2000      $13,348             $13,517            $13,509       $11,290
    6/30/2000      $13,562             $13,732            $13,746       $11,350
    7/31/2000      $13,610             $13,823            $13,802       $11,376
    8/31/2000      $13,807             $13,978            $13,998       $11,376
    9/30/2000      $13,940             $14,100            $14,118       $11,435
   10/31/2000      $14,032             $14,197            $14,204       $11,455
   11/30/2000      $14,210             $14,405            $14,413       $11,461
   12/31/2000      $14,410             $14,659            $14,624       $11,455
    1/31/2001      $14,633             $14,854            $14,847       $11,527
    2/28/2001      $14,684             $14,991            $14,937       $11,573
    3/31/2001      $14,778             $15,099            $15,022       $11,600
    4/30/2001      $14,786             $15,052            $14,995       $11,646
    5/31/2001      $14,859             $15,114            $15,092       $11,698
    6/30/2001      $14,911             $15,162            $15,142       $11,718
    7/31/2001      $15,162             $15,445            $15,433       $11,685
    8/31/2001      $15,259             $15,582            $15,547       $11,685
    9/30/2001      $15,469             $15,915            $15,768       $11,738
   10/31/2001      $15,654             $16,163            $15,980       $11,698
   11/30/2001      $15,523             $15,970            $15,811       $11,679
   12/31/2001      $15,438             $15,893            $15,726       $11,633
    1/31/2002      $15,576             $15,962            $15,877       $11,659
    2/28/2002      $15,738             $16,094            $16,045       $11,705
    3/31/2002      $15,533             $15,851            $15,848       $11,771
    4/30/2002      $15,812             $16,148            $16,142       $11,837
    5/31/2002      $15,907             $16,260            $16,247       $11,837
    6/30/2002      $16,026             $16,464            $16,381       $11,843
    7/31/2002      $16,192             $16,774            $16,572       $11,856
    8/31/2002      $16,335             $16,965            $16,708       $11,896
    9/30/2002      $16,479             $17,257            $16,855       $11,916
   10/31/2002      $16,505             $17,245            $16,879       $11,935
   11/30/2002      $16,498             $17,109            $16,870       $11,935
   12/31/2002      $16,681             $17,425            $17,056       $11,909
    1/31/2003      $16,722             $17,387            $17,090       $11,962
    2/28/2003      $16,811             $17,583            $17,187       $12,054
    3/31/2003      $16,779             $17,586            $17,175       $12,126
    4/30/2003      $16,821             $17,636            $17,220       $12,100
    5/31/2003      $16,814             $17,913            $17,265       $12,080
    6/30/2003      $16,854             $17,883            $17,296       $12,093
    7/31/2003      $16,453             $17,449            $16,910       $12,107
    8/31/2003      $16,568             $17,481            $17,023       $12,153
    9/30/2003      $16,808             $17,860            $17,309       $12,192
   10/31/2003      $16,725             $17,684            $17,221       $12,179
   11/30/2003      $16,792             $17,686            $17,273       $12,146
   12/31/2003      $16,890             $17,824            $17,390       $12,133
    1/31/2004      $16,984             $17,920            $17,475       $12,192
    2/29/2004      $17,077             $18,091            $17,587       $12,258
    3/31/2004      $17,120             $18,217            $17,645       $12,337
    4/30/2004      $16,830             $17,810            $17,347       $12,377
    5/31/2004      $16,791             $17,753            $17,299       $12,449
    6/30/2004      $16,958             $17,798            $17,428       $12,488
    7/31/2004      $17,074             $17,927            $17,561       $12,469
    8/31/2004      $17,294             $18,193            $17,791       $12,475
    9/30/2004      $17,300             $18,200            $17,800       $12,502

TOTAL RETURN         73.00%              82.00%             78.00%        25.02%

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS R                             9/30/04
-------------------------------------------
1-Year                               +2.10%
-------------------------------------------
Since Inception (1/1/02)             +4.51%
-------------------------------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND - CLASS R
Total Return Index Comparison
$10,000 Investment (1/1/02 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN U.S.     LEHMAN BROTHERS
                  GOVERNMENT        INTERMEDIATE
               SECURITIES FUND -     GOVERNMENT        LIPPER GNMA
                   CLASS R          BOND INDEX(6)    FUNDS AVERAGE(6)    CPI(6)
--------------------------------------------------------------------------------
    1/1/2002       $10,000             $10,000            $10,000       $10,000
   1/31/2002       $10,109             $10,043            $10,096       $10,023
   2/28/2002       $10,215             $10,126            $10,203       $10,062
   3/31/2002       $10,098              $9,974            $10,078       $10,119
   4/30/2002       $10,281             $10,160            $10,265       $10,175
   5/31/2002       $10,343             $10,231            $10,332       $10,175
   6/30/2002       $10,421             $10,359            $10,416       $10,181
   7/31/2002       $10,530             $10,554            $10,538       $10,192
   8/31/2002       $10,625             $10,675            $10,625       $10,226
   9/30/2002       $10,704             $10,858            $10,718       $10,243
  10/31/2002       $10,722             $10,851            $10,733       $10,260
  11/30/2002       $10,733             $10,765            $10,728       $10,260
  12/31/2002       $10,854             $10,964            $10,846       $10,238
   1/31/2003       $10,866             $10,940            $10,868       $10,283
   2/28/2003       $10,924             $11,063            $10,929       $10,362
   3/31/2003       $10,921             $11,066            $10,922       $10,424
   4/30/2003       $10,948             $11,097            $10,950       $10,402
   5/31/2003       $10,945             $11,271            $10,979       $10,385
   6/30/2003       $10,958             $11,252            $10,998       $10,396
   7/31/2003       $10,715             $10,979            $10,753       $10,407
   8/31/2003       $10,791             $10,999            $10,825       $10,447
   9/30/2003       $10,948             $11,237            $11,007       $10,481
  10/31/2003       $10,897             $11,127            $10,951       $10,470
  11/30/2003       $10,926             $11,128            $10,984       $10,441
  12/31/2003       $11,008             $11,215            $11,058       $10,430
   1/31/2004       $11,053             $11,276            $11,113       $10,481
   2/29/2004       $11,115             $11,383            $11,184       $10,538
   3/31/2004       $11,160             $11,462            $11,221       $10,606
   4/30/2004       $10,975             $11,206            $11,031       $10,640
   5/31/2004       $10,950             $11,170            $11,000       $10,702
   6/30/2004       $11,044             $11,198            $11,083       $10,736
   7/31/2004       $11,121             $11,280            $11,167       $10,719
   8/31/2004       $11,265             $11,447            $11,313       $10,724
   9/30/2004       $11,286             $11,452            $11,319       $10,747

TOTAL RETURN         12.86%              14.52%             13.19%         7.47%


                                                              Annual Report | 45

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS(5)            9/30/04
-----------------------------------
1-Year                       +3.42%
-----------------------------------
5-Year                       +6.39%
-----------------------------------
10-Year                      +7.05%
-----------------------------------

FRANKLIN U.S. GOVERNMENT SECURITIES FUND - ADVISOR CLASS
Total Return Index Comparison
$10,000 Investment (10/1/94 - 9/30/04)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN U.S.     LEHMAN BROTHERS
                  GOVERNMENT        INTERMEDIATE
               SECURITIES FUND       GOVERNMENT        LIPPER GNMA
                ADVISOR CLASS       BOND INDEX(6)    FUNDS AVERAGE(6)    CPI(6)
--------------------------------------------------------------------------------
   10/1/1994       $10,000             $10,000           $10,000        $10,000
  10/31/1994        $9,969             $10,002            $9,970        $10,007
  11/30/1994        $9,954              $9,957            $9,944        $10,020
  12/31/1994       $10,048              $9,990           $10,039        $10,020
   1/31/1995       $10,252             $10,153           $10,230        $10,060
   2/28/1995       $10,506             $10,348           $10,478        $10,100
   3/31/1995       $10,554             $10,405           $10,521        $10,134
   4/30/1995       $10,698             $10,526           $10,660        $10,167
   5/31/1995       $11,054             $10,823           $11,009        $10,187
   6/30/1995       $11,121             $10,892           $11,073        $10,207
   7/31/1995       $11,139             $10,897           $11,067        $10,207
   8/31/1995       $11,255             $10,987           $11,183        $10,234
   9/30/1995       $11,356             $11,060           $11,297        $10,254
  10/31/1995       $11,474             $11,182           $11,404        $10,288
  11/30/1995       $11,593             $11,318           $11,548        $10,281
  12/31/1995       $11,729             $11,430           $11,697        $10,274
   1/31/1996       $11,798             $11,526           $11,763        $10,335
   2/29/1996       $11,698             $11,404           $11,612        $10,368
   3/31/1996       $11,648             $11,352           $11,561        $10,422
   4/30/1996       $11,598             $11,319           $11,512        $10,462
   5/31/1996       $11,565             $11,313           $11,464        $10,482
   6/30/1996       $11,706             $11,428           $11,589        $10,489
   7/31/1996       $11,743             $11,464           $11,629        $10,509
   8/31/1996       $11,744             $11,477           $11,623        $10,529
   9/30/1996       $11,941             $11,625           $11,808        $10,562
  10/31/1996       $12,157             $11,816           $12,047        $10,596
  11/30/1996       $12,339             $11,958           $12,232        $10,616
  12/31/1996       $12,268             $11,894           $12,143        $10,616
   1/31/1997       $12,398             $11,940           $12,218        $10,649
   2/28/1997       $12,419             $11,959           $12,241        $10,683
   3/31/1997       $12,385             $11,891           $12,113        $10,710
   4/30/1997       $12,592             $12,025           $12,301        $10,723
   5/31/1997       $12,703             $12,119           $12,415        $10,716
   6/30/1997       $12,852             $12,222           $12,558        $10,730
   7/31/1997       $13,098             $12,448           $12,818        $10,743
   8/31/1997       $13,040             $12,400           $12,765        $10,763
   9/30/1997       $13,211             $12,535           $12,932        $10,790
  10/31/1997       $13,326             $12,681           $13,066        $10,817
  11/30/1997       $13,364             $12,709           $13,096        $10,810
  12/31/1997       $13,499             $12,812           $13,221        $10,797
   1/31/1998       $13,616             $12,980           $13,355        $10,817
   2/28/1998       $13,635             $12,966           $13,368        $10,837
   3/31/1998       $13,693             $13,006           $13,412        $10,857
   4/30/1998       $13,772             $13,068           $13,484        $10,877
   5/31/1998       $13,887             $13,158           $13,586        $10,897
   6/30/1998       $13,943             $13,247           $13,646        $10,910
   7/31/1998       $13,998             $13,298           $13,703        $10,924
   8/31/1998       $14,135             $13,549           $13,839        $10,937
   9/30/1998       $14,336             $13,865           $14,020        $10,950
  10/31/1998       $14,248             $13,888           $13,951        $10,977
  11/30/1998       $14,347             $13,846           $14,028        $10,977
  12/31/1998       $14,404             $13,900           $14,079        $10,971
   1/31/1999       $14,503             $13,962           $14,162        $10,997
   2/28/1999       $14,393             $13,770           $14,050        $11,011
   3/31/1999       $14,473             $13,861           $14,138        $11,044
   4/30/1999       $14,553             $13,899           $14,192        $11,124
   5/31/1999       $14,441             $13,814           $14,090        $11,124
   6/30/1999       $14,350             $13,834           $14,011        $11,124
   7/31/1999       $14,259             $13,836           $13,925        $11,158
   8/31/1999       $14,249             $13,855           $13,907        $11,185
   9/30/1999       $14,502             $13,974           $14,126        $11,238
  10/31/1999       $14,581             $14,002           $14,175        $11,258
  11/30/1999       $14,571             $14,011           $14,182        $11,265
  12/31/1999       $14,516             $13,967           $14,114        $11,265
   1/31/2000       $14,418             $13,920           $14,000        $11,299
   2/29/2000       $14,566             $14,036           $14,164        $11,365
   3/31/2000       $14,781             $14,196           $14,378        $11,459
   4/30/2000       $14,771             $14,190           $14,352        $11,466
   5/31/2000       $14,832             $14,228           $14,400        $11,479
   6/30/2000       $15,077             $14,454           $14,652        $11,539
   7/31/2000       $15,138             $14,550           $14,713        $11,566
   8/31/2000       $15,364             $14,713           $14,921        $11,566
   9/30/2000       $15,520             $14,842           $15,050        $11,627
  10/31/2000       $15,631             $14,943           $15,142        $11,647
  11/30/2000       $15,836             $15,163           $15,364        $11,653
  12/31/2000       $16,091             $15,430           $15,588        $11,647
   1/31/2001       $16,323             $15,635           $15,827        $11,720
   2/28/2001       $16,388             $15,779           $15,922        $11,767
   3/31/2001       $16,501             $15,893           $16,013        $11,794
   4/30/2001       $16,518             $15,843           $15,984        $11,841
   5/31/2001       $16,608             $15,909           $16,088        $11,894
   6/30/2001       $16,697             $15,960           $16,141        $11,914
   7/31/2001       $16,987             $16,257           $16,451        $11,881
   8/31/2001       $17,103             $16,402           $16,572        $11,881
   9/30/2001       $17,322             $16,752           $16,808        $11,934
  10/31/2001       $17,562             $17,013           $17,035        $11,894
  11/30/2001       $17,426             $16,810           $16,854        $11,874
  12/31/2001       $17,340             $16,729           $16,763        $11,827
   1/31/2002       $17,478             $16,801           $16,924        $11,854
   2/28/2002       $17,695             $16,940           $17,103        $11,901
   3/31/2002       $17,474             $16,685           $16,893        $11,968
   4/30/2002       $17,796             $16,997           $17,207        $12,035
   5/31/2002       $17,913             $17,116           $17,319        $12,035
   6/30/2002       $18,055             $17,329           $17,461        $12,041
   7/31/2002       $18,250             $17,656           $17,665        $12,055
   8/31/2002       $18,420             $17,858           $17,810        $12,095
   9/30/2002       $18,591             $18,165           $17,967        $12,115
  10/31/2002       $18,630             $18,152           $17,992        $12,135
  11/30/2002       $18,631             $18,009           $17,983        $12,135
  12/31/2002       $18,847             $18,341           $18,181        $12,108
   1/31/2003       $18,902             $18,301           $18,217        $12,162
   2/28/2003       $19,013             $18,507           $18,321        $12,256
   3/31/2003       $19,014             $18,511           $18,308        $12,329
   4/30/2003       $19,043             $18,563           $18,356        $12,303
   5/31/2003       $19,072             $18,855           $18,404        $12,282
   6/30/2003       $19,101             $18,824           $18,437        $12,296
   7/31/2003       $18,659             $18,367           $18,026        $12,309
   8/31/2003       $18,800             $18,400           $18,146        $12,356
   9/30/2003       $19,109             $18,799           $18,451        $12,396
  10/31/2003       $19,027             $18,615           $18,357        $12,383
  11/30/2003       $19,085             $18,616           $18,412        $12,349
  12/31/2003       $19,206             $18,761           $18,537        $12,336
   1/31/2004       $19,323             $18,863           $18,628        $12,396
   2/29/2004       $19,438             $19,042           $18,748        $12,463
   3/31/2004       $19,497             $19,175           $18,809        $12,544
   4/30/2004       $19,180             $18,746           $18,492        $12,584
   5/31/2004       $19,176             $18,686           $18,440        $12,657
   6/30/2004       $19,347             $18,734           $18,578        $12,697
   7/31/2004       $19,488             $18,869           $18,719        $12,677
   8/31/2004       $19,749             $19,150           $18,964        $12,684
   9/30/2004       $19,766             $19,157           $18,974        $12,711

TOTAL RETURN         97.66%              91.57%            89.74%         27.11%


46 | Annual Report

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SECURITIES OWNED BY THE FUND, BUT NOT SHARES OF THE FUND, ARE GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/04.

(4) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/04.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +61.12% and +6.35%.

(6) Sources: Lehman Brothers Inc.; Lipper Inc.; Standard & Poor's Micropal. The Lehman Brothers Intermediate U.S. Government Bond index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term of maturity of less than 10 years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Objective Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12 months ended 9/30/04, the Lipper GNMA Funds Average consisted of 67 mutual funds. The Lipper average does not include sales charges. Fund performance relative to the average may have differed if these or other factors had been considered.


                                                              Annual Report | 47

YOUR FUND'S EXPENSES

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


48 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT     ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 3/31/04        VALUE 9/30/04    PERIOD* 3/31/04-9/30/04
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $1,013.10                $3.52
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,021.50                $3.54
---------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $1,010.40                $6.18
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,018.85                $6.21
---------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $1,010.40                $6.18
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,018.85                $6.21
---------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $1,011.30                $5.43
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,019.60                $5.45
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000             $1,013.70                $2.92
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000             $1,022.10                $2.93
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio for each class (A: 0.70%; B: 1.23%; C: 1.23%; R: 1.08%; and Advisor: 0.58%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                                                              Annual Report | 49

FRANKLIN UTILITIES FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Utilities Fund seeks both capital appreciation and current income from a portfolio of public utility industry securities.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Utilities Fund
Based on Total Net Assets as of 9/30/04

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Utilities ...............................  93.8%

            Communications ..........................   2.9%

            Commercial Services .....................   1.1%

            Industrial Services .....................   1.0%

            Short-Term Investments
            & Other Net Assets ......................   1.2%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Utilities Fund's annual report, which covers the fiscal year ended September 30, 2004.

PERFORMANCE OVERVIEW

Franklin Utilities Fund - Class A posted a +20.40% cumulative total return for the 12-month period ended September 30, 2004. The Fund outperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 13.86% for the same period.(1) Given that the Fund invests in only a few sectors within the S&P 500, the Fund's results are not directly comparable to the index's. You can find the Fund's long-term performance data in the Performance Summary beginning on page 54.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2004, the domestic economy grew, with one-year gross domestic product increasing an estimated 3.9%. Major contributors to growth included inventory investment, equipment and soft-

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 106.


50 | Annual Report
ware spending, and federal government spending. The economy experienced solid export growth and a resilient housing market; however, job worries contributed to declining consumer confidence late in the period, which could be seen in relatively weak consumer spending and modest retail sales.

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.8 million jobs since summer 2003. In addition, the unemployment rate fell from 6.1% in September 2003 to 5.4% at period-end.(2) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation remained modest but picked up speed in 2004, with record-high oil prices a dominant theme. Excluding the volatile food and energy categories, consumer prices increased 2.0% for the 12 months ended September 30, 2004.(2) Consequently, the Federal Reserve Board (Fed) raised the federal funds target rate during the reporting period, with quarter percentage point hikes on June 30, August 10 and September
21. As a result of the increases, the federal funds target rate rose from 1.0% to 1.75%. With core inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through early 2004, then flattened and traded in a fairly narrow range through period-end. Despite continued signs of enhanced corporate fundamentals, investors appeared cautious due to geopolitical uncertainty, soaring oil prices and rising short-term interest rates. The S&P 500 rose 13.86% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 6.75%.(3)

INVESTMENT STRATEGY

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.


(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


                                                              Annual Report | 51

TOP 10 EQUITY HOLDINGS
Franklin Utilities Fund
9/30/04

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
COMPANY                                                               NET ASSETS
--------------------------------------------------------------------------------
Dominion Resources Inc.                                                     4.9%
--------------------------------------------------------------------------------
Entergy Corp.                                                               4.7%
--------------------------------------------------------------------------------
FPL Group Inc.                                                              4.5%
--------------------------------------------------------------------------------
TXU Corp.                                                                   4.0%
--------------------------------------------------------------------------------
American Electric Power Co. Inc.                                            3.9%
--------------------------------------------------------------------------------
Exelon Corp.                                                                3.8%
--------------------------------------------------------------------------------
FirstEnergy Corp.                                                           3.6%
--------------------------------------------------------------------------------
United Utilities PLC, A (U.K.)                                              3.5%
--------------------------------------------------------------------------------
PPL Corp.                                                                   3.4%
--------------------------------------------------------------------------------
Progress Energy Inc.                                                        3.3%
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

Utilities companies are adjusting their priorities and moving toward an operational philosophy that encompasses a back-to-basics approach of focusing on core utility franchises. This strategy shift was driven, in large part, by events including the California energy crisis, the Enron collapse, and expensive marketing and trading failures.

With this back-to-basics strategy, many utilities companies are re-emphasizing their commitment to their shareholders through dividend increases and share repurchases. For example, three of the Fund's long-standing and significant holdings raised their dividends during summer 2004. FPL Group increased its annual dividend almost 10% and Exelon upped its dividend nearly 11%. Dominion Resources announced a 3% dividend increase, payable in December 2004, which represented the company's first dividend increase in 10 years. In addition, the utilities industry began to experience a trend of equity repurchases, as exemplified by Entergy's recently announced $1.5 billion buy-back program. TXU is another example, and the stock's 107% return during the past 12 months was largely fueled by management's willingness to channel excess cash into equity and debt repurchases.

After several years of turmoil, we were encouraged about prospects for California utilities, which include PG&E, Edison International and Sempra Energy. We increased our holdings in these companies during the past fiscal year, and the return for each was positive. Following the energy crisis in 2000 and 2001, the state's regulatory policy improved with a focus on maintaining a reliable energy grid for consumers, which we believe may benefit these companies. PG&E, for example, is the owner of Pacific Gas & Electric, one of the nation's largest utilities. The state's renewed dedication to its utilities contributed to the company's recent emergence from bankruptcy.

Because of the path of destruction left by four hurricanes, the summer of 2004 proved to be a difficult season for our four electric utilities holdings with Florida-based operations: FPL Group, Progress Energy, Southern Company and TECO Energy. This storm season's effects may be reduced energy usage and expected 2004 earnings, as well as uncertainties related to the utilities' ability to recover costs associated with the events. As of the end of September, the companies were still trying to quantify the hurricanes' overall effects. Despite this near-term issue, we continue to believe that the utilities operating in Florida are sound investments with solid return potential.


52 | Annual Report

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]     /s/ John C. Kohli

                    John C. Kohli, CFA
                    Portfolio Manager
                    Franklin Utilities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 53

PERFORMANCE SUMMARY AS OF 9/30/04

FRANKLIN UTILITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.36            $10.16            $8.80
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.4040
-----------------------------------------------------------------------------------------------
CLASS B                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.35            $10.15            $8.80
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3577
-----------------------------------------------------------------------------------------------
CLASS C                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.35            $10.13            $8.78
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3581
-----------------------------------------------------------------------------------------------
CLASS R                                               CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.36            $10.15            $8.79
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3717
-----------------------------------------------------------------------------------------------
ADVISOR CLASS                                         CHANGE           9/30/04          9/30/03
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.36            $10.20            $8.84
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/03-9/30/04)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.4178
-----------------------------------------------------------------------------------------------


54 | Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +20.40%           +46.24%         +143.56%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +15.29%            +6.96%           +8.84%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,529           $13,997          $23,320
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 3.81%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         3.70%
-----------------------------------------------------------------------------------------------------
CLASS B                                               1-YEAR            5-YEAR     INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +19.71%           +42.75%          +27.95%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +15.71%            +7.08%           +4.25%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,571           $14,075          $12,703
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 3.50%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         3.36%
-----------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR            5-YEAR     INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +19.76%           +42.60%         +111.73%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +18.76%            +7.36%           +8.29%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,876           $14,260          $21,173
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 3.50%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         3.36%
-----------------------------------------------------------------------------------------------------
CLASS R                                                                 1-YEAR     INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                             +20.02%          +16.90%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                                         +19.02%           +5.86%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                                        $11,902          $11,690
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 3.66%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         3.50%
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS(6)                                      1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +20.48%           +47.40%         +148.95%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +20.48%            +8.07%           +9.55%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $12,048           $14,740          $24,895
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 4.10%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.00%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 55

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS A                           9/30/04
-----------------------------------------
1-Year                            +15.29%
-----------------------------------------
5-Year                             +6.96%
-----------------------------------------
10-Year                            +8.84%
-----------------------------------------

FRANKLIN UTILITIES FUND - CLASS A
Growth of a $10,000 Investment*
(10/1/1994 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN
                      UTILITIES FUND
        DATE            - CLASS A           S&P 500(7)
    --------------------------------------------------
      10/1/1994           $9,575            $10,000
     10/31/1994           $9,747            $10,224
     11/30/1994           $9,862             $9,852
     12/31/1994           $9,895             $9,998
      1/31/1995          $10,479            $10,258
      2/28/1995          $10,467            $10,657
      3/31/1995          $10,316            $10,971
      4/30/1995          $10,541            $11,294
      5/31/1995          $11,146            $11,744
      6/30/1995          $11,148            $12,017
      7/31/1995          $11,112            $12,415
      8/31/1995          $11,280            $12,446
      9/30/1995          $11,891            $12,971
     10/31/1995          $12,135            $12,925
     11/30/1995          $12,330            $13,491
     12/31/1995          $12,930            $13,751
      1/31/1996          $13,142            $14,219
      2/29/1996          $12,806            $14,351
      3/31/1996          $12,794            $14,489
      4/30/1996          $12,365            $14,703
      5/31/1996          $12,504            $15,081
      6/30/1996          $13,170            $15,139
      7/31/1996          $12,442            $14,470
      8/31/1996          $12,621            $14,776
      9/30/1996          $12,597            $15,607
     10/31/1996          $13,012            $16,037
     11/30/1996          $13,193            $17,248
     12/31/1996          $13,193            $16,906
      1/31/1997          $13,261            $17,962
      2/28/1997          $13,371            $18,103
      3/31/1997          $12,997            $17,361
      4/30/1997          $12,900            $18,396
      5/31/1997          $13,303            $19,515
      6/30/1997          $13,741            $20,389
      7/31/1997          $14,065            $22,011
      8/31/1997          $13,755            $20,778
      9/30/1997          $14,326            $21,916
     10/31/1997          $14,397            $21,185
     11/30/1997          $15,353            $22,164
     12/31/1997          $16,478            $22,545
      1/31/1998          $15,841            $22,794
      2/28/1998          $16,093            $24,437
      3/31/1998          $17,098            $25,687
      4/30/1998          $16,484            $25,946
      5/31/1998          $16,274            $25,500
      6/30/1998          $16,666            $26,535
      7/31/1998          $16,059            $26,254
      8/31/1998          $16,605            $22,462
      9/30/1998          $17,436            $23,901
     10/31/1998          $17,113            $25,843
     11/30/1998          $17,297            $27,409
     12/31/1998          $17,725            $28,987
      1/31/1999          $16,782            $30,199
      2/28/1999          $15,982            $29,260
      3/31/1999          $15,709            $30,431
      4/30/1999          $16,697            $31,609
      5/31/1999          $17,459            $30,864
      6/30/1999          $16,840            $32,575
      7/31/1999          $16,593            $31,560
      8/31/1999          $16,561            $31,403
      9/30/1999          $15,946            $30,544
     10/31/1999          $16,229            $32,476
     11/30/1999          $15,281            $33,136
     12/31/1999          $15,066            $35,086
      1/31/2000          $15,925            $33,324
      2/29/2000          $14,750            $32,693
      3/31/2000          $15,252            $35,890
      4/30/2000          $16,158            $34,810
      5/31/2000          $16,372            $34,098
      6/30/2000          $15,637            $34,939
      7/31/2000          $16,285            $34,393
      8/31/2000          $18,012            $36,528
      9/30/2000          $19,816            $34,600
     10/31/2000          $19,725            $34,453
     11/30/2000          $20,435            $31,739
     12/31/2000          $21,335            $31,895
      1/31/2001          $19,145            $33,026
      2/28/2001          $20,268            $30,016
      3/31/2001          $20,531            $28,116
      4/30/2001          $21,387            $30,299
      5/31/2001          $21,498            $30,502
      6/30/2001          $20,414            $29,760
      7/31/2001          $19,701            $29,467
      8/31/2001          $19,964            $27,624
      9/30/2001          $19,017            $25,394
     10/31/2001          $19,036            $25,878
     11/30/2001          $18,865            $27,863
     12/31/2001          $19,610            $28,107
      1/31/2002          $19,368            $27,697
      2/28/2002          $19,308            $27,163
      3/31/2002          $20,410            $28,184
      4/30/2002          $20,267            $26,476
      5/31/2002          $19,778            $26,282
      6/30/2002          $18,899            $24,410
      7/31/2002          $17,269            $22,508
      8/31/2002          $17,950            $22,656
      9/30/2002          $16,642            $20,196
     10/31/2002          $16,642            $21,971
     11/30/2002          $16,977            $23,263
     12/31/2002          $17,555            $21,897
      1/31/2003          $16,834            $21,325
      2/28/2003          $16,368            $21,004
      3/31/2003          $16,952            $21,206
      4/30/2003          $17,877            $22,954
      5/31/2003          $19,447            $24,162
      6/30/2003          $19,513            $24,471
      7/31/2003          $18,621            $24,902
      8/31/2003          $18,643            $25,387
      9/30/2003          $19,369            $25,118
     10/31/2003          $19,721            $26,538
     11/30/2003          $19,919            $26,772
     12/31/2003          $20,944            $28,175
      1/31/2004          $21,300            $28,692
      2/29/2004          $21,856            $29,091
      3/31/2004          $22,014            $28,652
      4/30/2004          $21,362            $28,203
      5/31/2004          $21,609            $28,589
      6/30/2004          $21,953            $29,144
      7/31/2004          $22,180            $28,180
      8/31/2004          $23,066            $28,293
      9/30/2004          $23,320            $28,599

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B                           9/30/04
-----------------------------------------
1-Year                            +15.71%
-----------------------------------------
5-Year                             +7.08%
-----------------------------------------
Since Inception (1/1/99)           +4.25%
-----------------------------------------

FRANKLIN UTILITIES FUND - CLASS B
Growth of a $10,000 Investment*
(1/1/1999 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN
                      UTILITIES FUND
          DATE          - CLASS B             S&P 500(7)
      --------------------------------------------------
        1/1/1999          $10,000              $10,000
       1/31/1999           $9,468              $10,418
       2/28/1999           $9,016              $10,094
       3/31/1999           $8,859              $10,498
       4/30/1999           $9,416              $10,905
       5/31/1999           $9,845              $10,647
       6/30/1999           $9,487              $11,238
       7/31/1999           $9,339              $10,887
       8/31/1999           $9,321              $10,834
       9/30/1999           $8,964              $10,537
      10/31/1999           $9,133              $11,203
      11/30/1999           $8,600              $11,431
      12/31/1999           $8,479              $12,104
       1/31/2000           $8,961              $11,496
       2/29/2000           $8,282              $11,279
       3/31/2000           $8,572              $12,381
       4/30/2000           $9,071              $12,009
       5/31/2000           $9,190              $11,763
       6/30/2000           $8,768              $12,053
       7/31/2000           $9,131              $11,865
       8/31/2000          $10,088              $12,601
       9/30/2000          $11,097              $11,936
      10/31/2000          $11,035              $11,886
      11/30/2000          $11,433              $10,949
      12/31/2000          $11,932              $11,003
       1/31/2001          $10,708              $11,393
       2/28/2001          $11,325              $10,355
       3/31/2001          $11,468               $9,699
       4/30/2001          $11,936              $10,453
       5/31/2001          $11,998              $10,523
       6/30/2001          $11,390              $10,267
       7/31/2001          $10,982              $10,166
       8/31/2001          $11,128               $9,530
       9/30/2001          $10,588               $8,760
      10/31/2001          $10,599               $8,927
      11/30/2001          $10,504               $9,612
      12/31/2001          $10,916               $9,696
       1/31/2002          $10,770               $9,555
       2/28/2002          $10,737               $9,371
       3/31/2002          $11,336               $9,723
       4/30/2002          $11,257               $9,134
       5/31/2002          $10,985               $9,067
       6/30/2002          $10,498               $8,421
       7/31/2002           $9,570               $7,765
       8/31/2002           $9,948               $7,816
       9/30/2002           $9,225               $6,967
      10/31/2002           $9,225               $7,580
      11/30/2002           $9,410               $8,025
      12/31/2002           $9,719               $7,554
       1/31/2003           $9,320               $7,357
       2/28/2003           $9,062               $7,246
       3/31/2003           $9,375               $7,316
       4/30/2003           $9,875               $7,919
       5/31/2003          $10,743               $8,335
       6/30/2003          $10,782               $8,442
       7/31/2003          $10,289               $8,591
       8/31/2003          $10,289               $8,758
       9/30/2003          $10,690               $8,665
      10/31/2003          $10,873               $9,155
      11/30/2003          $10,982               $9,236
      12/31/2003          $11,533               $9,720
       1/31/2004          $11,730               $9,898
       2/29/2004          $12,036              $10,036
       3/31/2004          $12,122               $9,884
       4/30/2004          $11,750               $9,729
       5/31/2004          $11,874               $9,863
       6/30/2004          $12,061              $10,054
       7/31/2004          $12,186               $9,722
       8/31/2004          $12,674               $9,761
       9/30/2004          $12,703               $9,866


56 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS C                          9/30/04
----------------------------------------
1-Year                           +18.76%
----------------------------------------
5-Year                            +7.36%
----------------------------------------
Since Inception (5/1/95)          +8.29%
----------------------------------------

FRANKLIN UTILITIES FUND - CLASS C
Growth of a $10,000 Investment*
(5/1/1995 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          FRANKLIN
                       UTILITIES FUND
         DATE            - CLASS C               S&P 500(7)
     ------------------------------------------------------
       5/1/1995           $10,000                 $10,000
      5/31/1995           $10,598                 $10,399
      6/30/1995           $10,606                 $10,640
      7/31/1995           $10,561                 $10,993
      8/31/1995           $10,721                 $11,020
      9/30/1995           $11,301                 $11,485
     10/31/1995           $11,522                 $11,444
     11/30/1995           $11,695                 $11,946
     12/31/1995           $12,273                 $12,176
      1/31/1996           $12,450                 $12,590
      2/29/1996           $12,143                 $12,707
      3/31/1996           $12,127                 $12,829
      4/30/1996           $11,720                 $13,018
      5/31/1996           $11,840                 $13,354
      6/30/1996           $12,456                 $13,404
      7/31/1996           $11,766                 $12,813
      8/31/1996           $11,936                 $13,083
      9/30/1996           $11,911                 $13,819
     10/31/1996           $12,290                 $14,200
     11/30/1996           $12,462                 $15,272
     12/31/1996           $12,458                 $14,970
      1/31/1997           $12,523                 $15,905
      2/28/1997           $12,613                 $16,029
      3/31/1997           $12,248                 $15,372
      4/30/1997           $12,157                 $16,289
      5/31/1997           $12,523                 $17,280
      6/30/1997           $12,934                 $18,054
      7/31/1997           $13,240                 $19,489
      8/31/1997           $12,934                 $18,398
      9/30/1997           $13,466                 $19,405
     10/31/1997           $13,533                 $18,758
     11/30/1997           $14,420                 $19,626
     12/31/1997           $15,475                 $19,962
      1/31/1998           $14,877                 $20,183
      2/28/1998           $15,100                 $21,638
      3/31/1998           $16,037                 $22,745
      4/30/1998           $15,460                 $22,974
      5/31/1998           $15,249                 $22,579
      6/30/1998           $15,611                 $23,496
      7/31/1998           $15,042                 $23,246
      8/31/1998           $15,540                 $19,889
      9/30/1998           $16,327                 $21,163
     10/31/1998           $16,010                 $22,883
     11/30/1998           $16,169                 $24,269
     12/31/1998           $16,565                 $25,667
      1/31/1999           $15,682                 $26,740
      2/28/1999           $14,934                 $25,909
      3/31/1999           $14,676                 $26,945
      4/30/1999           $15,584                 $27,988
      5/31/1999           $16,296                 $27,329
      6/30/1999           $15,700                 $28,844
      7/31/1999           $15,455                 $27,945
      8/31/1999           $15,424                 $27,806
      9/30/1999           $14,847                 $27,045
     10/31/1999           $15,110                 $28,756
     11/30/1999           $14,211                 $29,340
     12/31/1999           $14,006                 $31,067
      1/31/2000           $14,806                 $29,506
      2/29/2000           $13,696                 $28,949
      3/31/2000           $14,176                 $31,779
      4/30/2000           $15,002                 $30,823
      5/31/2000           $15,200                 $30,192
      6/30/2000           $14,499                 $30,937
      7/31/2000           $15,101                 $30,453
      8/31/2000           $16,687                 $32,344
      9/30/2000           $18,358                 $30,637
     10/31/2000           $18,257                 $30,507
     11/30/2000           $18,915                 $28,103
     12/31/2000           $19,742                 $28,241
      1/31/2001           $17,713                 $29,243
      2/28/2001           $18,736                 $26,578
      3/31/2001           $18,974                 $24,895
      4/30/2001           $19,748                 $26,828
      5/31/2001           $19,851                 $27,008
      6/30/2001           $18,843                 $26,351
      7/31/2001           $18,167                 $26,092
      8/31/2001           $18,409                 $24,460
      9/30/2001           $17,532                 $22,485
     10/31/2001           $17,550                 $22,914
     11/30/2001           $17,375                 $24,671
     12/31/2001           $18,056                 $24,887
      1/31/2002           $17,833                 $24,524
      2/28/2002           $17,778                 $24,051
      3/31/2002           $18,771                 $24,956
      4/30/2002           $18,621                 $23,444
      5/31/2002           $18,170                 $23,271
      6/30/2002           $17,362                 $21,614
      7/31/2002           $15,844                 $19,930
      8/31/2002           $16,470                 $20,060
      9/30/2002           $15,270                 $17,882
     10/31/2002           $15,251                 $19,455
     11/30/2002           $15,578                 $20,599
     12/31/2002           $16,090                 $19,389
      1/31/2003           $15,429                 $18,882
      2/28/2003           $15,001                 $18,598
      3/31/2003           $15,522                 $18,777
      4/30/2003           $16,350                 $20,325
      5/31/2003           $17,790                 $21,394
      6/30/2003           $17,836                 $21,668
      7/31/2003           $17,019                 $22,050
      8/31/2003           $17,039                 $22,479
      9/30/2003           $17,680                 $22,241
     10/31/2003           $17,982                 $23,499
     11/30/2003           $18,184                 $23,705
     12/31/2003           $19,078                 $24,947
      1/31/2004           $19,403                 $25,405
      2/29/2004           $19,912                 $25,758
      3/31/2004           $20,054                 $25,370
      4/30/2004           $19,458                 $24,972
      5/31/2004           $19,643                 $25,314
      6/30/2004           $19,953                 $25,806
      7/31/2004           $20,160                 $24,952
      8/31/2004           $20,968                 $25,052
      9/30/2004           $21,173                 $25,323

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS R                          9/30/04
----------------------------------------
1-Year                           +19.02%
----------------------------------------
Since Inception (1/1/02)          +5.86%
----------------------------------------

FRANKLIN UTILITIES FUND - CLASS R
Growth of a $10,000 Investment*
(1/1/2002 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                         FRANKLIN
                      UTILITIES FUND
        DATE            - CLASS R           S&P 500(7)
    --------------------------------------------------
      1/1/2002          $10,000              $10,000
     1/31/2002           $9,796               $9,854
     2/28/2002           $9,766               $9,664
     3/31/2002          $10,303              $10,028
     4/30/2002          $10,231               $9,420
     5/31/2002           $9,984               $9,351
     6/30/2002           $9,542               $8,685
     7/31/2002           $8,719               $8,008
     8/31/2002           $9,052               $8,061
     9/30/2002           $8,399               $7,185
    10/31/2002           $8,399               $7,817
    11/30/2002           $8,568               $8,277
    12/31/2002           $8,852               $7,791
     1/31/2003           $8,488               $7,587
     2/28/2003           $8,253               $7,473
     3/31/2003           $8,546               $7,545
     4/30/2003           $9,002               $8,167
     5/31/2003           $9,793               $8,596
     6/30/2003           $9,819               $8,706
     7/31/2003           $9,369               $8,860
     8/31/2003           $9,381               $9,032
     9/30/2003           $9,739               $8,937
    10/31/2003           $9,916               $9,442
    11/30/2003          $10,016               $9,525
    12/31/2003          $10,523              $10,024
     1/31/2004          $10,691              $10,208
     2/29/2004          $10,972              $10,350
     3/31/2004          $11,053              $10,194
     4/30/2004          $10,725              $10,034
     5/31/2004          $10,837              $10,171
     6/30/2004          $11,012              $10,369
     7/31/2004          $11,126              $10,026
     8/31/2004          $11,571              $10,066
     9/30/2004          $11,690              $10,175


                                                              Annual Report | 57

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
ADVISOR CLASS(6)              9/30/04
-------------------------------------
1-Year                        +20.48%
-------------------------------------
5-Year                         +8.07%
-------------------------------------
10-Year                        +9.55%
-------------------------------------

FRANKLIN UTILITIES FUND - ADVISOR CLASS
Growth of a $10,000 Investment**
(10/1/1994 - 9/30/2004)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN
                     UTILITIES FUND
        DATE         - ADVISOR CLASS       S&P 500(7)
   --------------------------------------------------
      10/1/1994          $10,000             $10,000
     10/31/1994          $10,180             $10,224
     11/30/1994          $10,300              $9,852
     12/31/1994          $10,334              $9,998
      1/31/1995          $10,944             $10,258
      2/28/1995          $10,932             $10,657
      3/31/1995          $10,774             $10,971
      4/30/1995          $11,010             $11,294
      5/31/1995          $11,641             $11,744
      6/30/1995          $11,643             $12,017
      7/31/1995          $11,605             $12,415
      8/31/1995          $11,781             $12,446
      9/30/1995          $12,419             $12,971
     10/31/1995          $12,674             $12,925
     11/30/1995          $12,878             $13,491
     12/31/1995          $13,505             $13,751
      1/31/1996          $13,726             $14,219
      2/29/1996          $13,375             $14,351
      3/31/1996          $13,362             $14,489
      4/30/1996          $12,915             $14,703
      5/31/1996          $13,059             $15,081
      6/30/1996          $13,755             $15,139
      7/31/1996          $12,995             $14,470
      8/31/1996          $13,181             $14,776
      9/30/1996          $13,157             $15,607
     10/31/1996          $13,590             $16,037
     11/30/1996          $13,779             $17,248
     12/31/1996          $13,779             $16,906
      1/31/1997          $13,966             $17,962
      2/28/1997          $14,082             $18,103
      3/31/1997          $13,693             $17,361
      4/30/1997          $13,590             $18,396
      5/31/1997          $14,015             $19,515
      6/30/1997          $14,482             $20,389
      7/31/1997          $14,823             $22,011
      8/31/1997          $14,482             $20,778
      9/30/1997          $15,103             $21,916
     10/31/1997          $15,163             $21,185
     11/30/1997          $16,171             $22,164
     12/31/1997          $17,378             $22,545
      1/31/1998          $16,706             $22,794
      2/28/1998          $16,971             $24,437
      3/31/1998          $18,038             $25,687
      4/30/1998          $17,406             $25,946
      5/31/1998          $17,168             $25,500
      6/30/1998          $17,588             $26,535
      7/31/1998          $16,947             $26,254
      8/31/1998          $17,508             $22,462
      9/30/1998          $18,456             $23,901
     10/31/1998          $18,115             $25,843
     11/30/1998          $18,310             $27,409
     12/31/1998          $18,751             $28,987
      1/31/1999          $17,771             $30,199
      2/28/1999          $16,927             $29,260
      3/31/1999          $16,645             $30,431
      4/30/1999          $17,689             $31,609
      5/31/1999          $18,494             $30,864
      6/30/1999          $17,846             $32,575
      7/31/1999          $17,568             $31,560
      8/31/1999          $17,550             $31,403
      9/30/1999          $16,891             $30,544
     10/31/1999          $17,206             $32,476
     11/30/1999          $16,187             $33,136
     12/31/1999          $15,983             $35,086
      1/31/2000          $16,892             $33,324
      2/29/2000          $15,631             $32,693
      3/31/2000          $16,186             $35,890
      4/30/2000          $17,145             $34,810
      5/31/2000          $17,371             $34,098
      6/30/2000          $16,580             $34,939
      7/31/2000          $17,284             $34,393
      8/31/2000          $19,112             $36,528
      9/30/2000          $21,028             $34,600
     10/31/2000          $20,931             $34,453
     11/30/2000          $21,702             $31,739
     12/31/2000          $22,643             $31,895
      1/31/2001          $20,324             $33,026
      2/28/2001          $21,513             $30,016
      3/31/2001          $21,799             $28,116
      4/30/2001          $22,704             $30,299
      5/31/2001          $22,842             $30,502
      6/30/2001          $21,683             $29,760
      7/31/2001          $20,926             $29,467
      8/31/2001          $21,206             $27,624
      9/30/2001          $20,210             $25,394
     10/31/2001          $20,231             $25,878
     11/30/2001          $20,049             $27,863
     12/31/2001          $20,846             $28,107
      1/31/2002          $20,590             $27,697
      2/28/2002          $20,547             $27,163
      3/31/2002          $21,701             $28,184
      4/30/2002          $21,550             $26,476
      5/31/2002          $21,052             $26,282
      6/30/2002          $20,108             $24,410
      7/31/2002          $18,357             $22,508
      8/31/2002          $19,101             $22,656
      9/30/2002          $17,721             $20,196
     10/31/2002          $17,721             $21,971
     11/30/2002          $18,098             $23,263
     12/31/2002          $18,695             $21,897
      1/31/2003          $17,930             $21,325
      2/28/2003          $17,435             $21,004
      3/31/2003          $18,062             $21,206
      4/30/2003          $19,043             $22,954
      5/31/2003          $20,733             $24,162
      6/30/2003          $20,808             $24,471
      7/31/2003          $19,862             $24,902
      8/31/2003          $19,885             $25,387
      9/30/2003          $20,663             $25,118
     10/31/2003          $21,014             $26,538
     11/30/2003          $21,248             $26,772
     12/31/2003          $22,320             $28,175
      1/31/2004          $22,699             $28,692
      2/29/2004          $23,313             $29,091
      3/31/2004          $23,489             $28,652
      4/30/2004          $22,796             $28,203
      5/31/2004          $23,035             $28,589
      6/30/2004          $23,408             $29,144
      7/31/2004          $23,674             $28,180
      8/31/2004          $24,616             $28,293
      9/30/2004          $24,895             $28,599


58 | Annual Report

ENDNOTES

IN ADDITION TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. WHEN INTEREST RATES FALL, UTILITY SECURITIES PRICES TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Distribution rate is based on an annualization of the respective class's current quarterly dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/04.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/04.

(6) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +80.68% and +7.93%.

(7) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

*     FUND PERFORMANCE INCLUDES APPLICABLE SALES CHARGES.

** PRIOR TO 1/2/97, FUND PERFORMANCE INCLUDES HISTORICAL CLASS A DATA, WHICH INCLUDES 12B-1 EXPENSES,BUT EXCLUDES SALES CHARGES.


                                                              Annual Report | 59

YOUR FUND'S EXPENSES

FRANKLIN UTILITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


60 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                        VALUE 3/31/04         VALUE 9/30/04       PERIOD* 3/31/04-9/30/04
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,059.30                  $3.96
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,021.15                  $3.89
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,055.70                  $6.53
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,018.65                  $6.41
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,055.90                  $6.53
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,018.65                  $6.41
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,057.60                  $5.76
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,019.40                  $5.65
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,059.90                  $3.19
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,021.90                  $3.13
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.77%; B: 1.27%; C: 1.27%; R: 1.12%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                                                              Annual Report | 61

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN DYNATECH FUND

                                                           -----------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS A                                                        2004           2003           2002           2001           2000
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $  20.17       $  15.37       $  18.76       $  28.60       $  23.11
                                                           -----------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) .....................         (.09)          (.06)           .03            .44            .56

 Net realized and unrealized gains (losses) ..........         1.93           4.86          (3.11)         (9.70)          5.30
                                                           -----------------------------------------------------------------------
Total from investment operations .....................         1.84           4.80          (3.08)         (9.26)          5.86
                                                           -----------------------------------------------------------------------
Less distributions from:

 Net investment income ...............................           --             --           (.29)          (.58)          (.37)

 Tax return of capital ...............................           --             --           (.02)            --             --
                                                           -----------------------------------------------------------------------
Total distributions ..................................           --             --           (.31)          (.58)          (.37)
                                                           -----------------------------------------------------------------------
Redemption fees ......................................           --(c)          --             --             --             --
                                                           -----------------------------------------------------------------------
Net asset value, end of year .........................     $  22.01       $  20.17       $  15.37       $  18.76       $  28.60
                                                           =======================================================================

Total return(b) ......................................         9.12%         31.23%        (16.83)%       (32.86)%        25.57%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $640,120       $558,687       $413,309       $530,074       $809,140

Ratios to average net assets:

 Expenses ............................................          .97%          1.04%          1.00%           .95%           .94%

 Net investment income (loss) ........................         (.41)%         (.40)%          .13%          1.93%          1.98%

Portfolio turnover rate ..............................        14.93%         13.68%          8.11%          4.07%          5.45%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


62 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN DYNATECH FUND (CONTINUED)

                                                       -----------------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
CLASS B                                                     2004            2003            2002            2001         2000(d)
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............     $   19.79       $   15.20       $   18.57       $   28.45       $   28.05
                                                       -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) .................          (.25)           (.25)           (.12)            .25             .28

 Net realized and unrealized gains (losses) ......          1.89            4.84           (3.08)          (9.62)            .12
                                                       -----------------------------------------------------------------------------
Total from investment operations .................          1.64            4.59           (3.20)          (9.37)            .40
                                                       -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................            --              --            (.16)           (.51)             --

 Tax return of capital ...........................            --              --            (.01)             --              --
                                                       -----------------------------------------------------------------------------
Total distributions ..............................            --              --            (.17)           (.51)             --
                                                       -----------------------------------------------------------------------------
Redemption fees ..................................            --(c)           --              --              --              --
                                                       -----------------------------------------------------------------------------
Net asset value, end of year .....................     $   21.43       $   19.79       $   15.20       $   18.57       $   28.45
                                                       =============================================================================

Total return(b) ..................................          8.29%          30.20%         (17.51)%        (33.37)%          1.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................     $  18,824       $  10,406       $   5,066       $   5,473       $   4,749

Ratios to average net assets:

 Expenses ........................................          1.72%           1.79%           1.75%           1.70%           1.73%(e)

 Net investment income (loss) ....................         (1.16)%         (1.15)%          (.62)%          1.13%           1.43%(e)

Portfolio turnover rate ..........................         14.93%          13.68%           8.11%           4.07%           5.45%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period February 1, 2000 (effective date) to September 30, 2000.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 63

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN DYNATECH FUND (CONTINUED)

                                                              ----------------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
CLASS C                                                           2004           2003           2002           2001           2000
                                                              ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................     $  19.59       $  15.04       $  18.34       $  27.95       $  22.64
                                                              ----------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ........................         (.25)          (.25)          (.11)           .27            .34

 Net realized and unrealized gains (losses) .............         1.87           4.80          (3.05)         (9.50)          5.21
                                                              ----------------------------------------------------------------------
Total from investment operations ........................         1.62           4.55          (3.16)         (9.23)          5.55
                                                              ----------------------------------------------------------------------

Less distributions from:

 Net investment income ..................................           --             --           (.13)          (.38)          (.24)

 Tax return of capital ..................................           --             --           (.01)            --             --
                                                              ----------------------------------------------------------------------
Total distributions .....................................           --             --           (.14)          (.38)          (.24)
                                                              ----------------------------------------------------------------------
Redemption fees .........................................           --(c)          --             --             --             --
                                                              ----------------------------------------------------------------------
Net asset value, end of year ............................     $  21.21       $  19.59       $  15.04       $  18.34       $  27.95
                                                              ======================================================================

Total return(b) .........................................         8.27%         30.25%        (17.48)%       (33.36)%        24.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................     $ 75,642       $ 66,952       $ 51,809       $ 77,204       $126,313

Ratios to average net assets:

 Expenses ...............................................         1.72%          1.79%          1.74%          1.70%          1.69%

 Net investment income (loss) ...........................        (1.16)%        (1.15)%         (.61)%         1.19%          1.23%

Portfolio turnover rate .................................        14.93%         13.68%          8.11%          4.07%          5.45%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


64 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004

---------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                       SHARES       VALUE
---------------------------------------------------------------------------------------
    COMMON STOCKS 95.6%
    AEROSPACE & Defense .1%
    Rockwell Collins Inc. .................................      20,000    $    742,800
                                                                           ------------

    AIR FREIGHT/COURIERS 2.4%
    C.H. Robinson Worldwide Inc. ..........................     150,000       6,958,500
    United Parcel Service Inc., B .........................     140,000      10,628,800
                                                                           ------------
                                                                             17,587,300
                                                                           ------------

    BIOTECHNOLOGY 8.2%
(a) Amgen Inc. .............................................    300,000      17,004,000
(a) Biogen Idec Inc. .......................................     75,000       4,587,750
(a) Genentech Inc. .........................................    375,000      19,657,500
(a) Gilead Sciences Inc. ...................................    450,000      16,821,000
(a) Invitrogen Corp. .......................................     35,000       1,924,650
                                                                           ------------
                                                                             59,994,900
                                                                           ------------

    CABLE/SATELLITE TELEVISION 1.1%
(a) Comcast Corp., A .......................................    170,000       4,746,400
(a) Liberty Media Corp., A .................................    300,000       2,616,000
(a) Liberty Media International Inc., A ....................     15,000         500,430
                                                                           ------------
                                                                              7,862,830
                                                                           ------------

    CASINOS/GAMING 1.5%
    International Game Technology ..........................    300,000      10,785,000
                                                                           ------------

    CATALOG/SPECIALTY DISTRIBUTION .3%
(a) Cabela's Inc., A .......................................    100,000       2,385,000
                                                                           ------------

    CHEMICALS: SPECIALTY 1.0%
    Sigma-Aldrich Corp. ....................................    125,000       7,250,000
                                                                           ------------

    COMPUTER COMMUNICATIONS 1.8%
(a) Cisco Systems Inc. .....................................    720,000      13,032,000
                                                                           ------------

    COMPUTER PERIPHERALS .3%
(a) Storage Technology Corp. ...............................     95,000       2,399,700
                                                                           ------------

    COMPUTER PROCESSING HARDWARE 2.1%
(a) Dell Inc. ..............................................    200,000       7,120,000
    Hewlett-Packard Co. ....................................    440,862       8,266,163
                                                                           ------------
                                                                             15,386,163
                                                                           ------------

    DATA PROCESSING SERVICES 3.2%
    First Data Corp. .......................................    300,000      13,050,000
    Paychex Inc. ...........................................    360,000      10,854,000
                                                                           ------------
                                                                             23,904,000
                                                                           ------------

    ELECTRONIC COMPONENTS .2%
(a) Flextronics International Ltd. (Singapore) .............    100,000       1,325,000
                                                                           ------------


                                                              Annual Report | 65

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------
         FRANKLIN DYNATECH FUND                                     SHARES      VALUE
----------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ELECTRONIC EQUIPMENT/INSTRUMENTS 2.5%
    (a) Agilent Technologies Inc. ...............................  300,000   $ 6,471,000
    (a) JDS Uniphase Corp. ......................................  350,000     1,179,500
        Rockwell Automation Inc. ................................  277,500    10,739,250
                                                                             -----------
                                                                              18,389,750
                                                                             -----------

        ELECTRONIC PRODUCTION EQUIPMENT 3.8%
    (a) Applied Materials Inc. ..................................  500,000     8,245,000
    (a) KLA-Tencor Corp. ........................................  200,000     8,296,000
    (a) Lam Research Corp. ......................................  150,000     3,282,000
    (a) Novellus Systems Inc. ...................................  100,000     2,659,000
    (a) Teradyne Inc. ...........................................  200,000     2,680,000
    (a) Varian Semiconductor Equipment Associates Inc. ..........  100,000     3,090,000
                                                                             -----------
                                                                              28,252,000
                                                                             -----------

        ELECTRONICS/APPLIANCE STORES .9%
        Best Buy Co. Inc. .......................................  125,000     6,780,000
                                                                             -----------

        FINANCIAL CONGLOMERATES 1.0%
        Citigroup Inc. ..........................................  170,000     7,500,400
                                                                             -----------

        FINANCIAL PUBLISHING/SERVICES 1.0%
        Moody's Corp. ...........................................  100,000     7,325,000
                                                                             -----------

        HOUSEHOLD/PERSONAL CARE .6%
        Estee Lauder Cos. Inc., A ...............................  100,000     4,180,000
                                                                             -----------

        INDUSTRIAL CONGLOMERATES .6%
        Tyco International Ltd. .................................  140,000     4,292,400
                                                                             -----------

        INFORMATION TECHNOLOGY SERVICES 2.3%
    (a) Cognizant Technology Solutions Corp., A .................  220,000     6,712,200
        International Business Machines Corp. ...................  120,000    10,288,800
                                                                             -----------
                                                                              17,001,000
                                                                             -----------

        INSURANCE BROKERS/SERVICES .7%
    (a) ChoicePoint Inc. ........................................  120,000     5,118,000
                                                                             -----------

        INTERNET RETAIL 1.0%
    (a) Amazon.com Inc. .........................................  150,000     6,129,000
(a),(b) Netflix Inc. ............................................   75,000     1,156,500
                                                                             -----------
                                                                               7,285,500
                                                                             -----------

        INTERNET SOFTWARE/SERVICES 4.6%
    (a) Ask Jeeves Inc. .........................................  100,000     3,271,000
    (a) Check Point Software Technologies Ltd. (Israel) .........  150,000     2,545,500
    (a) Google Inc., A ..........................................   20,000     2,592,000
    (a) InfoSpace Inc. ..........................................  100,000     4,739,000
    (a) Yahoo! Inc. .............................................  600,000    20,346,000
                                                                             -----------
                                                                              33,493,500
                                                                             -----------


66 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                         SHARES       VALUE
----------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MAJOR PHARMACEUTICALS 4.1%
    Bristol-Myers Squibb Co. ..................................   150,000    $ 3,550,500
    Johnson & Johnson .........................................   130,000      7,322,900
    Merck & Co. Inc. ..........................................   150,000      4,950,000
    Pfizer Inc. ...............................................   470,000     14,382,000
                                                                             -----------
                                                                              30,205,400
                                                                             -----------

    MANAGED HEALTH CARE 3.8%
(a) Caremark Rx Inc. ..........................................   100,000      3,207,000
    UnitedHealth Group Inc. ...................................   340,000     25,071,600
                                                                             -----------
                                                                              28,278,600
                                                                             -----------

    MEDIA CONGLOMERATES 1.3%
(b) News Corp. Ltd., ADR (Australia) ..........................   150,000      4,930,500
(a) Time Warner Inc. ..........................................   280,000      4,519,200
                                                                             -----------
                                                                               9,449,700
                                                                             -----------

    MEDICAL SPECIALTIES 8.6%
    Alcon Inc. (Switzerland) ..................................   150,000     12,030,000
    Medtronic Inc. ............................................   275,000     14,272,500
    Stryker Corp. .............................................   280,000     13,462,400
(a) Varian Medical Systems Inc. ...............................   100,000      3,457,000
(a) Waters Corp. ..............................................   200,000      8,820,000
(a) Zimmer Holdings Inc. ......................................   140,000     11,065,600
                                                                             -----------
                                                                              63,107,500
                                                                             -----------

    MEDICAL/NURSING SERVICES 1.0%
(a) VCA Antech Inc. ...........................................   350,000      7,220,500
                                                                             -----------

    MOVIES/ENTERTAINMENT 1.1%
(a) Pixar .....................................................   100,000      7,890,000
                                                                             -----------

    OILFIELD SERVICES/EQUIPMENT 1.4%
    Baker Hughes Inc. .........................................    20,000        874,400
    Schlumberger Ltd. .........................................   120,000      8,077,200
(a) Smith International Inc. ..................................    20,000      1,214,600
                                                                             -----------
                                                                              10,166,200
                                                                             -----------

    OTHER CONSUMER SERVICES 5.2%
(a) eBay Inc. .................................................   420,000     38,614,800
                                                                             -----------
    OTHER PHARMACEUTICALS 1.1%
    Teva Pharmaceutical Industries Ltd., ADR (Israel) .........   300,000      7,785,000
                                                                             -----------

    PACKAGED SOFTWARE 10.4%
    Adobe Systems Inc. ........................................   260,000     12,862,200
    Autodesk Inc. .............................................   125,000      6,078,750
(a) Cognos Inc. (Canada) ......................................    75,000      2,664,000
(a) Intuit Inc. ...............................................   180,000      8,172,000
    Microsoft Corp. ...........................................   950,000     26,267,500


                                                              Annual Report | 67

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                            SHARES        VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PACKAGED SOFTWARE (CONT.)
(a) NAVTEQ Corp. ................................................................    120,500     $  4,294,620
(a) Symantec Corp. ..............................................................    300,000       16,464,000
                                                                                                 ------------
                                                                                                   76,803,070
                                                                                                 ------------

    RECREATIONAL PRODUCTS 2.0%
(a) Electronic Arts Inc. ........................................................    320,000       14,716,800
                                                                                                 ------------

    SAVINGS BANKS .3%
    Golden West Financial Corp. .................................................     20,000        2,219,000
                                                                                                 ------------

    SEMICONDUCTORS 9.7%
    Analog Devices Inc. .........................................................    310,000       12,021,800
(a) Broadcom Corp., A ...........................................................    100,000        2,729,000
    Intel Corp. .................................................................  1,150,000       23,069,000
(a) International Rectifier Corp. ...............................................    180,000        6,174,000
    Linear Technology Corp. .....................................................    400,000       14,496,000
    Microchip Technology Inc. ...................................................    150,000        4,026,000
    Xilinx Inc. .................................................................    320,000        8,640,000
                                                                                                 ------------
                                                                                                   71,155,800
                                                                                                 ------------

    TELECOMMUNICATIONS EQUIPMENT 4.4%
    Motorola Inc. ...............................................................    680,750       12,280,730
    Nokia Corp., ADR (Finland) ..................................................    315,000        4,321,800
    QUALCOMM Inc. ...............................................................    400,000       15,616,000
                                                                                                 ------------
                                                                                                   32,218,530
                                                                                                 ------------
    TOTAL COMMON STOCKS (COST $523,187,254) .....................................                 702,103,143
                                                                                                 ------------
    SHORT TERM INVESTMENT (COST $32,637,675) 4.4%
    MONEY FUND
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio ............... 32,637,675       32,637,675
                                                                                                 ------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $555,824,929) ..........                 734,740,818
                                                                                                 ------------


68 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN DYNATECH FUND                                                                    PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENTS .9%
(d),(e) Barclays Capital Inc., 1.90%, 10/01/04 (Maturity Value $1,000,106) ....................     $   1,000,053     $   1,000,053
          Collateralized by U.S. Government Agency Securities, 0.00%-6.00%, 10/18/04 - 7/26/19
(d),(e) Bear Stearns & Co. Inc., 1.78%, 10/01/04 (Maturity Value $1,000,098) ..................         1,000,049         1,000,049
          Collateralized by U.S. Government Agency Securities, 2.25%-10.00%, 5/15/06 - 5/15/29
(d),(e) Bear Stearns & Co. Inc., 1.90%, 10/01/04 (Maturity Value $1,000,106) ..................         1,000,053         1,000,053
          Collateralized by Various Asset Backed Securities, 0.00%-9.725%, 1/20/07-5/28/44
(d),(e) J P Morgan Securities, 1.88%, 10/01/04 (Maturity Value $1,030,108) ....................         1,030,054         1,030,054
          Collateralized by U.S. Government Agency Securities, 1.80%-7.21%, 12/15/04 - 6/24/14
(d),(e) Merrill Lynch GSI, 1.89%, 10/01/04 (Maturity Value $1,015,106) ........................         1,015,053         1,015,053
          Collateralized by U.S. Government Agency Securities, 0.00%-9.375%, 10/01/04 - 7/15/32
(d),(e) Morgan Stanley & Co. Inc., 1.91%, 10/01/04 (Maturity Value $1,281,136) ................         1,281,068         1,281,068
          Collateralized by U.S. Government Agency Securities, 4.50%-8.00%, 8/01/08 - 9/01/34
                                                                                                                      -------------
        TOTAL REPURCHASE AGREEMENTS (COST $6,326,330) .........................................                           6,326,330
                                                                                                                      -------------
        TOTAL INVESTMENTS (COST $562,151,259) 100.9% ..........................................                         741,067,148
        OTHER ASSETS, LESS LIABILITIES (.9)% ..................................................                          (6,481,544)
                                                                                                                      -------------
        NET ASSETS 100.0% .....................................................................                       $ 734,585,604
                                                                                                                      =============

See glossary of terms on page 108.

(a)   Non-income producing.

(b)   Security on loan. See Note 1(f).

(c) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(d)   See Note 1(c) regarding repurchase agreements.

(e) Investments from cash collateral received for loaned securities. See Note 1(f).


                          Annual Report |See notes to financial statements. | 69

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN GROWTH FUND

                                                      ------------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                     2004             2003             2002            2001             2000
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............     $    26.87       $    22.02       $    27.81      $    36.91       $    33.21
                                                      ------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .......................            .06              .08              .07             .23              .45

 Net realized and unrealized gains (losses) .....           3.68             4.81            (5.65)          (7.26)            3.96
                                                      ------------------------------------------------------------------------------
Total from investment operations ................           3.74             4.89            (5.58)          (7.03)            4.41
                                                      ------------------------------------------------------------------------------

Less distributions from:

 Net investment income ..........................           (.03)            (.04)            (.16)           (.40)            (.45)

 Net realized gains .............................             --               --             (.05)          (1.67)            (.26)
                                                      ------------------------------------------------------------------------------
Total distributions .............................           (.03)            (.04)            (.21)          (2.07)            (.71)
                                                      ------------------------------------------------------------------------------
Redemption fees .................................            --(c)             --               --              --               --
                                                      ------------------------------------------------------------------------------
Net asset value, end of year ....................     $    30.58       $    26.87       $    22.02      $    27.81       $    36.91
                                                      ==============================================================================

Total return(b) .................................          13.92%           22.27%          (20.35)%        (20.12)%          13.53%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................     $1,531,871       $1,433,742       $1,249,745      $1,657,387       $2,149,928

Ratios to average net assets:

 Expenses .......................................            .98%            1.06%             .96%            .91%             .93%

 Net investment income ..........................            .20%             .31%             .24%            .69%            1.27%

Portfolio turnover rate .........................           1.56%            5.12%            2.16%            .29%            8.12%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


70 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                       --------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS B                                                     2004            2003            2002            2001            2000
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............      $   26.32       $   21.70       $   27.46       $   36.54       $   33.03
                                                       --------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ................           (.16)           (.11)           (.14)           (.03)            .16

 Net realized and unrealized gains (losses) .....           3.61            4.73           (5.57)          (7.18)           3.96
                                                       --------------------------------------------------------------------------
Total from investment operations ................           3.45            4.62           (5.71)          (7.21)           4.12
                                                       --------------------------------------------------------------------------

Less distributions from:

 Net investment income ..........................             --              --              --            (.20)           (.35)

 Net realized gains .............................             --              --            (.05)          (1.67)           (.26)
                                                       --------------------------------------------------------------------------
Total distributions .............................             --              --            (.05)          (1.87)           (.61)
                                                       --------------------------------------------------------------------------
Redemption fees .................................             --(c)           --              --              --              --
                                                       --------------------------------------------------------------------------
Net asset value, end of year ....................      $   29.77       $   26.32       $   21.70       $   27.46       $   36.54
                                                       ==========================================================================

Total return(b) .................................          13.11%          21.29%         (20.90)%        (20.74)%         12.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................      $ 121,986       $ 103,499       $  75,141       $  66,095       $  38,353

Ratios to average net assets:

 Expenses .......................................           1.73%           1.81%           1.71%           1.66%           1.68%

 Net investment income (loss) ...................           (.55)%          (.44)%          (.51)%          (.10)%           .45%

Portfolio turnover rate .........................           1.56%           5.12%           2.16%            .29%           8.12%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                         Annual Report | See notes to financial statements. | 71

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                     ------------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS C                                                    2004             2003            2002             2001             2000
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............     $    26.09       $    21.51      $    27.24       $    36.19       $    32.58
                                                     ------------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ...............           (.16)            (.11)           (.14)            (.02)             .18

 Net realized and unrealized gains (losses) ....           3.58             4.69           (5.54)           (7.13)            3.91
                                                     ------------------------------------------------------------------------------
Total from investment operations ...............           3.42             4.58           (5.68)           (7.15)            4.09
                                                     ------------------------------------------------------------------------------

Less distributions from:

 Net investment income .........................             --               --              --             (.13)            (.22)

 Net realized gains ............................             --               --            (.05)           (1.67)            (.26)
                                                     ------------------------------------------------------------------------------
Total distributions ............................             --               --            (.05)           (1.80)            (.48)
                                                     ------------------------------------------------------------------------------
Redemption fees ................................             --(c)            --              --               --               --
                                                     ------------------------------------------------------------------------------
Net asset value, end of year ...................     $    29.51       $    26.09      $    21.51       $    27.24       $    36.19
                                                     ==============================================================================

Total return(b) ................................          13.11%           21.29%         (20.92)%         (20.72)%          12.71%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................     $  270,131       $  259,169      $  232,307       $  310,650       $  374,483

Ratios to average net assets:

 Expenses ......................................           1.73%            1.82%           1.70%            1.66%            1.68%

 Net investment income (loss) ..................           (.55)%           (.45)%          (.51)%           (.06)%            .52%

Portfolio turnover rate ........................           1.56%            5.12%           2.16%             .29%            8.12%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


72 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                                             ------------------------------------------------------
                                                                                             YEAR ENDED SEPTEMBER 30,
CLASS R                                                                            2004                2003             2002(d)
                                                                             ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................................        $    26.74          $    21.98          $    31.59
                                                                             ------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) ....................................              (.02)                 --                  --

 Net realized and unrealized gains (losses) .........................              3.67                4.81               (9.61)
                                                                             ------------------------------------------------------
Total from investment operations ....................................              3.65                4.81               (9.61)
                                                                             ------------------------------------------------------
Less distributions from net investment income .......................                --                (.05)                 --
                                                                             ------------------------------------------------------
Redemption fees .....................................................                --(c)               --                  --
                                                                             ------------------------------------------------------
Net asset value, end of year ........................................        $    30.39          $    26.74          $    21.98
                                                                             ======================================================

Total return(b) .....................................................             13.65%              21.92%             (30.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................................        $   20,060          $   14,755          $    2,788

Ratios to average net assets:

 Expenses ...........................................................              1.23%               1.31%               1.21%(e)

 Net investment income (loss) .......................................              (.05)%               .06%                .02%(e)

Portfolio turnover rate .............................................              1.56%               5.12%               2.16%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 73

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                    -------------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                             2004             2003             2002             2001            2000
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............     $    26.91       $    22.06       $    27.86       $    36.99       $    33.27
                                                    -------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................            .14              .14              .14              .31              .54

 Net realized and unrealized gains (losses) ...           3.67             4.82            (5.65)           (7.28)            3.97
                                                    -------------------------------------------------------------------------------
Total from investment operations ..............           3.81             4.96            (5.51)           (6.97)            4.51
                                                    -------------------------------------------------------------------------------

Less distributions from:

 Net investment income ........................           (.09)            (.11)            (.24)            (.49)            (.53)

 Net realized gains ...........................             --               --             (.05)           (1.67)            (.26)
                                                    -------------------------------------------------------------------------------
Total distributions ...........................           (.09)            (.11)            (.29)           (2.16)            (.79)
                                                    -------------------------------------------------------------------------------
Redemption fees ...............................             --(c)            --               --               --               --
                                                    -------------------------------------------------------------------------------
Net asset value, end of year ..................     $    30.63       $    26.91       $    22.06       $    27.86       $    36.99
                                                    ================================================================================

Total return(b) ...............................          14.19%           22.58%          (20.14)%         (19.94)%          13.84%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............     $  133,332       $   41,216       $   27,431       $   32,498       $   39,442

Ratios to average net assets:

 Expenses .....................................            .73%             .81%             .71%             .66%             .68%

 Net investment income ........................            .45%             .56%             .49%             .94%            1.51%

Portfolio turnover rate .......................           1.56%            5.12%            2.16%             .29%            8.12%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


74 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004

----------------------------------------------------------------------------------------------------
    FRANKLIN GROWTH FUND                                               SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 100.0%
    COMMERCIAL SERVICES 3.0%
(a) Dun & Bradstreet Corp. .........................................        122,000      $ 7,161,400
    Equifax Inc. ...................................................        400,000       10,544,000
    Moody's Corp. ..................................................        244,000       17,873,000
    Robert Half International Inc. .................................        300,000        7,731,000
    Sabre Holdings Corp., A ........................................        800,000       19,624,000
                                                                                         -----------
                                                                                          62,933,400
                                                                                         -----------

    CONSUMER DURABLES 2.4%
    Eastman Kodak Co. ..............................................        500,000       16,110,000
    Harley-Davidson Inc. ...........................................        200,000       11,888,000
    Hasbro Inc. ....................................................        300,000        5,640,000
    Mattel Inc. ....................................................        900,000       16,317,000
                                                                                         -----------
                                                                                          49,955,000
                                                                                         -----------

    CONSUMER NON-DURABLES 3.3%
    Hershey Foods Corp. ............................................        516,400       24,121,044
    International Flavors & Fragrances Inc. ........................        500,000       19,100,000
    Tootsie Roll Industries Inc. ...................................         21,833          637,960
    V.F. Corp. .....................................................        500,000       24,725,000
                                                                                         -----------
                                                                                          68,584,004
                                                                                         -----------

    CONSUMER SERVICES 4.7%
    Carnival Corp. .................................................        500,000       23,645,000
    Clear Channel Communications Inc. ..............................        500,000       15,585,000
    Fairmont Hotels & Resorts Inc. (Canada) ........................        125,000        3,415,000
(a) Time Warner Inc. ...............................................      1,350,000       21,789,000
    Viacom Inc., A .................................................        200,000        6,800,000
    Viacom Inc., B .................................................        100,000        3,356,000
    The Walt Disney Co. ............................................      1,000,000       22,550,000
                                                                                         -----------
                                                                                          97,140,000
                                                                                         -----------

    DISTRIBUTION SERVICES 2.9%
    Cardinal Health Inc. ...........................................        300,000       13,131,000
    Genuine Parts Co. ..............................................        461,700       17,720,046
    W.W. Grainger Inc. .............................................        500,000       28,825,000
                                                                                         -----------
                                                                                          59,676,046
                                                                                         -----------

    ELECTRONIC TECHNOLOGY 17.8%
(a) Agilent Technologies Inc. ......................................        400,000        8,628,000
(a) Apple Computer Inc. ............................................        500,000       19,375,000
    Boeing Co. .....................................................      1,000,000       51,620,000
(a) Cisco Systems Inc. .............................................      1,350,000       24,435,000
(a) Conexant Systems Inc. ..........................................        300,000          483,000
(a) Dell Inc. ......................................................        500,000       17,800,000
(a) Dionex Corp. ...................................................        250,000       13,675,000
(a) EMC Corp. ......................................................      1,000,000       11,540,000
(a) Gateway Inc. ...................................................        500,000        2,475,000


                                                              Annual Report | 75

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------
    FRANKLIN GROWTH FUND                                              SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    General Dynamics Corp. .........................................        500,000      $ 51,050,000
    Hewlett-Packard Co. ............................................      1,116,250        20,929,687
    Intel Corp. ....................................................        800,000        16,048,000
    Lockheed Martin Corp. ..........................................        500,000        27,890,000
(a) Micrel Inc. ....................................................         25,000           260,250
(a) Mindspeed Technologies Inc. ....................................        100,000           200,000
(a) Mykrolis Corp. .................................................        270,725         2,726,201
    Northrop Grumman Corp. .........................................      1,000,000        53,330,000
    Raytheon Co. ...................................................        600,000        22,788,000
    Rockwell Automation Inc. .......................................        100,000         3,870,000
    Rockwell Collins Inc. ..........................................        100,000         3,714,000
(a) Sun Microsystems Inc. ..........................................      1,600,000         6,464,000
    Texas Instruments Inc. .........................................        515,000        10,959,200
                                                                                         ------------
                                                                                          370,260,338
                                                                                         ------------

    ENERGY MINERALS 2.3%
    BP PLC, ADR (United Kingdom) ...................................        295,200        16,982,856
    Encana Corp. (Canada) ..........................................        342,000        15,834,600
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) .............        280,000        14,448,000
                                                                                         ------------
                                                                                           47,265,456
                                                                                         ------------

    FINANCE .3%
(a) ChoicePoint Inc. ...............................................        160,000         6,823,997
                                                                                         ------------

    HEALTH SERVICES .8%
(a) Caremark Rx Inc. ...............................................         75,625         2,425,294
    IMS Health Inc. ................................................        500,000        11,960,000
                                                                                         ------------
(a) Medco Health Solutions Inc. ....................................         48,240         1,490,616
                                                                                         ------------
                                                                                           15,875,910
                                                                                         ------------

    HEALTH TECHNOLOGY 22.2%
    Abbott Laboratories ............................................        400,000        16,944,000
(a) Advanced Medical Optics Inc. ...................................         88,888         3,517,298
    Allergan Inc. ..................................................        400,000        29,020,000
(a) Amgen Inc. .....................................................        932,000        52,825,760
    Baxter International Inc. ......................................        500,000        16,080,000
    Bristol-Myers Squibb Co. .......................................        640,000        15,148,800
(a) Edwards Lifesciences Corp. .....................................         50,000         1,675,000
    Eli Lilly & Co. ................................................        400,000        24,020,000
(a) Genentech Inc. .................................................      1,000,000        52,420,000
(a) Hospira Inc. ...................................................         40,000         1,224,000
    Johnson & Johnson ..............................................        996,000        56,104,680
    Merck & Co. Inc. ...............................................        500,000        16,500,000
(a) Millipore Corp. ................................................        400,000        19,140,000
    Pall Corp. .....................................................        500,000        12,240,000
    Pfizer Inc. ....................................................      2,000,000        61,200,000
    Schering-Plough Corp. ..........................................      1,800,000        34,308,000
(a) Waters Corp. ...................................................        500,000        22,050,000


76 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------
    FRANKLIN GROWTH FUND                                               SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    HEALTH TECHNOLOGY (CONT.)
    Wyeth ..........................................................        600,000      $ 22,440,000
(a) Zimmer Holdings Inc. ...........................................         64,000         5,058,560
                                                                                         ------------
                                                                                          461,916,098
                                                                                         ------------

    INDUSTRIAL SERVICES 2.0%
(a) Ionics Inc. ....................................................        400,000        10,800,000
    Schlumberger Ltd. ..............................................        400,000        26,924,000
(a) Transocean Inc. ................................................         77,440         2,770,803
                                                                                         ------------
                                                                                           40,494,803
                                                                                         ------------

    PROCESS INDUSTRIES 1.9%
    Air Products & Chemicals Inc. ..................................        500,000        27,190,000
    Sigma-Aldrich Corp. ............................................        200,000        11,600,000
                                                                                         ------------
                                                                                           38,790,000
                                                                                         ------------

    PRODUCER MANUFACTURING 20.4%
    3M Co. .........................................................        800,000        63,976,000
    American Power Conversion Corp. ................................        500,000         8,695,000
    Avery Dennison Corp. ...........................................        462,000        30,390,360
(a) CUNO Inc. ......................................................         86,200         4,978,050
    Deere & Co. ....................................................        300,000        19,365,000
    Emerson Electric Co. ...........................................        500,000        30,945,000
    Illinois Tool Works Inc. .......................................        500,000        46,585,000
    Ingersoll Rand Co., A ..........................................        501,000        34,052,970
    Johnson Controls Inc. ..........................................        400,000        22,724,000
    Molex Inc. .....................................................        146,483         4,368,123
    Molex Inc., A ..................................................        146,483         3,853,968
    Teleflex Inc. ..................................................        500,000        21,250,000
    Textron Inc. ...................................................        525,000        33,741,750
(a) Thomas & Betts Corp. ...........................................        500,000        13,410,000
    Tyco International Ltd. ........................................      1,550,052        47,524,594
    United Technologies Corp. ......................................        400,000        37,352,000
                                                                                         ------------
                                                                                          423,211,815
                                                                                         ------------

    RETAIL TRADE .6%
(a) IAC/InterActiveCorp ............................................        600,200        13,216,404
                                                                                         ------------

    TECHNOLOGY SERVICES 11.3%
    Automatic Data Processing Inc. .................................        800,000        33,056,000
    Certegy Inc. ...................................................        200,000         7,442,000
(a) Computer Sciences Corp. ........................................      1,000,000        47,100,000
    International Business Machines Corp. ..........................        560,000        48,014,400
    Microsoft Corp. ................................................      1,000,000        27,650,000
(a) Oracle Corp. ...................................................        500,000         5,640,000
(a) Sungard Data Systems Inc. ......................................        500,000        11,885,000
(a) Yahoo! Inc. ....................................................      1,600,000        54,256,000
                                                                                         ------------
                                                                                          235,043,400
                                                                                         ------------


                                                              Annual Report | 77

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------
    FRANKLIN GROWTH FUND                                                      SHARES/WARRANTS         VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    TRANSPORTATION 4.1%
    Air France-KLM, ADR (France) .........................................          550,000     $     8,750,500
(a) Air France-KLM, ADR, wts., 5/05/05 (France) ..........................          500,000             485,000
(a) Alaska Air Group Inc. ................................................          500,000          12,390,000
(a) AMR Corp. ............................................................        1,080,000           7,916,400
(a) British Airways PLC, ADR (United Kingdom) ............................          500,000          18,815,000
    Canadian Pacific Railway Ltd. (Canada) ...............................          250,000           6,445,000
(a) Continental Airlines Inc., B .........................................          500,000           4,260,000
(a) Delta Air Lines Inc. .................................................        1,000,000           3,290,000
(a) Northwest Airlines Corp. .............................................          500,000           4,105,000
    Southwest Airlines Co. ...............................................           65,200             888,025
    Union Pacific Corp. ..................................................          300,000          17,580,000
                                                                                                ---------------
                                                                                                     84,924,925
                                                                                                ---------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $1,007,732,240) ...............                        2,076,111,596
                                                                                                ---------------
    SHORT TERM INVESTMENT (COST $4,562,321) .2%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ........        4,562,321           4,562,321
                                                                                                ---------------
    TOTAL INVESTMENTS (COST $1,012,294,561) 100.2% .......................                        2,080,673,917
    OTHER ASSETS, LESS LIABILITIES (.2)% .................................                           (3,294,251)
                                                                                                ---------------
    NET ASSETS 100.0% ....................................................                      $ 2,077,379,666
                                                                                                ===============

See glossary of terms on page 108.

(a)   Non-income producing.

(b) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


78 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN INCOME FUND

                                                     -------------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                     2004             2003             2002             2001           2000
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........        $      2.25       $     1.90       $     2.16       $     2.35     $     2.23
                                                     -------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...................                .12              .14              .14              .17            .18

 Net realized and unrealized gains (losses) .                .22              .38             (.21)            (.15)           .13
                                                     -------------------------------------------------------------------------------
Total from investment operations ............                .34              .52             (.07)             .02            .31
                                                     -------------------------------------------------------------------------------

Less distributions from:

 Net investment income ......................               (.16)            (.16)            (.17)            (.18)          (.18)

 Net realized gains .........................               (.01)            (.01)            (.02)            (.03)          (.01)
                                                     -------------------------------------------------------------------------------
Total distributions .........................               (.17)            (.17)            (.19)            (.21)          (.19)
                                                     -------------------------------------------------------------------------------
Redemption fees .............................                 --(c)            --               --               --             --
                                                     -------------------------------------------------------------------------------
Net asset value, end of year ................        $      2.42       $     2.25       $     1.90       $     2.16     $     2.35
                                                     ===============================================================================

Total return(b) .............................              15.50%           28.12%           (4.18)%            .58%         14.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............        $14,743,190       $9,640,156       $6,001,117       $5,960,990     $6,083,135

Ratios to average net assets:

 Expenses ...................................                .68%             .73%             .72%             .73%           .76%

 Net investment income ......................               5.11%            6.63%            6.67%            7.54%          8.01%

Portfolio turnover rate .....................              31.90%           48.36%           51.16%           28.13%         24.41%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                          Annual Report |See notes to financial statements. | 79

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                                       ------------------------------------------------------------
                                                                                           YEAR ENDED SEPTEMBER 30,
CLASS B                                                                        2004                  2003                2002(d)
                                                                       ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................        $       2.24          $       1.90          $       2.15
                                                                       ------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................................                 .10                   .12                   .11

 Net realized and unrealized gains (losses) ...................                 .22                   .37                  (.21)
                                                                       ------------------------------------------------------------
Total from investment operations ..............................                 .32                   .49                  (.10)
                                                                       ------------------------------------------------------------

Less distributions from:

 Net investment income ........................................                (.14)                 (.14)                 (.13)

 Net realized gains ...........................................                (.01)                 (.01)                 (.02)
                                                                       ------------------------------------------------------------
Total distributions ...........................................                (.15)                 (.15)                 (.15)
                                                                       ------------------------------------------------------------
Redemption fees ...............................................                  --(c)                 --                    --
                                                                       ------------------------------------------------------------
Net asset value, end of year ..................................        $       2.41          $       2.24          $       1.90
                                                                       =============================================================

Total return(b) ...............................................               14.59%                26.58%                (5.63)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................        $  3,486,880          $  2,083,783          $    558,580

Ratios to average net assets:

 Expenses .....................................................                1.53%                 1.58%                 1.57%(e)

 Net investment income ........................................                4.26%                 5.78%                 6.01%(e)

Portfolio turnover rate .......................................               31.90%                48.36%                51.16%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period November 1, 2001 (effective date) to September 30, 2002.

(e)   Annualized.


80 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                 --------------------------------------------------------------------------------
                                                                             YEAR ENDED SEPTEMBER 30,
CLASS B1                                                2004             2003             2002             2001            2000
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........     $     2.25       $     1.90       $     2.17       $     2.35       $     2.24
                                                 --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...................            .11              .13              .13              .16              .17

 Net realized and unrealized gains (losses) .            .21              .38             (.22)            (.14)             .12
                                                 --------------------------------------------------------------------------------
Total from investment operations ............            .32              .51             (.09)             .02              .29
                                                 --------------------------------------------------------------------------------

Less distributions from:

 Net investment income ......................           (.14)            (.15)            (.16)            (.17)            (.17)

 Net realized gains .........................           (.01)            (.01)            (.02)            (.03)            (.01)
                                                 --------------------------------------------------------------------------------
Total distributions .........................           (.15)            (.16)            (.18)            (.20)            (.18)
                                                 --------------------------------------------------------------------------------
Redemption fees .............................             --(c)            --               --               --               --
                                                 --------------------------------------------------------------------------------
Net asset value, end of year ................     $     2.42       $     2.25       $     1.90       $     2.17       $     2.35
                                                  ===============================================================================

Total return(b) .............................          14.90%           27.51%           (4.66)%            .10%           14.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............     $  511,471       $  495,004       $  430,226       $  446,245       $  140,711

Ratios to average net assets:

 Expenses ...................................           1.18%            1.23%            1.22%            1.23%            1.26%

 Net investment income ......................           4.61%            6.13%            6.15%            7.02%            7.49%

Portfolio turnover rate .....................          31.90%           48.36%           51.16%           28.13%           24.41%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                         Annual Report | See notes to financial statements. | 81

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                     ------------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS C                                                    2004             2003             2002             2001           2000
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............      $     2.26       $     1.91       $     2.17       $     2.36       $   2.24
                                                     ------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................             .11              .13              .13              .16            .17

 Net realized and unrealized gains (losses) ...             .21              .38             (.21)            (.15)           .13
                                                     ------------------------------------------------------------------------------
Total from investment operations ..............             .32              .51             (.08)             .01            .30
                                                     ------------------------------------------------------------------------------

Less distributions from:

 Net investment income ........................            (.14)            (.15)            (.16)            (.17)          (.17)

 Net realized gains ...........................            (.01)            (.01)            (.02)            (.03)          (.01)
                                                     ------------------------------------------------------------------------------
Total distributions ...........................            (.15)            (.16)            (.18)            (.20)          (.18)
                                                     ------------------------------------------------------------------------------
Redemption fees ...............................              --(c)            --               --               --             --
                                                     ------------------------------------------------------------------------------
Net asset value, end of year ..................      $     2.43       $     2.26       $     1.91       $     2.17       $   2.36
                                                     ==============================================================================

Total return(b) ...............................           14.85%           27.37%           (4.64)%            .09%         14.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............      $6,616,891       $3,764,372       $1,545,377       $1,080,315       $872,662

Ratios to average net assets:

 Expenses .....................................            1.18%            1.24%            1.21%            1.23%          1.26%

 Net investment income ........................            4.61%            6.12%            6.21%            7.04%          7.51%

Portfolio turnover rate .......................           31.90%           48.36%           51.16%           28.13%         24.41%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


82 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                                             ------------------------------------------------------
                                                                                            YEAR ENDED SEPTEMBER 30,
CLASS R                                                                            2004                2003             2002(d)
                                                                             ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................................        $     2.23          $     1.89          $     2.18
                                                                             ------------------------------------------------------
Income from investment operations:

 Net investment income(a) ...........................................               .11                 .13                 .10

 Net realized and unrealized gains (losses) .........................               .22                 .37                (.27)
                                                                             ------------------------------------------------------
Total from investment operations ....................................               .33                 .50                (.17)
                                                                             ------------------------------------------------------
Less distributions from:

 Net investment income ..............................................              (.15)               (.15)               (.12)

 Net realized gains .................................................              (.01)               (.01)                 --
                                                                             ------------------------------------------------------
Total distributions .................................................              (.16)               (.16)               (.12)
                                                                             ------------------------------------------------------
Redemption fees .....................................................                --(c)               --                  --
                                                                             ------------------------------------------------------
Net asset value, end of year ........................................        $     2.40          $     2.23          $     1.89
                                                                             ======================================================

Total return(b) .....................................................             15.25%              27.31%              (8.34)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................................        $   73,165          $   36,417          $    6,350

Ratios to average net assets:

 Expenses ...........................................................              1.03%               1.08%               1.07%(e)

 Net investment income ..............................................              4.76%               6.28%               6.77%(e)

Portfolio turnover rate .............................................             31.90%              48.36%              51.16%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 83

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                              ---------------------------------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                     2004           2003           2002           2001           2000
                                                              ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................     $   2.24       $   1.89       $   2.16       $   2.34       $   2.23
                                                              ---------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ...............................          .12            .14            .14            .18            .18

 Net realized and unrealized gains (losses) .............          .22            .38           (.22)          (.15)           .12
                                                              ---------------------------------------------------------------------
Total from investment operations ........................          .34            .52           (.08)           .03            .30
                                                              ---------------------------------------------------------------------
Less distributions from:

 Net investment income ..................................         (.16)          (.16)          (.17)          (.18)          (.18)

 Net realized gains .....................................         (.01)          (.01)          (.02)          (.03)          (.01)
                                                              ---------------------------------------------------------------------
Total distributions .....................................         (.17)          (.17)          (.19)          (.21)          (.19)
                                                              ---------------------------------------------------------------------
Redemption fees .........................................           --(c)          --             --             --             --
                                                              ---------------------------------------------------------------------
Net asset value, end of year ............................     $   2.41       $   2.24       $   1.89       $   2.16       $   2.34
                                                              =====================================================================

Total return(b) .........................................        15.74%         28.47%         (4.50)%         1.21%         14.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................     $901,149       $ 95,009       $ 30,737       $ 22,737       $ 21,220

Ratios to average net assets:

 Expenses ...............................................          .53%           .58%           .57%           .58%           .61%

 Net investment income ..................................         5.26%          6.78%          6.85%          7.69%          8.16%

Portfolio turnover rate .................................        31.90%         48.36%         51.16%         28.13%         24.41%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


84 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004

---------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                      COUNTRY          SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 37.6%
    COMMERCIAL SERVICES .6%
(a) Dex Media Inc. ....................................     United States         7,500,000      $  158,775,000
                                                                                                 --------------
    COMMUNICATIONS 2.2%
    Alltel Corp. ......................................     United States           227,500          12,492,025
    AT&T Corp. ........................................     United States         5,000,000          71,600,000
    BellSouth Corp. ...................................     United States         1,000,000          27,120,000
    MCI Inc. ..........................................     United States         1,716,723          28,755,110
(a) NII Holdings Inc., B ..............................     United States           320,232          13,196,761
(a) NTL Inc. ..........................................    United Kingdom           379,020          23,525,772
    SBC Communications Inc. ...........................     United States         8,000,000         207,600,000
(a) Telecom Argentina SA, B, ADR ......................       Argentina           1,700,000          18,564,000
    Verizon Communications Inc. .......................     United States         4,583,200         180,486,416
                                                                                                 --------------
                                                                                                    583,340,084
                                                                                                 --------------

    CONSUMER DURABLES .8%
    General Motors Corp. ..............................     United States         5,000,000         212,400,000
                                                                                                 --------------

    CONSUMER NON-DURABLES .8%
    Altria Group Inc. .................................     United States         3,250,000         152,880,000
    Loews Corp. - Carolina Group ......................     United States         2,717,500          66,225,475
                                                                                                 --------------
                                                                                                    219,105,475
                                                                                                 --------------

    ELECTRIC UTILITIES 15.3%
    Alliant Energy Corp. ..............................     United States         5,000,000         124,400,000
    Ameren Corp. ......................................     United States         9,550,000         440,732,500
    American Electric Power Co. Inc. ..................     United States         6,500,000         207,740,000
    CenterPoint Energy Inc. ...........................     United States         3,000,000          31,080,000
    Cinergy Corp. .....................................     United States         6,111,200         242,003,520
(a) CMS Energy Corp. ..................................     United States         3,650,000          34,748,000
    Dominion Resources Inc. ...........................     United States         5,737,300         374,358,825
    DTE Energy Co. ....................................     United States         5,250,000         221,497,500
    Duke Energy Corp. .................................     United States         5,000,000         114,450,000
    Edison International ..............................     United States         1,590,300          42,158,853
    Energy East Corp. .................................     United States         4,500,000         113,310,000
    Exelon Corp. ......................................     United States         4,500,000         165,105,000
    FirstEnergy Corp. .................................     United States         8,000,000         328,640,000
    FPL Group Inc. ....................................     United States         2,561,500         175,001,680
    Hawaiian Electric Industries Inc. .................     United States         1,720,000          45,648,800
    Pepco Holdings Inc. ...............................     United States         5,500,000         109,450,000
    Pinnacle West Capital Corp. .......................     United States         1,500,000          62,250,000
    PPL Corp. .........................................     United States         2,500,000         117,950,000
    Progress Energy Inc. ..............................     United States         4,500,000         190,530,000
    Public Service Enterprise Group Inc. ..............     United States         5,814,500         247,697,700
    Puget Energy Inc. .................................     United States         4,100,000          93,070,000
    Southern Co. ......................................     United States         7,600,000         227,848,000
    TECO Energy Inc. ..................................     United States         9,000,000         121,770,000
    TXU Corp. .........................................     United States         2,250,000         107,820,000
    Xcel Energy Inc. ..................................     United States         4,332,500          75,038,900
                                                                                                 --------------
                                                                                                  4,014,299,278
                                                                                                 --------------


                                                              Annual Report | 85

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN INCOME FUND                                                  COUNTRY         SHARES/WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        ELECTRONIC TECHNOLOGY .4%
        Lockheed Martin Corp. ........................................     United States         1,925,600      $  107,409,968
                                                                                                                --------------
        ENERGY MINERALS 5.0%
        BP PLC, ADR ..................................................    United Kingdom         3,500,000         201,355,000
    (a) Callon Petroleum Co., wts., 12/08/10 .........................     United States         1,537,500           8,456,250
        Canadian Oil Sands Trust .....................................        Canada             6,000,000         259,959,567
        ChevronTexaco Corp. ..........................................     United States         4,000,000         214,560,000
        Marathon Oil Corp. ...........................................     United States         4,812,500         198,660,000
(a),(b) Mission Resources Corp. ......................................     United States         3,330,000          20,945,700
        Petroleo Brasileiro SA, ADR ..................................        Brazil             1,600,000          56,400,000
        Royal Dutch Petroleum Co., N.Y. shs. .........................      Netherlands          6,000,000         309,600,000
        Yukos Corp., ADR .............................................        Russia             2,158,000          34,484,840
                                                                                                                --------------
                                                                                                                 1,304,421,357
                                                                                                                --------------

        FINANCE 3.2%
        Bank of America Corp. ........................................     United States         4,886,640         211,738,111
        Comerica Inc. ................................................     United States         3,500,000         207,725,000
        Fifth Third Bancorp ..........................................     United States         5,500,000         270,710,000
        JP Morgan Chase & Co. ........................................     United States         3,500,000         139,054,999
                                                                                                                --------------
                                                                                                                   829,228,110
                                                                                                                --------------
        GAS UTILITIES 1.8%
        KeySpan Corp. ................................................     United States         3,769,600         147,768,320
        NiSource Inc. ................................................     United States         5,000,000         105,050,000
        ONEOK Inc. ...................................................     United States         3,956,500         102,948,130
        Sempra Energy ................................................     United States         3,500,000         126,665,000
                                                                                                                --------------
                                                                                                                   482,431,450
                                                                                                                --------------
        HEALTH TECHNOLOGY 4.3%
        Bristol-Myers Squibb Co. .....................................     United States        10,000,000         236,700,000
        Johnson & Johnson ............................................     United States         3,250,000         183,072,500
        Merck & Co. Inc. .............................................     United States        11,000,000         363,000,000
        Pfizer Inc. ..................................................     United States        11,500,000         351,900,000
        Wyeth ........................................................     United States           238,100           8,904,940
                                                                                                                --------------
                                                                                                                 1,143,577,440
                                                                                                                --------------
        NON-ENERGY MINERALS .6%
        AngloGold Ashanti Ltd., ADR ..................................     South Africa          2,250,000          87,525,000
        Barrick Gold Corp. ...........................................        Canada             3,500,000          73,640,000
                                                                                                                --------------
                                                                                                                   161,165,000
                                                                                                                --------------
        PROCESS INDUSTRIES .5%
        Dow Chemical Co. .............................................     United States         2,750,000         124,245,000
    (a) HMP Equity Holdings Corp., wts., 144A, 5/15/11 ...............     United States            21,500           4,955,750
                                                                                                                --------------
                                                                                                                   129,200,750
                                                                                                                --------------


86 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                        COUNTRY         SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    PRODUCER MANUFACTURING .4%
    General Electric Co. .................................................   United States         3,400,000       $ 114,172,000
                                                                                                                   -------------

    REAL ESTATE INVESTMENT TRUSTS 1.6%
    Archstone-Smith Trust ................................................   United States         1,000,000          31,640,000
    Chelsea Property Group Inc. ..........................................   United States         1,300,000          87,230,000
    Developers Diversified Realty Corp. ..................................   United States         4,750,000         185,962,500
    iStar Financial Inc. .................................................   United States         2,586,900         106,657,887
                                                                                                                   -------------
                                                                                                                     411,490,387
                                                                                                                   -------------

    TECHNOLOGY SERVICES .1%
    Electronic Data Systems Corp. ........................................   United States         1,686,000          32,691,540
                                                                                                                   -------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $8,663,183,902) ...............                                         9,903,707,839
                                                                                                                   -------------
    PREFERRED STOCK (COST $57,833,250)
    PROCESS INDUSTRIES
(c) Asia Pulp & Paper Co. Ltd., 12.00% ...................................     Indonesia          75,000,000           1,125,000
                                                                                                                   -------------

    CONVERTIBLE PREFERRED STOCKS 8.6%
    COMMUNICATIONS .5%
    ALLTEL Corp., 7.75%, cvt. pfd. .......................................   United States         2,400,000         124,224,000
(a) McLeodUSA Inc., 2.50%, cvt. pfd. .....................................   United States           177,366             443,415
                                                                                                                   -------------
                                                                                                                     124,667,415
                                                                                                                   -------------

    CONSUMER DURABLES 1.4%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ....................   United States         7,000,000         365,960,000
                                                                                                                   -------------

    CONSUMER SERVICES .2%
    Goldman Sachs Group Inc. into Time Warner Inc., 6.50%, cvt. pfd. .....   United States         2,500,000          40,150,000
                                                                                                                   -------------

    ELECTRIC UTILITIES .9%
    Aquila Inc., 6.75%, cvt. pfd. ........................................   United States         3,906,200         119,529,720
    CMS Energy Trust I, 7.75%, cvt. pfd. .................................   United States         1,150,000          50,887,500
    TXU Corp., 8.75%, cvt. pfd. ..........................................   United States         1,300,000          67,730,000
                                                                                                                   -------------
                                                                                                                     238,147,220
                                                                                                                   -------------
    ELECTRONIC TECHNOLOGY 1.3%
    Citigroup Global Markets Holdings into Altera, 9.00%, cvt. pfd. ......   United States         4,000,000          75,000,000
    Goldman Sachs into Linear Technology Corp., 7.00%, cvt. pfd. .........   United States         1,400,000          50,517,600
    Lehman Brothers Holdings into Solectron Corp., 7.00%, cvt. pfd. ......   United States         3,000,000          60,420,000
    Morgan Stanley into INTC, 6.50%, cvt. pfd. ...........................   United States         5,000,000         101,775,000
    Motorola Inc., 7.00%, cvt. pfd. ......................................   United States           900,000          45,072,000
                                                                                                                   -------------
                                                                                                                     332,784,600
                                                                                                                   -------------

    ENERGY MINERALS .4%
    Range Resources Corp., 5.90%, cvt. pfd. ..............................   United States           600,000          60,750,000
    Unocal Corp., 6.25%, cvt. pfd. .......................................   United States           624,981          32,420,889
                                                                                                                   -------------
                                                                                                                      93,170,889
                                                                                                                   -------------


                                                              Annual Report | 87

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                           COUNTRY         SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS (CONT.)
    FINANCE .5%
    Genworth Financial Inc., 6.00%, cvt. pfd., A ............................  United States         3,843,700       $  111,701,766
    Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note .... United States         1,409,000           31,956,120
                                                                                                                     --------------
                                                                                                                        143,657,886
                                                                                                                     --------------
    GAS UTILITIES .2%
    Sempra Energy, 8.50%, cvt. pfd. .........................................  United States         2,000,000           63,468,000
                                                                                                                     --------------

    HEALTH TECHNOLOGY .6%
    Citigroup Global Markets into Wye Elks, 6.00%, cvt. pfd. ................  United States         1,000,000           37,750,000
    Goldman Sachs Group Inc. into Wyeth, 7.00%, cvt. pfd. ...................  United States         1,400,000           54,238,800
    Schering-Plough Corp., cvt. pfd. ........................................  United States         1,083,200           57,355,440
                                                                                                                     --------------
                                                                                                                        149,344,240
                                                                                                                     --------------

    INDUSTRIAL SERVICES .9%
    Allied Waste Industries Inc., 6.25%, cvt. pfd. ..........................  United States           722,500           36,847,500
    Lehman Brothers Holdings Inc. into Rowan Cos. Inc., 6.00%,
    cvt. pfd. ...............................................................  United States         4,000,000          101,460,000
    Lehman Brothers Holdings Inc. into Weatherford International, 6.00%,
    cvt. pfd. ...............................................................  United States         2,250,000          107,640,000
                                                                                                                     --------------
                                                                                                                        245,947,500
                                                                                                                     --------------

    REAL ESTATE INVESTMENT TRUSTS 1.1%
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..........................  United States         3,000,000           72,600,000
    Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ......................  United States         2,442,515           61,331,551
    Host Marriott Corp., 6.75%, cvt. pfd. ...................................  United States         2,500,000          132,870,000
    Reckson Associates Realty Corp., 7.625%, cvt. pfd., A ...................  United States         1,309,786           34,545,605
                                                                                                                     --------------
                                                                                                                        301,347,156
                                                                                                                     --------------

    TECHNOLOGY SERVICES .6%
    Morgan Stanley into Accenture Inc., 6.00%, cvt. pfd. ....................  United States         6,750,000          170,133,750
                                                                                                                     --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,092,707,804) ................                                         2,268,778,656
                                                                                                                     --------------

                                                                                               -------------------
                                                                                               PRINCIPAL AMOUNT(d)
                                                                                               -------------------
    BONDS 25.9%
    ALTERNATIVE POWER GENERATION 4.9%
    Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ..............     Canada         $ 291,000,000          202,245,000
    Calpine Corp., senior note, 7.875%, 4/01/08 .............................  United States       104,000,000           70,720,000
    Calpine Corp., senior note, 8.625%, 8/15/10 .............................  United States       200,000,000          131,000,000
    Calpine Corp., senior note, 8.50%, 2/15/11 ..............................  United States       325,000,000          209,625,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................  United States        50,000,000           38,000,000
    Calpine Corp., senior secured note, 144A, 9.625%, 10/01/14 ..............  United States        25,000,000           24,687,500
    Dynegy Holdings Inc., secured note, 144A, 9.875%, 7/15/10 ...............  United States       100,000,000          113,500,000
    Dynegy Holdings Inc., senior note, 6.875%, 4/01/11 ......................  United States       240,000,000          229,800,000
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................  United States       147,500,000          154,137,500
    Dynegy Holdings Inc., secured note, 144A, 10.125%, 7/15/13 ..............  United States        97,000,000          112,035,000
                                                                                                                     --------------
                                                                                                                      1,285,750,000
                                                                                                                     --------------


88 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                              COUNTRY    PRINCIPAL AMOUNT(d)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    COMMUNICATIONS 2.6%
    MCI Inc., senior note, 7.735%, 5/01/14 ....................................   United States   $  11,351,000      $   10,783,450
    Qwest Capital Funding, 7.00%, 8/03/09 .....................................   United States     219,000,000         201,480,000
    Qwest Capital Funding, 7.25%, 2/15/11 .....................................   United States     245,000,000         219,887,500
    Qwest Communications International Inc., senior note, 144A, 7.50%,
      2/15/14 .................................................................   United States     108,000,000          99,630,000
    Qwest Corp., 6.875%, 9/15/33 ..............................................   United States      75,000,000          63,562,500
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ...................   United States      47,400,000          45,741,000
    Time Warner Telecom Inc., senior note, 9.25%, 2/15/14 .....................   United States      52,500,000          52,500,000
                                                                                                                     --------------
                                                                                                                        693,584,450
                                                                                                                     --------------

    CONSUMER DURABLES .5%
    General Motors, senior deb., 8.375%, 7/15/33 ..............................   United States     125,000,000         133,096,000
                                                                                                                     --------------

    CONSUMER NON-DURABLES
(c) Compania Alimentos Fargo SA, 13.25%, 8/01/08 ..............................     Argentina        27,000,000           4,455,000
                                                                                                                     --------------

    CONSUMER SERVICES 3.8%
(c) Adelphia Communications Corp., 7.875%, 5/01/09 ............................   United States      23,600,000          20,532,000
(c) Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .............   United States      35,000,000          32,375,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ..............   United States     192,000,000         201,600,000
    Charter Communications Holdings LLC, senior note, 8.25%, 4/01/07 ..........   United States     214,800,000         196,542,000
    Charter Communications Holdings LLC, senior note, 8.625%,
      4/01/09 .................................................................   United States     155,000,000         121,287,500
    Charter Communications Holdings LLC, senior note, 10.75%,
    10/01/09 ..................................................................   United States     105,000,000          86,625,000
    Charter Communications Holdings LLC, senior disc. note, 9.92%,
      4/01/11 .................................................................   United States     160,000,000         124,000,000
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ........................   United States     118,000,000         124,932,500
    Six Flags Inc., senior note, 9.50%, 2/01/09 ...............................   United States      65,000,000          63,862,500
    Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ................   United States      23,768,000          24,599,879
                                                                                                                     --------------
                                                                                                                        996,356,379
                                                                                                                     --------------

    ELECTRIC UTILITIES 3.8%
    Allegheny Energy Supply Co. LLC, 7.80%, 3/15/11 ...........................   United States      90,000,000          97,875,000
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 .....................   United States     140,000,000         155,400,000
    Aquila Inc., senior note, 6.875%, 10/01/04 ................................   United States      54,000,000          54,000,000
    Aquila Inc., senior note, FRN, 9.95%, 2/01/11 .............................   United States      14,000,000          15,470,000
    Aquila Inc., senior note, 14.875%, 7/01/12 ................................   United States      97,500,000         131,868,750
    CMS Energy Corp., senior note, 144A, 7.75%, 8/01/10 .......................   United States      40,000,000          42,500,000
    FirstEnergy Corp., 6.45%, 11/15/11 ........................................   United States      50,000,000          54,621,850
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...............   United States      25,000,000          27,375,000
    Pacific Gas & Electric Co., 6.05%, 3/01/34 ................................   United States     300,000,000         306,396,600
    Sierra Pacific Resources Co., 8.75%, 5/15/05 ..............................   United States     114,900,000         118,203,377
                                                                                                                     --------------
                                                                                                                      1,003,710,577
                                                                                                                     --------------

    ELECTRONIC TECHNOLOGY 1.1%
    Lucent Technologies, 6.45%, 3/15/29 .......................................   United States     180,000,000         146,700,000
    PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .........................   United States      70,600,000          73,777,000


                                                              Annual Report | 89

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                            COUNTRY      PRINCIPAL AMOUNT(d)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    Xerox Corp., senior note, 6.875%, 8/15/11 ...............................   United States      $ 74,400,000         $ 78,120,000
                                                                                                                        ------------
                                                                                                                         298,597,000
                                                                                                                        ------------
    ENERGY MINERALS .8%
    Callon Petroleum Co., senior note, 9.75%, 12/08/10 ......................   United States       117,500,000          123,962,500
(b) Mission Resources Corp., senior note, 9.875%, 4/01/11 ...................   United States        40,000,000           43,000,000
    Sonat Inc., senior note, 7.625%, 7/15/11 ................................   United States        35,000,000           34,650,000
                                                                                                                        ------------
                                                                                                                         201,612,500
                                                                                                                        ------------

    FINANCE .6%
    Ford Motor Credit Co., 7.00%, 10/01/13 ..................................   United States       150,000,000          158,858,400
                                                                                                                        ------------

    HEALTH SERVICES 1.8%
    HealthSouth Corp., senior note, 7.625%, 6/01/12 .........................   United States        75,000,000           72,937,500
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States       220,000,000          198,550,000
(e) Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................   United States       220,000,000          207,900,000
                                                                                                                        ------------
                                                                                                                         479,387,500
                                                                                                                        ------------

    INDUSTRIAL SERVICES 2.0%
    Allied Waste North America Inc., senior secured note, 6.125%,
      2/15/14 ...............................................................   United States        70,000,000           65,625,000
    Allied Waste North America Inc., senior note, B, 7.375%, 4/15/14 ........   United States        80,500,000           77,883,750
(e) El Paso Corp., senior note, 6.75%, 5/15/09 ..............................   United States       205,000,000          205,000,000
    El Paso Corp., senior note, 7.75%, 1/15/32 ..............................   United States       110,000,000           96,525,000
    El Paso Production Holdings, 7.75%, 6/01/13 .............................   United States        87,500,000           88,156,250
                                                                                                                        ------------
                                                                                                                         533,190,000
                                                                                                                        ------------

    PROCESS INDUSTRIES 1.7%
(f) Consoltex Group Inc., PIK, 10.00%, 7/18/10 ..............................   United States        11,075,373              570,493
    Equistar Chemicals LP, senior note, 10.125%, 9/01/08 ....................   United States        49,800,000           56,398,500
    Lyondell Chemical Co., 9.625%, 5/01/07 ..................................   United States        82,000,000           89,687,500
    Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .............   United States        71,500,000           82,940,000
    Rhodia SA, senior note, 10.25%, 6/01/10 .................................      France           170,000,000          176,800,000
(c) Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 .............     Indonesia          87,000,000           35,887,500
                                                                                                                        ------------
                                                                                                                         442,283,993
                                                                                                                        ------------

    PRODUCER MANUFACTURING 1.1%
    Case New Holland Inc., senior note, 144A, 6.00%, 6/01/09 ................   United States       200,000,000          199,000,000
    Dana Corp., 7.00%, 3/01/29 ..............................................   United States        41,000,000           41,410,000
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................   United Kingdom       51,100,000           52,633,000
                                                                                                                        ------------
                                                                                                                         293,043,000
                                                                                                                        ------------

    REAL ESTATE INVESTMENT TRUSTS .7%
    Felcor Lodging LP, FRN,10.00%, 9/15/08 ..................................   United States        10,157,000           10,715,635
    HMH Properties Inc., senior secured note, 7.875%, 8/01/08 ...............   United States        18,887,000           19,524,436
    Host Marriott LP, senior note, 7.125%, 11/01/13 .........................   United States        60,000,000           63,300,000
    Meristar Hospitality Corp., 9.125%, 1/15/11 .............................   United States        72,500,000           76,306,250
                                                                                                                        ------------
                                                                                                                         169,846,321
                                                                                                                        ------------


90 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                              COUNTRY      PRINCIPAL AMOUNT(d)    VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    TECHNOLOGY SERVICES .5%
    Electronic Data Systems Corp., B, 8/01/13 .................................   United States    $ 125,000,000      $  126,287,625
                                                                                                                      --------------
    TOTAL BONDS (COST $6,560,480,510) .........................................                                        6,820,058,745
                                                                                                                      --------------

    CONVERTIBLE BONDS 3.1%
    COMMUNICATIONS .2%
    Nextel Communications Inc., cvt., 5.25%, 1/15/10 ..........................   United States       60,000,000          60,075,000
                                                                                                                      --------------

    CONSUMER SERVICES .3%
(c) Adelphia Communications Corp., cvt., junior sub. note, 6.00%,
      2/15/06 .................................................................   United States       75,000,000          20,625,000
    Charter Communications Inc., cvt., 5.75%, 10/15/05 ........................   United States       55,000,000          49,225,000
                                                                                                                      --------------
                                                                                                                          69,850,000
                                                                                                                      --------------

    ELECTRONIC TECHNOLOGY 1.3%
    Conexant Systems Inc., cvt., 4.00%, 2/01/07 ...............................   United States       50,000,000          44,217,400
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ..................      Canada          200,000,000         194,000,000
    SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 .........................   United States      100,000,000          94,500,000
                                                                                                                      --------------
                                                                                                                         332,717,400
                                                                                                                      --------------

    HEALTH TECHNOLOGY
    Enzon Pharmaceuticals Inc., cvt., 4.50%, 7/01/08 ..........................   United States       13,500,000          12,673,125
                                                                                                                      --------------

    INDUSTRIAL SERVICES .3%
    Hanover Compressor Co., cvt., 4.75%, 3/15/08 ..............................   United States       85,000,000          81,175,000
                                                                                                                      --------------

    REAL ESTATE INVESTMENT TRUSTS 1.0%
    Host Marriott LP, cvt., 144A, 3.25%, 3/15/24 ..............................   United States      140,000,000         145,496,400
    Meristar Hospitality Corp., cvt., 9.50%, 4/01/10 ..........................   United States       95,000,000         107,825,000
                                                                                                                      --------------
                                                                                                                         253,321,400
                                                                                                                      --------------
    TOTAL CONVERTIBLE BONDS (COST $765,167,011) ...............................                                          809,811,925
                                                                                                                      --------------

    ZERO COUPON/STEP-UP BONDS 4.3%
    COMMERCIAL SERVICES .4%
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
      10.67% thereafter, 5/15/13 ..............................................   United States      110,000,000          91,300,000
                                                                                                                      --------------

    CONSUMER SERVICES 1.6%
    Charter Communications Holdings LLC, senior disc. note, zero cpn. to
      1/15/06, 13.50% thereafter, 1/15/11 .....................................   United States      316,000,000         227,520,000
    Dex Media Inc., 144A, zero cpn. to 11/15/08, 9.00% thereafter,
      11/15/13 ................................................................   United States      200,000,000         147,500,000
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
    thereafter, 7/15/11 .......................................................      Canada           54,700,000          53,059,000
                                                                                                                      --------------
                                                                                                                         428,079,000
                                                                                                                      --------------
    FINANCE 1.4%
    Nalco Finance Holdings, senior note, 144A, zero cpn. to 8/01/09,
      9.00% thereafter, 2/01/14 ...............................................   United States      515,000,000         368,225,000
                                                                                                                      --------------


                                                              Annual Report | 91

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                              COUNTRY     PRINCIPAL AMOUNT(d)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    ZERO COUPON/STEP-UP BONDS (CONT.)
    INDUSTRIAL SERVICES .1%
    Hanover Compressor Co., sub. note, zero cpn., 3/31/07 .....................   United States    $  36,000,000     $    30,600,000
                                                                                                                     ---------------

    PROCESS INDUSTRIES .8%
    HMP Equity Holdings Corp., senior disc. note, zero cpn., 5/15/08 ..........   United States       95,500,000          60,642,500
    Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .........   United States      280,000,000         149,800,000
                                                                                                                     ---------------
                                                                                                                         210,442,500
                                                                                                                     ---------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,099,906,269) .....................                                        1,128,646,500
                                                                                                                     ---------------

    AGENCY SECURITIES 4.5%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.3%
    FHLMC Gold 30 Year, 5.00%, 5/01/33-8/01/34 ................................   United States      613,684,678         620,416,708
                                                                                                                     ---------------
                                                                                                                         620,416,708
                                                                                                                     ---------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.2%
    GNMA I 30 Year, SF, 5.00%, 4/15/33-6/15/34 ................................   United States      566,869,338         571,270,486
                                                                                                                     ---------------
                                                                                                                         571,270,486
                                                                                                                     ---------------
    TOTAL AGENCY SECURITIES (COST $1,180,554,016) .............................                                        1,191,687,194
                                                                                                                     ---------------

    MUNICIPAL BONDS 1.6%
    California State GO, 5.00%, 2/01/26 .......................................   United States       10,450,000          10,635,801
    California State GO, 5.25%, 11/01/26 ......................................   United States       25,000,000          26,005,250
    California State GO, 5.25%, 11/01/27 ......................................   United States       20,400,000          21,143,988
    California State GO, 5.25%, 2/01/28 .......................................   United States       24,600,000          25,440,582
    California State GO, 5.00%, 2/01/32 .......................................   United States       65,250,000          65,801,362
    California State GO, 5.00%, 2/01/33 .......................................   United States      103,400,000         104,313,022
    California State GO, 5.00%, 2/01/33 .......................................   United States       23,250,000          23,446,463
    California State GO, Refunding, 5.25%, 2/01/33 ............................   United States       28,500,000          29,310,255
    California State GO, Various Purpose, 5.25%, 11/01/28 .....................   United States       25,000,000          25,874,500
    California State GO, Various Purpose, 5.25%, 11/01/29 .....................   United States       22,500,000          23,253,525
    California State GO, Various Purpose, 5.50%, 11/01/33 .....................   United States       55,300,000          58,618,553
                                                                                                                     ---------------
    TOTAL MUNICIPAL BONDS (COST $391,474,184) .................................                                          413,843,301
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $20,811,306,946) ........................                                       22,537,659,160
                                                                                                                     ---------------

                                                                                                     -------------
                                                                                                        SHARES
                                                                                                     -------------
    SHORT TERM INVESTMENT (COST $176,644,842) .7%
    MONEY FUND
(g) Franklin Institutional Fiduciary Trust Money Market Portfolio .............   United States       176,644,842        176,644,842
                                                                                                                     ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
      (COST $20,987,951,788) ..................................................                                       22,714,304,002
                                                                                                                     ---------------


92 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
          FRANKLIN INCOME FUND                                                        COUNTRY    PRINCIPAL AMOUNT(d)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENTS 13.2%
    (h) Joint Repurchase Agreement, 1.803%, 10/01/04
         (Maturity Value $3,428,318,476) ......................................  United States   $ 3,428,146,799     $ 3,428,146,799
           ABN AMRO Bank, N.V., New York Branch
            (Maturity Value $341,220,538)
           Banc of America Securities LLC (Maturity Value $341,220,538)
           Barclays Capital Inc. (Maturity Value $341,220,538)
           Bear, Stearns & Co. Inc. (Maturity Value $261,375,000)
           BNP Paribas Securities Corp. (Maturity Value $341,220,538)
           Deutsche Bank Securities Inc. (Maturity Value $108,883,395)
           Goldman, Sachs & Co. (Maturity Value $341,220,538)
           Greenwich Capital Markets Inc. (Maturity Value $341,220,538)
           Lehman Brothers Inc. (Maturity Value $328,295,777)
           Morgan Stanley & Co. Inc. (Maturity Value $341,220,538)
           UBS Securities LLC (Maturity Value $341,220,538)
            Collateralized by U.S. Government Agency Securities,
            0.00%-7.125%, 10/19/04-7/30/09; iU.S. Treasury Bills,
            12/30/04; U.S. Treasury Bonds, 10.75%-12.00%,
            11/15/04-8/15/05; and U.S. Treasury Notes, 1.875%-6.875%,
            11/15/05-8/15/09
(h),(j) Barclays Capital Inc., 1.90%, 10/01/04
         (Maturity Value $10,001,056) .........................................  United States        10,000,528          10,000,528
           Collateralized by U.S. Government Agency Securities,
            0.00%-6.00%, 10/08/04-7/26/19
(h),(j) Bear Stearns & Co. Inc., 1.90%, 10/01/04
         (Maturity Value $10,001,056) .........................................  United States        10,000,528          10,000,528
           Collateralized by Various Asset Backed Securities,
            0.00%-9.725%, 1/20/07-5/28/44
(h),(j) JP Morgan Securities, 1.91%, 10/01/04
         (Maturity Value $11,791,252) .........................................  United States        11,790,626          11,790,626
           Collateralized by U.S. Government Agency Securities,
            4.50%-9.00%, 12/01/13-10/01/34
(h),(j) Merrill Lynch GSI Inc., 1.89%, 10/01/04
         (Maturity Value $10,001,050) .........................................  United States        10,000,525          10,000,525
           Collateralized by U.S. Government Agency Securities,
            0.00%-9.375%, 10/01/04-7/15/32
(h),(j) Morgan Stanley & Co. Inc., 1.91%, 10/01/04
         (Maturity Value $10,001,062) .........................................  United States        10,000,531          10,000,531
           Collateralized by U.S. Government Agency Securities,
            4.50%-8.00%, 8/01/08-9/01/34
                                                                                                                     ---------------
        TOTAL REPURCHASE AGREEMENTS (COST $3,479,939,537) .....................                                        3,479,939,537
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $24,467,891,325) 99.5% ........................                                       26,194,243,539
        OTHER ASSETS, LESS LIABILITIES .5% ....................................                                          138,501,844
                                                                                                                     ---------------
        NET ASSETS 100.0% .....................................................                                      $26,332,745,383
                                                                                                                     ===============

See glossary of terms on page 108.

(a)   Non-income producing.

(b)   See Note 10 regarding holdings of 5% voting securities.

(c)   Defaulted securities. See Note 8.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)   Security on loan. See Note 1(f).

(f)   See Note 9 regarding restricted securities.

(g) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(h)   See Note 1(c) regarding repurchase agreements.

(i)   Security is traded on a discount basis with a zero coupon.

(j) Investments from cash collateral received for loaned securities. See Note 1(f).


                         Annual Report | See notes to financial statements. | 93

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       -----------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS A                                                        2004          2003          2002         2001          2000
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................    $     6.81      $     6.99     $     6.93     $     6.63         $     6.62
                                                       -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .........................           .27             .28            .38            .41(d)             .43

 Net realized and unrealized gains (losses) .......          (.04)           (.10)           .09            .33(d)             .01
                                                       -----------------------------------------------------------------------------
Total from investment operations ..................           .23             .18            .47            .74                .44
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income......          (.36)           (.36)          (.41)          (.44)              (.43)
                                                       -----------------------------------------------------------------------------
Redemption fees ...................................            --(c)           --             --             --                 --
                                                       -----------------------------------------------------------------------------
Net asset value, end of year ......................    $     6.68      $     6.81     $     6.99     $     6.93         $     6.63
                                                       =============================================================================

Total return(b) ...................................          3.46%           2.66%          7.06%         11.52%              6.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................    $6,420,381      $7,286,317     $7,726,914     $7,197,334         $6,852,374

Ratios to average net assets:

  Expenses ........................................           .70%            .70%           .69%           .68%               .70%

  Net investment income ...........................          4.09%           4.11%          5.48%          6.12%(d)           6.62%

Portfolio turnover rate ...........................         41.45%          66.96%         44.62%         19.18%              3.98%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share ................................  $(.008)
      Net realized and unrealized gains (losses) per share ...........    .008
      Ratio of net investment income to average net assets ...........    (.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


94 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                          --------------------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
CLASS B                                                        2004           2003           2002           2001              2000
                                                          --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................    $    6.80      $    6.98      $    6.93      $    6.63         $    6.62
                                                          --------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ............................          .24            .25            .34            .37(d)            .39

 Net realized and unrealized gains (losses) ..........         (.05)          (.10)           .09            .33(d)            .01
                                                          --------------------------------------------------------------------------
Total from investment operations .....................          .19            .15            .43            .70               .40
                                                          --------------------------------------------------------------------------
Less distributions from net investment income ........         (.32)          (.33)          (.38)          (.40)             (.39)
                                                          --------------------------------------------------------------------------
Redemption fees ......................................           --(c)          --             --             --                --
                                                          --------------------------------------------------------------------------
Net asset value, end of year .........................    $    6.67      $    6.80      $    6.98      $    6.93         $    6.63
                                                          ==========================================================================

Total return(b) ......................................         2.92%          2.13%          6.37%         10.94%             6.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................    $ 568,276      $ 678,814      $ 559,966      $ 225,517         $  80,167

Ratios to average net assets:

 Expenses ............................................         1.23%          1.23%          1.22%          1.22%             1.25%

 Net investment income ...............................         3.56%          3.58%          4.95%          5.51%(d)          6.07%

Portfolio turnover rate ..............................        41.45%         66.96%         44.62%         19.18%             3.98%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share ..............................    $(.008)
      Net realized and unrealized gains (losses) per share .........      .008
      Ratio of net investment income to average net assets .........      (.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                         Annual Report | See notes to financial statements. | 95

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                        -------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS C                                                      2004           2003           2002           2001              2000
                                                        -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $    6.78      $    6.97      $    6.91      $    6.61         $    6.60
                                                        -------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...........................         .24            .25            .34            .37(d)            .39

 Net realized and unrealized gains (losses) .........        (.05)          (.11)           .10            .33(d)            .01
                                                        -------------------------------------------------------------------------
Total from investment operations ....................         .19            .14            .44            .70               .40
                                                        -------------------------------------------------------------------------
Less distributions from net investment income .......        (.32)          (.33)          (.38)          (.40)             (.39)
                                                        -------------------------------------------------------------------------
Redemption fees .....................................          --(c)          --             --             --                --
                                                        -------------------------------------------------------------------------
Net asset value, end of year ........................   $    6.65      $    6.78      $    6.97      $    6.91         $    6.61
                                                        =========================================================================

Total return(b) .....................................        2.91%          2.00%          6.53%         10.96%             6.36%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $ 597,451      $ 814,635      $ 803,049      $ 422,114         $ 264,413

Ratios to average net assets:

 Expenses ...........................................        1.23%          1.23%          1.21%          1.22%             1.25%

 Net investment income ..............................        3.56%          3.58%          4.96%          5.55%(d)          6.08%

Portfolio turnover rate .............................       41.45%         66.96%         44.62%         19.18%             3.98%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share ................................  $(.008)
      Net realized and unrealized gains (losses) per share ...........    .008
      Ratio of net investment income to average net assets ...........    (.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

96 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                                               ----------------------------------------------------
                                                                                               YEAR ENDED SEPTEMBER 30,
CLASS R                                                                              2004               2003            2002(d)
                                                                               ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................................       $     6.81         $     6.99         $     6.81
                                                                               ----------------------------------------------------

Income from investment operations:

 Net investment income(a) ..............................................              .25                .25                .25

 Net realized and unrealized gains (losses) ............................             (.05)              (.09)               .22
                                                                               ----------------------------------------------------
Total from investment operations .......................................              .20                .16                .47
                                                                               ----------------------------------------------------
Less distributions from net investment income ..........................             (.33)              (.34)              (.29)
                                                                               ----------------------------------------------------
Redemption fees ........................................................               --(c)              --                 --
                                                                               ----------------------------------------------------
Net asset value, end of year ...........................................       $     6.68         $     6.81         $     6.99
                                                                               ====================================================

Total return(b) ........................................................             3.08%              2.29%              7.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................................       $   59,431         $   54,042         $   14,042

Ratios to average net assets:

 Expenses ..............................................................             1.08%              1.08%              1.07%(e)

 Net investment income .................................................             3.71%              3.73%              5.10%(e)

Portfolio turnover rate ................................................            41.45%             66.96%             44.62%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 97

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                          --------------------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                  2004           2003           2002           2001              2000
                                                          --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................    $    6.83      $    7.01      $    6.94      $    6.64         $    6.63
                                                          --------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ............................          .28            .29            .38            .43(d)            .44

 Net realized and unrealized gains (losses) ..........         (.06)          (.10)           .11            .32(d)             --
                                                          --------------------------------------------------------------------------
Total from investment operations .....................          .22            .19            .49            .75               .44
                                                          --------------------------------------------------------------------------
Less distributions from net investment income ........         (.36)          (.37)          (.42)          (.45)             (.43)
                                                          --------------------------------------------------------------------------
Redemption fees ......................................           --(c)          --             --             --                --
                                                          --------------------------------------------------------------------------
Net asset value, end of year .........................    $    6.69      $    6.83      $    7.01      $    6.94         $    6.64
                                                          ==========================================================================

Total return(b) ......................................         3.42%          2.79%          7.33%         11.63%             7.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................    $ 340,279      $ 308,411      $ 198,437      $  19,960         $  46,775

Ratios to average net assets:

 Expenses ............................................          .58%           .58%           .57%           .57%              .60%

 Net investment income ...............................         4.21%          4.23%          5.60%          6.30%(d)          6.73%

Portfolio turnover rate ..............................        41.45%         66.96%         44.62%         19.18%             3.98%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share ...............................   $(.008)
      Net realized and unrealized gains (losses) per share ..........     .008
      Ratio of net investment income to average net assets ..........     (.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


98 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 97.5%
    GNMA I 30 Year, GP, 8.25%, 3/15/17 - 11/15/17 .................................     $      421,749        $      496,505
    GNMA I 30 Year, GP, 9.25%, 5/15/16 - 12/15/16 .................................            693,476               777,877
    GNMA I 30 Year, GP, 10.00%, 11/15/09 - 4/15/10 ................................            706,186               710,947
    GNMA I 30 Year, GP, 10.25%, 6/15/18 - 8/15/20 .................................             62,936                68,510
    GNMA I 30 Year, GP, 11.00%, 12/15/09 - 1/15/11 ................................          1,423,267             1,474,021
    GNMA I 30 Year, GP, 11.25%, 6/15/13 - 1/15/16 .................................            508,687               546,442
    GNMA I 30 Year, GP, 11.50%, 2/15/13 - 6/15/13 .................................            123,361               132,364
    GNMA I 30 Year, GP, 11.75%, 7/15/13 - 12/15/15 ................................             99,669               107,378
    GNMA I 30 Year, GP, 12.00%, 3/15/11 - 1/15/13 .................................             52,235                55,143
    GNMA I 30 Year, GP, 12.50%, 4/15/10 - 7/15/10 .................................            123,592               128,678
    GNMA I 30 Year, GP, 12.75%, 5/15/14 ...........................................              7,347                 7,770
    GNMA I 30 Year, PL, 6.75%, 1/15/34 ............................................         34,077,450            34,355,056
    GNMA I 30 Year, PL, 7.00%, 9/15/35 ............................................          8,375,050             8,748,956
    GNMA I 30 Year, SF, 5.00%, 2/15/33 - 6/15/34 ..................................        747,232,849           757,403,415
(a) GNMA I 30 Year, SF, 5.50%, 5/15/28 - 8/15/34 ..................................      1,883,804,349         1,874,894,690
(a) GNMA I 30 Year, SF, 6.00%, 10/15/23 - 10/15/34 ................................      1,032,950,594         1,062,883,788
    GNMA I 30 Year, SF, 6.50%, 5/15/23 - 12/15/34 .................................        801,093,565           836,712,746
    GNMA I 30 Year, SF, 6.75%, 3/15/26 - 4/15/26 ..................................            208,783               238,503
    GNMA I 30 Year, SF, 7.00%, 10/15/09 - 9/15/32 .................................        582,034,918           605,799,116
    GNMA I 30 Year, SF, 7.25%, 11/15/25 - 1/15/26 .................................          1,476,912             1,564,946
    GNMA I 30 Year, SF, 7.50%, 12/15/05 - 8/15/32 .................................        143,591,450           155,162,846
    GNMA I 30 Year, SF, 7.70%, 12/15/20 - 1/15/22 .................................          1,166,259             1,276,571
    GNMA I 30 Year, SF, 8.00%, 10/15/07 - 9/15/30 .................................        106,834,166           115,839,257
    GNMA I 30 Year, SF, 8.25%, 3/15/17 - 11/15/18 .................................             33,226                35,101
    GNMA I 30 Year, SF, 8.50%, 6/15/16 - 11/15/27 .................................         21,673,124            23,340,532
    GNMA I 30 Year, SF, 9.00%, 11/15/08 - 7/15/23 .................................         29,025,664            30,940,134
    GNMA I 30 Year, SF, 9.50%, 5/15/09 - 1/15/23 ..................................         18,050,088            19,039,195
    GNMA I 30 Year, SF, 10.00%, 4/15/12 - 3/15/25 .................................         20,629,534            22,510,653
    GNMA I 30 Year, SF, 10.50%, 12/15/09 - 10/15/21 ...............................         16,295,301            17,645,636
    GNMA I 30 Year, SF, 11.00%, 11/15/09 - 5/15/21 ................................         16,241,556            17,198,846
    GNMA I 30 Year, SF, 11.50%, 2/15/13 - 12/15/17 ................................          3,606,787             3,939,008
    GNMA I 30 Year, SF, 12.00%, 5/15/11 - 7/15/18 .................................         17,418,087            18,938,409
    GNMA I 30 Year, SF, 12.50%, 4/15/10 - 8/15/18 .................................         16,169,404            17,498,400
    GNMA I 30 Year, SF, 13.00%, 7/15/10 - 1/15/16 .................................         18,134,792            19,733,003
    GNMA II 30 Year, GP, 8.75%, 3/20/17 - 7/20/17 .................................            108,818               119,960
    GNMA II 30 Year, GP, 11.50%, 8/20/13 ..........................................             21,020                22,497
    GNMA II 30 Year, SF, 5.00%, 7/20/33 - 12/20/33 ................................        746,735,863           754,016,135
(a) GNMA II 30 Year, SF, 5.50%, 1/20/34 - 10/01/34 ................................        391,085,094           393,696,887
    GNMA II 30 Year, SF, 6.00%, 10/20/23 - 9/20/34 ................................        445,019,207           449,922,143
    GNMA II 30 Year, SF, 6.50%, 6/20/24 - 9/20/34 .................................        298,240,674           303,896,891
    GNMA II 30 Year, SF, 7.00%, 2/20/28 - 7/20/33 .................................        187,937,088           189,939,312
    GNMA II 30 Year, SF, 7.50%, 10/20/22 - 4/20/32 ................................         20,248,780            21,037,658
    GNMA II 30 Year, SF, 8.00%, 8/20/16 - 6/20/30 .................................          9,239,888             9,963,320
    GNMA II 30 Year, SF, 8.50%, 4/20/16 - 6/20/25 .................................          4,162,279             4,556,191
    GNMA II 30 Year, SF, 9.00%, 7/20/16 - 11/20/21 ................................          1,349,535             1,447,150
    GNMA II 30 Year, SF, 9.50%, 8/20/17 - 4/20/25 .................................          1,041,878             1,103,658
    GNMA II 30 Year, SF, 10.00%, 1/20/20 - 12/20/20 ...............................          1,667,042             1,797,247
    GNMA II 30 Year, SF, 10.50%, 9/20/13 - 3/20/21 ................................          4,502,008             4,902,433


                                                              Annual Report | 99

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
    GNMA II 30 Year, SF, 11.00%, 8/20/13 - 1/20/21                                      $        808,244    $      875,534
    GNMA II 30 Year, SF, 11.50%, 9/20/13 - 2/20/18                                               354,380           382,897
    GNMA II 30 Year, SF, 12.00%, 9/20/13 - 2/20/16                                               710,572           774,989
    GNMA II 30 Year, SF, 12.50%, 10/20/13 - 11/20/15                                             623,124           692,638
    GNMA II 30 Year, SF, 13.00%, 10/20/13 - 9/20/15                                              559,705           623,967
                                                                                                            --------------
    TOTAL LONG TERM INVESTMENTS (COST $7,638,761,614)                                                        7,789,975,949
                                                                                                            --------------
                                                                                        ----------------
                                                                                             SHARES
                                                                                        ----------------
    SHORT TERM INVESTMENT (COST $176,644,842) 2.2%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio                            176,644,842       176,644,842
                                                                                                            --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $7,815,406,456) 99.7%                                7,966,620,791
                                                                                                            --------------
                                                                                        ----------------
                                                                                        PRINCIPAL AMOUNT
                                                                                        ----------------
    REPURCHASE AGREEMENT (COST $100,075,000) 1.3%
(c) Barclays Capital Inc., 1.625%, 10/01/04 (Maturity Value $100,079,517)               $    100,075,000       100,075,000
                                                                                                            --------------
    Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
    TOTAL INVESTMENTS (COST $7,915,481,456) 101.0%                                                           8,066,695,791
    OTHER ASSETS, LESS LIABILITIES (1.0)%                                                                      (80,878,671)
                                                                                                            --------------
    NET ASSETS 100.0%                                                                                       $7,985,817,120
                                                                                                            ==============

See glossary of terms on page 108.

(a)   See Note 1(d) regarding securities purchased on a to-be-announced basis.

(b) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

(c)   See Note 1(c) regarding repurchase agreements.


100 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN UTILITIES FUND

                                                      ---------------------------------------------------------------------------
                                                                                  YEAR ENDED SEPTEMBER 30,
CLASS A                                                     2004            2003            2002            2001            2000
                                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............     $     8.80      $     7.96      $    10.02      $    10.89      $     9.58
                                                      ---------------------------------------------------------------------------

Income from investment operations:

  Net investment income(a) ......................            .43             .42             .46             .46             .43

  Net realized and unrealized gains (losses) ....           1.33             .85           (1.60)           (.86)           1.69
                                                      ---------------------------------------------------------------------------
Total from investment operations ................           1.76            1.27           (1.14)           (.40)           2.12
                                                      ---------------------------------------------------------------------------

Less distributions from:

  Net investment income .........................           (.40)           (.43)           (.45)           (.45)           (.45)

  Net realized gains ............................             --              --            (.47)           (.02)           (.36)
                                                      ---------------------------------------------------------------------------
Total distributions .............................           (.40)           (.43)           (.92)           (.47)           (.81)
                                                      ---------------------------------------------------------------------------
Redemption fees .................................             --(c)           --              --              --              --
                                                      ---------------------------------------------------------------------------
Net asset value, end of year ....................     $    10.16      $     8.80      $     7.96      $    10.02      $    10.89
                                                      ===========================================================================
Total return(b) .................................          20.40%          16.38%         (12.49)%         (4.03)%         24.27%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................     $1,450,832      $1,259,886      $1,090,216      $1,349,027      $1,574,897

Ratios to average net assets:
  Expenses ......................................            .80%            .83%            .80%            .79%            .83%

  Net investment income .........................           4.49%           5.00%           4.87%           4.26%           4.74%

Portfolio turnover rate .........................          16.13%          25.81%          30.60%          34.03%          19.86%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                        Annual Report | See notes to financial statements. | 101

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                          ------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
CLASS B                                                       2004           2003          2002           2001         2000
                                                          ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................      $   8.80        $  7.97       $ 10.02       $  10.90       $ 9.59
                                                          ------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..........................           .38            .37           .41            .41          .38

 Net realized and unrealized gains (losses) ........          1.33            .85         (1.58)          (.87)        1.70
                                                          ------------------------------------------------------------------
Total from investment operations ...................          1.71           1.22         (1.17)          (.46)        2.08
                                                          ------------------------------------------------------------------
Less distributions from:

 Net investment income .............................          (.36)          (.39)         (.41)          (.40)        (.41)

 Net realized gains ................................            --             --          (.47)          (.02)        (.36)
                                                          ------------------------------------------------------------------
Total distributions ................................          (.36)          (.39)         (.88)          (.42)        (.77)
                                                          ------------------------------------------------------------------
Redemption fees ....................................            --(c)          --            --             --           --
                                                          ------------------------------------------------------------------
Net asset value, end of year .......................      $  10.15        $  8.80       $  7.97       $  10.02       $10.90
                                                          ==================================================================

Total return(b) ....................................         19.71%         15.88%       (12.88)%        (4.58)%      23.79%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................      $127,105        $95,321       $32,802       $ 15,212       $8,819

Ratios to average net assets:

 Expenses ..........................................          1.30%          1.34%         1.31%          1.30%        1.34%

 Net investment income .............................          3.99%          4.49%         4.44%          3.74%        4.11%

Portfolio turnover rate ............................         16.13%         25.81%        30.60%         34.03%       19.86%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


102 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                             ----------------------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
CLASS C                                                           2004           2003           2002           2001           2000
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $    8.78      $    7.95      $   10.01      $   10.88      $    9.57
                                                             ----------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...............................          .38            .36            .41            .41            .38

 Net realized and unrealized gains (losses) .............         1.33            .86          (1.59)          (.87)          1.69
                                                             ----------------------------------------------------------------------
Total from investment operations ........................         1.71           1.22          (1.18)          (.46)          2.07
                                                             ----------------------------------------------------------------------

Less distributions from:

 Net investment income ..................................         (.36)          (.39)          (.41)          (.39)          (.40)

 Net realized gains .....................................           --             --           (.47)          (.02)          (.36)
                                                             ----------------------------------------------------------------------
Total distributions .....................................         (.36)          (.39)          (.88)          (.41)          (.76)
                                                             ----------------------------------------------------------------------
Redemption fees .........................................           --(c)          --             --             --             --
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $   10.13      $    8.78      $    7.95      $   10.01      $   10.88
                                                             =======================================================================

Total return(b) .........................................        19.76%         15.77%        (12.90)%        (4.50)%        23.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $ 283,747      $ 222,030      $  67,428      $  44,985      $  37,837

Ratios to average net assets:

 Expenses ...............................................         1.30%          1.34%          1.29%          1.30%          1.34%

 Net investment income ..................................         3.99%          4.49%          4.43%          3.76%          4.22%

Portfolio turnover rate .................................        16.13%         25.81%         30.60%         34.03%         19.86%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                        Annual Report | See notes to financial statements. | 103

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                                                  -------------------------------------------------
                                                                                                YEAR ENDED SEPTEMBER 30,
CLASS R                                                                                2004              2003           2002(d)
                                                                                  -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................................       $    8.79         $    7.96         $    9.81
                                                                                  -------------------------------------------------

Income from investment operations:

 Net investment income(a) ................................................             .39               .37               .32

 Net realized and unrealized gains (losses) ..............................            1.34               .86             (1.85)
                                                                                  -------------------------------------------------
Total from investment operations .........................................            1.73              1.23             (1.53)
                                                                                  -------------------------------------------------
Less distributions from net investment income ............................            (.37)             (.40)             (.32)
                                                                                  -------------------------------------------------
Redemption fees ..........................................................              --(c)              --                --
                                                                                  -------------------------------------------------
Net asset value, end of year .............................................       $   10.15         $    8.79         $    7.96
                                                                                  =================================================

Total return(b) ..........................................................           20.02%            15.96%           (16.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................       $   1,590         $   1,142         $     142

Ratios to average net assets:

 Expenses ................................................................            1.15%             1.19%             1.16%(e)

 Net investment income ...................................................            4.14%             4.64%             4.82%(e)

Portfolio turnover rate ..................................................           16.13%            25.81%            30.60%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


104 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                             ----------------------------------------------------------------------
                                                                                     YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                     2004           2003           2002           2001           2000
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $    8.84      $    7.99      $   10.05      $   10.92      $    9.61
                                                             ----------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...............................          .44            .42            .47            .48            .44

 Net realized and unrealized gains (losses) .............         1.34            .87          (1.60)          (.87)          1.69
                                                             ----------------------------------------------------------------------
Total from investment operations ........................         1.78           1.29          (1.13)          (.39)          2.13
                                                             ----------------------------------------------------------------------

Less distributions from:

 Net investment income ..................................         (.42)          (.44)          (.46)          (.46)          (.46)

 Net realized gains .....................................           --             --           (.47)          (.02)          (.36)
                                                             ----------------------------------------------------------------------
Total distributions .....................................         (.42)          (.44)          (.93)          (.48)          (.82)
                                                             ----------------------------------------------------------------------
Redemption fees .........................................           --(c)          --             --             --             --
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $   10.20      $    8.84      $    7.99      $   10.05      $   10.92
                                                             ======================================================================

Total return(b) .........................................        20.48%         16.61%        (12.32)%        (3.89)%        24.50%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $  51,586      $  47,167      $  15,664      $   8,829      $   9,234

Ratios to average net assets:

 Expenses ...............................................          .65%           .69%           .66%           .65%           .69%

 Net investment income ..................................         4.64%          5.14%          5.07%          4.39%          4.87%

Portfolio turnover rate .................................        16.13%         25.81%         30.60%         34.03%         19.86%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.


                        Annual Report | See notes to financial statements. | 105

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                                    SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 84.2%
(a) Adesa Inc. .....................................................................        1,250,000       $   20,537,500
    AGL Resources Inc. .............................................................          500,000           15,385,000
    Allete Inc. ....................................................................          416,666           13,541,645
    Alliant Energy Corp. ...........................................................          750,000           18,660,000
    Ameren Corp. ...................................................................          700,000           32,305,000
    American Electric Power Co. Inc. ...............................................        1,700,000           54,332,000
    Atmos Energy Corp. .............................................................          700,000           17,633,000
    CenterPoint Energy Inc. ........................................................          316,300            3,276,868
    Central Vermont Public Service Corp. ...........................................          182,800            3,676,108
    Cinergy Corp. ..................................................................        1,500,000           59,400,000
    Dominion Resources Inc. ........................................................          900,000           58,725,000
    DTE Energy Co. .................................................................          400,000           16,876,000
    Edison International ...........................................................        1,500,000           39,765,000
    Energy East Corp. ..............................................................        1,100,000           27,698,000
    Entergy Corp. ..................................................................        1,500,000           90,915,000
    Equitable Resources Inc. .......................................................          100,000            5,431,000
    Exelon Corp. ...................................................................        2,000,000           73,380,000
    FirstEnergy Corp. ..............................................................        1,700,000           69,836,000
    FPL Group Inc. .................................................................        1,250,000           85,400,000
    Hawaiian Electric Industries Inc. ..............................................          400,000           10,616,000
    KeySpan Corp. ..................................................................        1,000,000           39,200,000
    Kinder Morgan Inc. .............................................................          315,000           19,788,300
    National Grid Transco PLC (United Kingdom) .....................................        5,000,000           42,424,709
    Nicor Inc. .....................................................................          550,000           20,185,000
    NiSource Inc. ..................................................................        3,000,000           63,030,000
    ONEOK Inc. .....................................................................          500,000           13,010,000
    Pepco Holdings Inc. ............................................................        1,900,000           37,810,000
(a) PG&E Corp. .....................................................................        1,000,000           30,400,000
    Pinnacle West Capital Corp. ....................................................          600,000           24,900,000
    PPL Corp. ......................................................................        1,400,000           66,052,000
    Progress Energy Inc. ...........................................................        1,500,000           63,510,000
    Public Service Enterprise Group Inc. ...........................................          550,000           23,430,000
    Puget Energy Inc. ..............................................................        1,725,000           39,157,500
    SBC Communications Inc. ........................................................        1,300,000           33,735,000
    Scottish & Southern Energy PLC (United Kingdom) ................................        1,500,000           21,173,848
    Scottish Power PLC (United Kingdom) ............................................        6,000,000           45,935,563
    Sempra Energy ..................................................................          850,000           30,761,500
(a) Sierra Pacific Resources Co. ...................................................        1,730,109           15,484,476
    Southern Co. ...................................................................        2,100,000           62,958,000
    TECO Energy Inc. ...............................................................          200,000            2,706,000
    TXU Corp. ......................................................................        1,150,000           55,108,000
    United Utilities PLC (United Kingdom) ..........................................        5,000,000           50,329,794
    United Utilities PLC, A (United Kingdom) .......................................        2,500,000           16,636,919
    Vectren Corp. ..................................................................          900,000           22,662,000
    Verizon Communications Inc. ....................................................          500,000           19,690,000
    Westar Energy Inc. .............................................................          700,000           14,140,000
    Xcel Energy Inc. ...............................................................        1,200,000           20,784,000
                                                                                                            --------------
    TOTAL COMMON STOCKS (COST $1,236,948,615) ......................................                         1,612,391,730
                                                                                                            --------------


106 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                              SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS 7.8%
    Ameren Corp., 9.75%, cvt. pfd .............................................           800,600     $   22,216,650
    American Electric Power Co. Inc., 9.25%, cvt. pfd .........................           450,000         20,497,500
    Aquila Inc., 6.75%, cvt. pfd ..............................................           468,800         14,345,280
    CMS Energy Trust I, 7.75%, cvt. pfd .......................................           260,000         11,505,000
    Dominion Resources Inc., 9.50%, cvt. pfd ..................................           627,000         34,202,850
    Duke Energy Corp., 8.00%, cvt. pfd ........................................         1,500,000         21,810,000
    Sierra Pacific Resources Co., 9.00%, cvt. pfd., PIES ......................            91,100          3,669,508
    TXU Corp., 8.75%, cvt. pfd ................................................           400,000         20,840,000
                                                                                                      --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $150,080,907) ....................                          149,086,788
                                                                                                      --------------

                                                                                   ----------------
                                                                                   PRINCIPAL AMOUNT
                                                                                   ----------------
    BONDS 5.8%
    CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 ...........................    $   25,000,000         31,815,600
    CMS Energy Corp., senior note, 9.875%, 10/15/07 ...........................         8,500,000          9,488,125
    Firstenergy Corp., senior note, 7.375%, 11/15/31 ..........................        25,000,000         28,164,925
    Northeast Generation Co., senior note, 8.812%, 10/15/26 ...................         7,500,000          8,125,050
    Pacific Gas & Electric Co., 6.05%, 3/01/34 ................................         5,000,000          5,106,610
    PPL Capital Funding, 8.375%, 6/15/07 ......................................        15,000,000         16,678,965
    Utilicorp United Inc., senior note, 8.27%, 11/15/21 .......................         6,100,000          5,917,000
    Utilicorp United Inc., senior note, FRN, 9.95%, 2/01/11 ...................         6,000,000          6,630,000
                                                                                                      --------------
    TOTAL BONDS (COST $96,998,662) ............................................                          111,926,275
                                                                                                      --------------

    CONVERTIBLE BOND (COST $9,000,000) 1.0%
    Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 ..................         9,000,000         19,676,250
                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,493,028,184) .........................                        1,893,081,043
                                                                                                      --------------

                                                                                   ----------------
                                                                                         SHARES
                                                                                   ----------------
    SHORT TERM INVESTMENT (COST $16,978,647) .9%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio .............        16,978,647         16,978,647
                                                                                                      --------------
    TOTAL INVESTMENTS (COST $1,510,006,831) 99.7% .............................                        1,910,059,690
    OTHER ASSETS, LESS LIABILITIES .3% ........................................                            4,800,578
                                                                                                      --------------
    NET ASSETS 100.0% .........................................................                       $1,914,860,268
                                                                                                      ==============

See glossary of terms on page 108.

(a)   Non-income producing.

(b) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                                                             Annual Report | 107

FRANKLIN CUSTODIAN FUNDS, INC.

GLOSSARY OF TERMS

FRN   - Floating Rate Notes
GO    - General Obligation
GP    - Graduated Payment
PIES  - Premium Income Equity Securities
PIK   - Payment In Kind
PL    - Project Loan
SF    - Single Family


108 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2004

                                                                       -------------------------------------------------------------
                                                                          FRANKLIN               FRANKLIN               FRANKLIN
                                                                        DYNATECH FUND           GROWTH FUND            INCOME FUND
                                                                       -------------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..................................       $   523,187,254        $ 1,007,732,240        $20,764,880,046
  Cost - Non-controlled affiliated issuers (Note 10) ...........                    --                     --             46,426,900
  Cost - Sweep Money Fund (Note 7) .............................            32,637,675              4,562,321            176,644,842
                                                                       =============================================================
  Value - Unaffiliated issuers(a) ..............................           702,103,143          2,076,111,596         22,473,713,460
  Value - Non-controlled affiliated issuers (Note 10) ..........                    --                     --             63,945,700
  Value - Sweep Money Fund (Note 7) ............................            32,637,675              4,562,321            176,644,842
 Repurchase agreements, at value and cost ......................             6,326,330                     --          3,479,939,537
 Receivables:
  Investment securities sold ...................................                    --                     --                665,702
  Capital shares sold ..........................................             1,434,829              1,120,097            169,378,849
  Dividends and interest .......................................               261,285              1,802,296            215,626,493
                                                                       -------------------------------------------------------------
      Total assets .............................................           742,763,262          2,083,596,310         26,579,914,583
                                                                       -------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..............................                    --                     --            139,747,307
  Capital shares redeemed ......................................               932,467              3,076,296             29,457,471
  Affiliates ...................................................               780,186              2,285,881             24,088,215
  Unaffiliated transfer agent fees .............................               108,239                787,347              1,692,932
 Payable upon return of securities loaned ......................             6,326,330                     --             51,792,738
 Other liabilities .............................................                30,436                 67,120                390,537
                                                                       -------------------------------------------------------------
      Total liabilities ........................................             8,177,658              6,216,644            247,169,200
                                                                       -------------------------------------------------------------
       Net assets, at value ....................................       $   734,585,604        $ 2,077,379,666        $26,332,745,383
                                                                       =============================================================
Net assets consist of:
 Undistributed net investment income (loss) ....................       $            --        $       782,484        $    52,657,223
 Net unrealized appreciation (depreciation) ....................           178,915,889          1,068,379,356          1,726,352,214
 Accumulated net realized gain (loss) ..........................           (92,458,730)          (245,748,485)            73,927,560
 Capital shares ................................................           648,128,445          1,253,966,311         24,479,808,386
                                                                       -------------------------------------------------------------
       Net assets, at value ....................................       $   734,585,604        $ 2,077,379,666        $26,332,745,383
                                                                       =============================================================

                        Annual Report | See notes to financial statements. | 109

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2004

                                                                               -----------------------------------------------------
                                                                                  FRANKLIN            FRANKLIN           FRANKLIN
                                                                                DYNATECH FUND       GROWTH FUND        INCOME FUND
                                                                               -----------------------------------------------------
CLASS A:
 Net assets, at value ....................................................     $   640,119,541    $ 1,531,871,107    $14,743,190,117
                                                                               -----------------------------------------------------
 Shares outstanding ......................................................          29,082,358         50,087,260      6,097,530,243
                                                                               -----------------------------------------------------
 Net asset value per share(b) ............................................     $         22.01    $         30.58    $          2.42
                                                                               -----------------------------------------------------
 Maximum offering price per share (net asset value per share / 94.25%,
   94.25%, and 95.75%, respectively) .....................................     $         23.35    $         32.45    $          2.53
                                                                               -----------------------------------------------------
CLASS B:
 Net assets, at value ....................................................     $    18,823,957    $   121,985,567    $ 3,486,879,883
                                                                               -----------------------------------------------------
 Shares outstanding ......................................................             878,199          4,097,726      1,446,653,787
                                                                               -----------------------------------------------------
 Net asset value and maximum offering price per share(b) .................     $         21.43    $         29.77    $          2.41
                                                                               -----------------------------------------------------
CLASS B1:
 Net assets, at value ....................................................                  --                 --    $   511,470,684
                                                                               -----------------------------------------------------
 Shares outstanding ......................................................                  --                 --        211,486,078
                                                                               -----------------------------------------------------
 Net asset value and maximum offering price per share(b) .................                  --                 --    $          2.42
                                                                               -----------------------------------------------------
CLASS C:
 Net assets, at value ....................................................     $    75,642,106    $   270,130,621    $ 6,616,890,753
                                                                               -----------------------------------------------------
 Shares outstanding ......................................................           3,566,315          9,153,374      2,722,573,332
                                                                               -----------------------------------------------------
 Net asset value and maximum offering price per share(b) .................     $         21.21    $         29.51    $          2.43
                                                                               -----------------------------------------------------
CLASS R:
 Net assets, at value ....................................................                  --    $    20,059,995    $    73,165,416
                                                                               -----------------------------------------------------
 Shares outstanding ......................................................                  --            660,035         30,504,756
                                                                               -----------------------------------------------------
 Net asset value and maximum offering price per share(b) .................                  --    $         30.39    $          2.40
                                                                               -----------------------------------------------------
ADVISOR CLASS:
 Net assets, at value ....................................................                  --    $   133,332,376    $   901,148,530
                                                                               -----------------------------------------------------
 Shares outstanding ......................................................                  --          4,352,430        374,240,749
                                                                               -----------------------------------------------------
 Net asset value and maximum offering price per share(b) .................                  --    $         30.63    $          2.41
                                                                               -----------------------------------------------------

(a) The Franklin DynaTech Fund and the Franklin Income Fund include $6,054,265 and $49,867,735, respectively of securities loaned. See Note 1(f).

(b) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


110 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2004

                                                                                      ------------------------------------------
                                                                                         FRANKLIN
                                                                                      U.S. GOVERNMENT              FRANKLIN
                                                                                      SECURITIES FUND           UTILITIES FUND
                                                                                      ------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..........................................              $ 7,638,761,614           $ 1,493,028,184
  Cost - Sweep Money Fund (Note 7) .....................................                  176,644,842                16,978,647
                                                                                      ==========================================
  Value - Unaffiliated issuers .........................................                7,789,975,949             1,893,081,043
  Value - Sweep Money Fund (Note 7) ....................................                  176,644,842                16,978,647
 Repurchase agreements, at value and cost ..............................                  100,075,000                        --
 Cash ..................................................................                        3,135                        --
 Receivables:
  Investment securities sold ...........................................                    3,379,885                   167,370
  Capital shares sold ..................................................                    4,089,276                 4,696,623
                                                                                      ------------------------------------------
  Dividends and interest ...............................................                   35,997,880                 4,515,798
                                                                                      ------------------------------------------
      Total assets .....................................................                8,110,165,967             1,919,439,481
                                                                                      ------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ......................................                   99,521,641                        --
  Capital shares redeemed ..............................................                   18,021,319                 2,739,113
  Affiliates ...........................................................                    5,858,590                 1,504,904
  Unaffiliated transfer agent fees .....................................                      699,400                   262,667
 Other liabilities .....................................................                      247,897                    72,529
                                                                                      ------------------------------------------
      Total liabilities ................................................                  124,348,847                 4,579,213
                                                                                      ------------------------------------------
       Net assets, at value ............................................              $ 7,985,817,120           $ 1,914,860,268
                                                                                      ==========================================

Net assets consist of:
 Undistributed net investment income ...................................              $       113,851           $     5,174,244
 Net unrealized appreciation (depreciation) ............................                  151,214,335               400,052,859
 Accumulated net realized gain (loss) ..................................                 (412,223,658)              (79,699,280)
 Capital shares ........................................................                8,246,712,592             1,589,332,445
                                                                                      ------------------------------------------
       Net assets, at value ............................................              $ 7,985,817,120           $ 1,914,860,268
                                                                                      ==========================================


                        Annual Report | See notes to financial statements. | 111

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2004

                                                                                           -------------------------------------
                                                                                              FRANKLIN
                                                                                           U.S. GOVERNMENT           FRANKLIN
                                                                                           SECURITIES FUND        UTILITIES FUND
                                                                                           -------------------------------------
CLASS A:
 Net assets, at value ...........................................................          $6,420,380,951         $1,450,832,286
                                                                                           -------------------------------------
 Shares outstanding .............................................................             960,952,823            142,774,689
                                                                                           -------------------------------------
 Net asset value per share(a) ...................................................          $         6.68         $        10.16
                                                                                           -------------------------------------
 Maximum offering price per share (net asset value per share / 95.75%) ..........          $         6.98         $        10.61
                                                                                           -------------------------------------
CLASS B:
 Net assets, at value ...........................................................          $  568,275,627         $  127,104,834
                                                                                           -------------------------------------
 Shares outstanding .............................................................              85,170,711             12,518,103
                                                                                           -------------------------------------
 Net asset value and maximum offering price per share(a) ........................          $         6.67         $        10.15
                                                                                           -------------------------------------
CLASS C:
 Net assets, at value ...........................................................          $  597,450,872         $  283,746,868
                                                                                           -------------------------------------
 Shares outstanding .............................................................              89,804,096             27,997,355
                                                                                           -------------------------------------
 Net asset value and maximum offering price per share(a) ........................          $         6.65         $        10.13
                                                                                           -------------------------------------
CLASS R:
 Net assets, at value ...........................................................          $   59,431,086         $    1,589,680
                                                                                           -------------------------------------
 Shares outstanding .............................................................               8,900,912                156,605
                                                                                           -------------------------------------
 Net asset value and maximum offering price per share(a) ........................          $         6.68         $        10.15
                                                                                           -------------------------------------
ADVISOR CLASS:
 Net assets, at value ...........................................................          $  340,278,584         $   51,586,600
                                                                                           -------------------------------------
 Shares outstanding .............................................................              50,828,541              5,057,333
                                                                                           -------------------------------------
 Net asset value and maximum offering price per share(a) ........................          $         6.69         $        10.20
                                                                                           -------------------------------------

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


112 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF OPERATIONS
for the year ended September 30, 2004

                                                                             -------------------------------------------------------
                                                                                 FRANKLIN            FRANKLIN          FRANKLIN
                                                                               DYNATECH FUND        GROWTH FUND       INCOME FUND
                                                                             -------------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .................................................     $     3,744,033     $    24,332,725    $   468,211,202
  Non-controlled affiliated issuers (Note 10) ..........................                  --                  --          8,067,578
  Sweep Money Fund (Note 7) ............................................             256,198             162,090          1,331,781
 Interest
  Unaffiliated issuers .................................................             103,252                  --        762,340,834
  Non-controlled affiliated issuers (Note 10) ..........................                  --                  --          4,158,707
                                                                             -------------------------------------------------------
      Total investment income ..........................................           4,103,483          24,494,815      1,244,110,102
                                                                             -------------------------------------------------------
Expenses:
 Management fees (Note 3) ..............................................           3,433,798           9,564,865         92,670,752
 Distribution fees: (Note 3)
  Class A ..............................................................           1,581,932           3,905,255         18,446,943
  Class B ..............................................................             156,387           1,202,775         28,672,698
  Class B1 .............................................................                  --                  --          3,331,449
  Class C ..............................................................             761,636           2,818,925         34,605,828
  Class R ..............................................................                  --              93,695            283,896
 Transfer agent fees (Note 3) ..........................................           1,584,788           5,123,536         17,525,027
 Custodian fees (Note 4) ...............................................              14,271              41,917            480,023
 Reports to shareholders ...............................................              74,851             260,868            801,673
 Registration and filing fees ..........................................              61,848              82,800          1,437,573
 Professional fees .....................................................              25,666              57,018            292,004
 Directors' fees and expenses ..........................................               3,649              12,384            101,475
 Other .................................................................              39,589             107,412          1,035,035
                                                                             -------------------------------------------------------
      Total expenses ...................................................           7,738,415          23,271,450        199,684,376
      Expense reductions (Note 4) ......................................                 (48)                (26)           (15,962)
                                                                             -------------------------------------------------------
       Net expenses ....................................................           7,738,367          23,271,424        199,668,414
                                                                             -------------------------------------------------------
        Net investment income (loss) ...................................          (3,634,884)          1,223,391      1,044,441,688
                                                                             -------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments:
   Unaffiliated issuers ................................................         (14,029,984)          6,260,859        444,443,460
   Non-controlled affiliated issuers (Note 10) .........................                  --                  --          6,764,457
  Foreign currency transactions ........................................                 905               1,560            (48,622)
                                                                             -------------------------------------------------------
       Net realized gain (loss) ........................................         (14,029,079)          6,262,419        451,159,295
 Net change in unrealized appreciation (depreciation) on:
  Investments ..........................................................          73,445,772         247,296,583      1,332,504,560
  Translation of assets and liabilities denominated in foreign
    currencies .........................................................                  --                  --            (60,701)
                                                                             -------------------------------------------------------
       Net change in unrealized appreciation (depreciation) ............          73,445,772         247,296,583      1,332,443,859
                                                                             -------------------------------------------------------
Net realized and unrealized gain (loss) ................................          59,416,693         253,559,002      1,783,603,154
                                                                             -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations ........     $    55,781,809     $   254,782,393    $ 2,828,044,842
                                                                             =======================================================


                        Annual Report | See notes to financial statements. | 113

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended September 30, 2004

                                                                                             ---------------------------------------
                                                                                                FRANKLIN
                                                                                             U.S. GOVERNMENT             FRANKLIN
                                                                                             SECURITIES FUND          UTILITIES FUND
                                                                                             ---------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .............................................................         $            --           $  84,044,044
  Sweep Money Fund (Note 7) ........................................................               1,253,207                  77,557
 Interest ..........................................................................             405,476,023               9,785,508
                                                                                             ---------------------------------------
      Total investment income ......................................................             406,729,230              93,907,109
                                                                                             ---------------------------------------
Expenses:
 Management fees (Note 3) ..........................................................              37,759,123               8,294,605
 Distribution fees: (Note 3)
  Class A ..........................................................................               8,428,112               1,971,182
  Class B ..........................................................................               4,012,319                 730,490
  Class C ..........................................................................               4,504,727               1,688,928
  Class R ..........................................................................                 281,069                   6,456
 Transfer agent fees (Note 3) ......................................................              10,273,782               2,749,277
 Custodian fees (Note 4) ...........................................................                 180,791                  75,623
 Reports to shareholders ...........................................................                 487,298                 145,271
 Registration and filing fees ......................................................                 164,372                 114,479
 Professional fees .................................................................                 151,348                  49,612
 Directors' fees and expenses ......................................................                  43,702                   8,828
 Other .............................................................................                 589,907                  79,373
                                                                                             ---------------------------------------
      Total expenses ...............................................................              66,876,550              15,914,124
      Expense reductions (Note 4) ..................................................                  (8,131)                     --
                                                                                             ---------------------------------------
       Net expenses ................................................................              66,868,419              15,914,124
                                                                                             ---------------------------------------
        Net investment income ......................................................             339,860,811              77,992,985
                                                                                             ---------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................................               2,260,202              17,721,559
  Foreign currency transactions ....................................................                      --                  36,934
                                                                                             ---------------------------------------
       Net realized gain (loss) ....................................................               2,260,202              17,758,493
 Net change in unrealized appreciation (depreciation) on investments ...............             (71,149,291)            229,110,659
                                                                                             ---------------------------------------
Net realized and unrealized gain (loss) ............................................             (68,889,089)            246,869,152
                                                                                             ---------------------------------------
Net increase (decrease) in net assets resulting from operations ....................         $   270,971,722           $ 324,862,137
                                                                                             =======================================


114 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended September 30, 2004 and 2003

                                                        ----------------------------------------------------------------------------
                                                                      FRANKLIN                              FRANKLIN
                                                                    DYNATECH FUND                          GROWTH FUND
                                                        ----------------------------------------------------------------------------
                                                              2004                2003                2004                2003
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .....................    $    (3,634,884)    $    (2,654,387)    $     1,223,391     $     2,903,913
  Net realized gain (loss) from investments and
   foreign currency transactions ...................        (14,029,079)        (16,748,652)          6,262,419         (76,197,267)
  Net change in unrealized appreciation
   (depreciation) on investments ...................         73,445,772         163,452,859         247,296,583         408,465,676
                                                        ----------------------------------------------------------------------------
      Net increase (decrease) in net assets
 resulting from operations .........................         55,781,809         144,049,820         254,782,393         335,172,322
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................                 --                  --          (1,532,029)         (2,180,220)
   Class R .........................................                 --                  --                  --              (9,229)
   Advisor Class ...................................                 --                  --            (173,053)           (137,491)
                                                        ----------------------------------------------------------------------------
 Total distributions to shareholders ...............                 --                  --          (1,705,082)         (2,326,940)
 Capital share transactions: (Note 2)
   Class A .........................................         31,657,014          18,073,256         (98,948,884)        (78,190,367)
   Class B .........................................          7,768,447           3,561,921           4,780,418          11,719,589
   Class C .........................................          3,332,636             176,270         (22,857,255)        (19,434,571)
   Class R .........................................                 --                  --           3,224,209          10,272,806
   Advisor Class ...................................                 --                  --          85,716,783           7,755,631
                                                        ----------------------------------------------------------------------------
 Total capital share transactions ..................         42,758,097          21,811,447         (28,084,729)        (67,876,912)
 Redemption fees ...................................                691                  --               6,295                  --
                                                        ----------------------------------------------------------------------------
      Net increase (decrease) in net assets ........         98,540,597         165,861,267         224,998,877         264,968,470
Net assets:
 Beginning of year .................................        636,045,007         470,183,740       1,852,380,789       1,587,412,319
                                                        ----------------------------------------------------------------------------
 End of year .......................................    $   734,585,604     $   636,045,007     $ 2,077,379,666     $ 1,852,380,789
                                                        ============================================================================
Undistributed net investment income (loss) included
 in net assets:
  End of year ......................................    $            --     $            --     $       782,484     $     1,248,169
                                                        ============================================================================


                        Annual Report | See notes to financial statements. | 115

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended September 30, 2004 and 2003

                                                    --------------------------------------------------------------------------------
                                                                                                            FRANKLIN
                                                             FRANKLIN INCOME FUND               U.S. GOVERNMENT SECURITIES FUND
                                                    --------------------------------------------------------------------------------
                                                           2004                2003                 2004                 2003
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................    $  1,044,441,688     $    735,666,186     $    339,860,811     $    385,176,849
  Net realized gain (loss) from investments
   and foreign currency transactions ...........         451,159,295          202,185,840            2,260,202            6,367,829
  Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities
   denominated in foreign currencies ...........       1,332,443,859        1,869,977,309          (71,149,291)        (153,242,028)
                                                    --------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............       2,828,044,842        2,807,829,335          270,971,722          238,302,650
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................        (798,349,922)        (550,726,670)        (364,404,705)        (401,413,321)
   Class B .....................................        (162,621,962)         (73,650,217)         (29,981,316)         (31,260,885)
   Class B1 ....................................         (31,263,684)         (32,370,788)                  --                   --
   Class C .....................................        (316,248,066)        (160,832,793)         (33,894,559)         (41,821,072)
   Class R .....................................          (3,457,009)          (1,320,431)          (2,762,490)          (1,798,291)
   Advisor Class ...............................         (28,902,829)          (3,320,435)         (17,122,309)         (16,202,012)
  Net realized gains:
   Class A .....................................         (55,088,598)         (16,155,200)                  --                   --
   Class B .....................................         (12,569,134)          (1,716,893)                  --                   --
   Class B1 ....................................          (2,636,974)          (1,110,777)                  --                   --
   Class C .....................................         (22,715,500)          (4,321,592)                  --                   --
   Class R .....................................            (216,288)             (24,873)                  --                   --
   Advisor Class ...............................            (943,590)             (84,254)                  --                   --
                                                    --------------------------------------------------------------------------------
 Total distributions to shareholders ...........      (1,435,013,556)        (845,634,923)        (448,165,379)        (492,495,581)
 Capital share transactions: (Note 2)
   Class A .....................................       4,294,278,432        2,373,919,438         (724,886,754)        (238,733,117)
   Class B .....................................       1,219,777,152        1,325,085,686          (97,262,940)         137,202,182
   Class B1 ....................................         (19,911,534)         (12,337,854)                  --                   --
   Class C .....................................       2,514,302,239        1,810,160,408         (201,426,271)          36,448,805
   Class R .....................................          33,450,501           26,634,343            6,444,739           41,088,097
   Advisor Class ...............................         783,062,664           56,697,121           37,919,958          117,998,378
                                                    --------------------------------------------------------------------------------
 Total capital share transactions ..............       8,824,959,454        5,580,159,142         (979,211,268)          94,004,345
 Redemption fees ...............................              13,225                   --                3,103                   --
                                                    --------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets ..................................      10,218,003,965        7,542,353,554       (1,156,401,822)        (160,188,586)
Net assets:
 Beginning of year .............................      16,114,741,418        8,572,387,864        9,142,218,942        9,302,407,528
                                                    --------------------------------------------------------------------------------
 End of year ...................................    $ 26,332,745,383     $ 16,114,741,418     $  7,985,817,120     $  9,142,218,942
                                                    ================================================================================
Undistributed net investment income
 included in net assets:
  End of year ..................................    $     52,657,223     $     22,817,197     $        113,851     $     24,101,769
                                                    ================================================================================


116 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended September 30, 2004 and 2003

                                                                                             ---------------------------------------
                                                                                                     FRANKLIN UTILITIES FUND
                                                                                             ---------------------------------------
                                                                                                   2004                   2003
                                                                                             ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................        $    77,992,985        $    68,169,572
  Net realized gain (loss) from investments and foreign currency transactions ........            17,758,493            (62,932,757)
  Net change in unrealized appreciation (depreciation) on investments ...............            229,110,659            202,226,165
                                                                                             ---------------------------------------
      Net increase (decrease) in net assets resulting from operations ...............            324,862,137            207,462,980
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................................................             (57,157,619)           (59,182,929)
   Class B .........................................................................              (4,239,501)            (3,015,514)
   Class C .........................................................................              (9,771,431)            (6,581,692)
   Class R .........................................................................                 (51,170)               (38,182)
   Advisor Class ....................................................................             (2,242,376)            (1,485,977)
                                                                                             ---------------------------------------
 Total distributions to shareholders ................................................            (73,462,097)           (70,304,294)
 Capital share transactions: (Note 2)
   Class A .........................................................................              (1,380,506)            55,030,287
   Class B .........................................................................              15,905,081             56,154,888
   Class C .........................................................................              25,559,310            141,064,759
   Class R .........................................................................                 262,939                924,022
   Advisor Class ....................................................................             (2,434,692)            28,963,358
                                                                                             ---------------------------------------
 Total capital share transactions ...................................................             37,912,132            282,137,314
 Redemption fees ....................................................................                  1,274                     --
                                                                                             ---------------------------------------
      Net increase (decrease) in net assets .........................................            289,313,446            419,296,000
Net assets:
 Beginning of year ..................................................................          1,625,546,822          1,206,250,822
                                                                                             ---------------------------------------
 End of year ........................................................................        $ 1,914,860,268        $ 1,625,546,822
                                                                                             =======================================
Undistributed net investment income included in net assets:
  End of year .......................................................................        $     5,174,244        $       774,241
                                                                                             =======================================


                        Annual Report | See notes to financial statements. | 117

FRANKLIN CUSTODIAN FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds, Inc. (the Company) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds). The Funds and their investment objectives are:

------------------------------------------------------------------------------------------------------
CAPITAL GROWTH                 GROWTH AND INCOME              CURRENT INCOME
------------------------------------------------------------------------------------------------------
Franklin DynaTech Fund         Franklin Income Fund           Franklin U.S. Government Securities Fund
Franklin Growth Fund           Franklin Utilities Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Mortgage-backed securities may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, prepayment speeds, yield, maturity, coupon, and credit ratings. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost. All security valuation procedures are approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


118 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. REPURCHASE AGREEMENTS

The Funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. The Funds may enter into repurchase agreements which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 2004, all repurchase agreements held by the Funds had been entered into on that date.

D. SECURITIES PURCHASED ON A TBA BASIS

The Franklin U.S. Government Securities Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Franklin U.S. Government Securities Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statements of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

F. SECURITIES LENDING

The Franklin DynaTech Fund, the Franklin Income Fund, and the Franklin Utilities Fund loan securities to certain brokers through a securities lending agent for which they received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The funds received interest income of $37,202, $569,298, and $1,077,293, respectively, from the investment of cash collateral, adjusted by lender fees and broker rebates. The funds bear the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the funds in the case of default of any securities borrower.


                                                             Annual Report | 119

FRANKLIN CUSTODIAN FUNDS, INC.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Company's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.


120 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

---------------------------------------------------------------------------------------------------------------------------
CLASS A, CLASS B                     CLASS A, CLASS B, CLASS C,                            CLASS A, CLASS B, CLASS B1,
& CLASS C                            CLASS R & ADVISOR CLASS                               CLASS C, CLASS R & ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Franklin DynaTech Fund               Franklin Growth Fund                                  Franklin Income Fund
                                     Franklin U.S. Government Securities Fund
                                     Franklin Utilities Fund

At September 30, 2004, there were 32 billion shares authorized ($.01 par value), allocated to the Funds as follows (in millions):

                                                             --------------------------------------------------------------
                                                                                                   FRANKLIN
                                                             FRANKLIN    FRANKLIN   FRANKLIN   U.S. GOVERNMENT   FRANKLIN
                                                             DYNATECH     GROWTH     INCOME       SECURITIES     UTILITIES
                                                               FUND        FUND       FUND           FUND           FUND
                                                             --------------------------------------------------------------
Class A .............................................          250           250      7,600         2,500            400
Class B .............................................          500           750      2,000         1,000            750
Class B1 ............................................           --            --      1,000            --             --
Class C .............................................          250           250      3,600         2,500            400
Class R .............................................           --         1,000      1,000         1,000          1,000
Advisor Class .......................................           --         1,000      1,000         1,000          1,000

Transactions in the Funds' shares were as follows:

                                                  -------------------------------------------------------------------------
                                                        FRANKLIN DYNATECH FUND                 FRANKLIN GROWTH FUND
                                                     SHARES              AMOUNT             SHARES               AMOUNT
                                                  -------------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2004
 Shares sold ...............................       9,014,383         $ 201,786,839         6,395,481         $ 193,229,695
 Shares issued in reinvestment
 of distributions ..........................              --                    --            47,975             1,399,446
 Shares redeemed ...........................      (7,626,280)         (170,129,825)       (9,722,445)         (293,578,025)
                                                  -------------------------------------------------------------------------
 Net increase (decrease) ...................       1,388,103         $  31,657,014        (3,278,989)        $ (98,948,884)
                                                  =========================================================================
Year ended September 30, 2003
 Shares sold ...............................       5,979,321         $ 110,050,574         7,379,824         $ 183,219,424
 Shares issued in reinvestment
 of distributions ..........................              --                    --            79,146             1,984,183
 Shares redeemed ...........................      (5,174,158)          (91,977,318)      (10,859,570)         (263,393,974)
                                                  -------------------------------------------------------------------------
 Net increase (decrease) ...................         805,163         $  18,073,256        (3,400,600)        $ (78,190,367)
                                                  =========================================================================
CLASS B SHARES:
Year ended September 30, 2004
 Shares sold ...............................         463,560         $  10,173,910           731,263         $  21,476,065
 Shares redeemed ...........................        (111,081)           (2,405,463)         (565,876)          (16,695,647)
                                                  -------------------------------------------------------------------------
 Net increase (decrease) ...................         352,479         $   7,768,447           165,387         $   4,780,418
                                                  =========================================================================


                                                             Annual Report | 121

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                                -------------------------------------------------------------------
                                                                   FRANKLIN DYNATECH FUND                 FRANKLIN GROWTH FUND
                                                                -------------------------------------------------------------------
                                                                  SHARES           AMOUNT              SHARES             AMOUNT
                                                                -------------------------------------------------------------------
Year ended September 30, 2003
 Shares sold ...........................................          299,381       $  5,444,460          1,190,166       $ 28,759,271
 Shares redeemed .......................................         (107,026)        (1,882,539)          (721,310)       (17,039,682)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ...............................          192,355       $  3,561,921            468,856       $ 11,719,589
                                                                ===================================================================
CLASS C SHARES:
Year ended September 30, 2004
 Shares sold ...........................................          917,943       $ 19,881,973          1,305,882       $ 38,083,688
 Shares redeemed .......................................         (769,633)       (16,549,337)        (2,084,652)       (60,940,943)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ...............................          148,310       $  3,332,636           (778,770)      $(22,857,255)
                                                                ===================================================================
Year ended September 30, 2003
 Shares sold ...........................................          775,065       $ 13,737,768          1,813,481       $ 43,685,324
 Shares redeemed .......................................         (802,705)       (13,561,498)        (2,679,771)       (63,119,895)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ...............................          (27,640)      $    176,270           (866,290)      $(19,434,571)
                                                                ===================================================================
CLASS R SHARES:
Year ended September 30, 2004
 Shares sold ...................................................................................        254,043       $  7,608,802
 Shares redeemed ...............................................................................     ------------------------------
 Net increase (decrease) .......................................................................        108,171       $  3,224,209
                                                                                                     ==============================
Year ended September 30, 2003
 Shares sold ...................................................................................        502,954       $ 12,216,083
 Shares issued in reinvestment of distributions ................................................            365              9,135
 Shares redeemed ...............................................................................        (78,318)        (1,952,412)
                                                                                                     ------------------------------
 Net increase (decrease) .......................................................................        425,001       $ 10,272,806
                                                                                                     ==============================
ADVISOR CLASS SHARES:
Year ended September 30, 2004
 Shares sold ...................................................................................      2,942,725       $ 89,412,412
 Shares issued in reinvestment of distributions ................................................          5,745            167,517
 Shares redeemed ...............................................................................       (127,887)        (3,863,146)
                                                                                                     ------------------------------
 Net increase (decrease) .......................................................................      2,820,583       $ 85,716,783
                                                                                                     ==============================
Year ended September 30, 2003
 Shares sold ...................................................................................        580,561       $ 14,712,785
 Shares issued in reinvestment of distributions ................................................          5,208            130,503
 Shares redeemed ...............................................................................       (297,671)        (7,087,657)
                                                                                                     ------------------------------
 Net increase (decrease) .......................................................................        288,098       $  7,755,631
                                                                                                     ==============================


122 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                ------------------------------------------------------------------------------------
                                                                                                     FRANKLIN U.S. GOVERNMENT
                                                          FRANKLIN INCOME FUND                           SECURITIES FUND
                                                ------------------------------------------------------------------------------------
                                                     SHARES                AMOUNT                   SHARES               AMOUNT
                                                ------------------------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2004
 Shares sold ...........................         2,247,241,860        $ 5,316,264,931             86,401,010        $   578,723,039
 Shares issued in reinvestment
 of distributions ......................           226,682,607            533,294,345             33,946,772            226,702,288
 Shares redeemed .......................          (658,551,288)        (1,555,280,844)          (228,919,042)        (1,530,312,081)
                                                ------------------------------------------------------------------------------------
 Net increase (decrease) ...............         1,815,373,179        $ 4,294,278,432           (108,571,260)       $  (724,886,754)
                                                ====================================================================================
Year ended September 30, 2003
 Shares sold ...........................         1,420,460,711        $ 2,978,192,401            178,073,164        $ 1,232,868,939
 Shares issued in reinvestment
 of distributions ......................           166,636,905            340,980,517             35,293,588            243,128,476
 Shares redeemed .......................          (462,636,792)          (945,253,480)          (248,820,975)        (1,714,730,532)
                                                ------------------------------------------------------------------------------------
 Net increase (decrease) ...............         1,124,460,824        $ 2,373,919,438            (35,454,223)       $  (238,733,117)
                                                ====================================================================================
CLASS B SHARES:
Year ended September 30, 2004
 Shares sold ...........................           580,969,805        $ 1,367,704,171              8,827,015        $    59,118,085
 Shares issued in reinvestment
 of distributions ......................            46,346,237            108,838,135              3,121,214             20,832,270
 Shares redeemed .......................          (109,027,856)          (256,765,154)           (26,551,545)          (177,213,295)
                                                ------------------------------------------------------------------------------------
 Net increase (decrease) ...............           518,288,186        $ 1,219,777,152            (14,603,316)       $   (97,262,940)
                                                ====================================================================================
Year ended September 30, 2003
 Shares sold ...........................           663,029,400        $ 1,384,557,403             41,548,785        $   287,642,126
 Shares issued in reinvestment
 of distributions ......................            21,203,582             43,812,599              3,141,416             21,609,158
 Shares redeemed .......................           (50,454,482)          (103,284,316)           (25,090,330)          (172,049,102)
                                                ------------------------------------------------------------------------------------
 Net increase (decrease) ...............           633,778,500        $ 1,325,085,686             19,599,871        $   137,202,182
                                                ====================================================================================
CLASS B1 SHARES:
Year ended September 30, 2004
 Shares sold ...........................             6,809,085        $    16,060,956
 Shares issued in reinvestment
 of distributions ......................             8,043,400             18,919,939
 Shares redeemed .......................           (23,231,386)           (54,892,429)
                                                --------------------------------------
 Net increase (decrease) ...............            (8,378,901)       $   (19,911,534)
                                                ======================================
Year ended September 30, 2003
 Shares sold ...........................            12,538,502        $    25,859,856
 Shares issued in reinvestment
 of distributions ......................             8,955,929             18,230,536
 Shares redeemed .......................           (27,953,932)           (56,428,246)
                                                --------------------------------------
 Net increase (decrease) ...............            (6,459,501)       $   (12,337,854)
                                                ======================================


                                                             Annual Report | 123

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                 -----------------------------------------------------------------------------------
                                                                                                       FRANKLIN U.S. GOVERNMENT
                                                        FRANKLIN INCOME FUND                                 SECURITIES FUND
                                                 -----------------------------------------------------------------------------------
                                                     SHARES                AMOUNT                   SHARES                AMOUNT
                                                 -----------------------------------------------------------------------------------
CLASS C SHARES:
Year ended September 30, 2004
 Shares sold ...........................         1,255,981,744        $ 2,984,372,367             14,861,247        $    99,281,128
 Shares issued in reinvestment
   of distributions ....................            91,955,343            217,651,704              3,312,543             22,050,949
 Shares redeemed .......................          (289,468,688)          (687,721,832)           (48,451,915)          (322,758,348)
                                                 -----------------------------------------------------------------------------------
 Net increase (decrease) ...............         1,058,468,399        $ 2,514,302,239            (30,278,125)       $  (201,426,271)
                                                 ===================================================================================
Year ended September 30, 2003
 Shares sold ...........................           951,930,027        $ 2,009,359,415             57,357,026        $   396,061,501
 Shares issued in reinvestment
 of distributions ......................            50,130,794            103,732,412              4,055,220             27,836,743
 Shares redeemed .......................          (147,253,703)          (302,931,419)           (56,619,048)          (387,449,439)
                                                 -----------------------------------------------------------------------------------
 Net increase (decrease) ...............           854,807,118        $ 1,810,160,408              4,793,198        $    36,448,805
                                                 ===================================================================================
CLASS R SHARES:
Year ended September 30, 2004
 Shares sold ...........................            19,381,084        $    45,663,790              3,748,305        $    25,113,231
 Shares issued in reinvestment
   of distributions ....................             1,500,196              3,505,433                411,848              2,748,659
 Shares redeemed .......................            (6,682,743)           (15,718,722)            (3,195,508)           (21,417,151)
                                                 -----------------------------------------------------------------------------------
 Net increase (decrease) ...............            14,198,537        $    33,450,501                964,645        $     6,444,739
                                                 ===================================================================================
Year ended September 30, 2003
 Shares sold ...........................            14,633,211        $    30,251,574              8,174,860        $    56,511,590
 Shares issued in reinvestment
   of distributions ....................               632,563              1,303,713                261,116              1,791,684
 Shares redeemed .......................            (2,327,993)            (4,920,944)            (2,508,245)           (17,215,177)
                                                 -----------------------------------------------------------------------------------
 Net increase (decrease) ...............            12,937,781        $    26,634,343              5,927,731        $    41,088,097
                                                 ===================================================================================
ADVISOR CLASS SHARES:
Year ended September 30, 2004
 Shares sold ...........................           335,191,629        $   790,679,833             10,246,929        $    68,640,458
 Shares issued in reinvestment
   of distributions ....................            11,426,569             26,885,121              2,127,795             14,230,250
 Shares redeemed .......................           (14,744,719)           (34,502,290)            (6,731,932)           (44,950,750)
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) ................           331,873,479        $   783,062,664              5,642,792        $    37,919,958
                                                 ===================================================================================
Year ended September 30, 2003
 Shares sold ...........................            29,225,067        $    63,085,044             21,146,530        $   147,068,753
 Shares issued in reinvestment
   of distributions ....................             1,253,004              2,564,820              1,903,612             13,126,237
 Shares redeemed .......................            (4,343,162)            (8,952,743)            (6,189,973)           (42,196,612)
                                                 -----------------------------------------------------------------------------------
 Net increase (decrease) ...............            26,134,909        $    56,697,121             16,860,169        $   117,998,378
                                                 ===================================================================================


124 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                                                           --------------------------------------
                                                                                                  FRANKLIN UTILITIES FUND
                                                                                           --------------------------------------
                                                                                               SHARES                  AMOUNT
                                                                                           --------------------------------------
CLASS A SHARES:
Year ended September 30, 2004
 Shares sold ..............................................................                 18,406,095            $ 176,356,055
 Shares issued in reinvestment of distributions ...........................                  4,465,126               42,773,250
 Shares redeemed ..........................................................                (23,203,973)            (220,509,811)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                   (332,752)           $  (1,380,506)
                                                                                           =====================================
Year ended September 30, 2003
 Shares sold ..............................................................                 25,175,427            $ 211,667,227
 Shares issued in reinvestment of distributions ...........................                  5,384,148               44,381,490
 Shares redeemed ..........................................................                (24,337,215)            (201,018,430)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                  6,222,360            $  55,030,287
                                                                                           =====================================
CLASS B SHARES:
Year ended September 30, 2004
 Shares sold ..............................................................                  3,179,780            $  30,167,433
 Shares issued in reinvestment of distributions ...........................                    230,148                2,206,595
 Shares redeemed ..........................................................                 (1,725,148)             (16,468,947)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                  1,684,780            $  15,905,081
                                                                                           =====================================
Year ended September 30, 2003
 Shares sold ..............................................................                  7,731,921            $  64,628,039
 Shares issued in reinvestment of distributions ...........................                    177,803                1,479,606
 Shares redeemed ..........................................................                 (1,194,549)              (9,952,757)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                  6,715,175            $  56,154,888
                                                                                           =====================================
CLASS C SHARES:
Year ended September 30, 2004
 Shares sold ..............................................................                  9,181,623            $  87,063,153
 Shares issued in reinvestment of distributions ...........................                    515,325                4,924,301
 Shares redeemed ..........................................................                 (6,976,972)             (66,428,144)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                  2,719,976            $  25,559,310
                                                                                           =====================================
Year ended September 30, 2003
 Shares sold ..............................................................                 19,436,624            $ 163,113,516
 Shares issued in reinvestment of distributions ...........................                    415,191                3,452,384
 Shares redeemed ..........................................................                 (3,052,249)             (25,501,141)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                 16,799,566            $ 141,064,759
                                                                                           =====================================
CLASS R SHARES:
Year ended September 30, 2004
 Shares sold ..............................................................                     91,198            $     872,504
 Shares issued in reinvestment of distributions ...........................                      5,281                   50,695
 Shares redeemed ..........................................................                    (69,748)                (660,260)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                     26,731            $     262,939
                                                                                           =====================================
Year ended September 30, 2003
 Shares sold ..............................................................                    125,002            $   1,034,190
 Shares issued in reinvestment of distributions ...........................                      4,296                   35,809
 Shares redeemed ..........................................................                    (17,198)                (145,977)
                                                                                           -------------------------------------
 Net increase (decrease) ..................................................                    112,100            $     924,022
                                                                                           =====================================


                                                             Annual Report | 125

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                                            -----------------------------------
                                                                                   FRANKLIN UTILITIES FUND
                                                                            -----------------------------------
                                                                               SHARES                AMOUNT
                                                                            -----------------------------------
ADVISOR CLASS SHARES:
Year ended September 30, 2004
 Shares sold ...........................................................      3,628,361           $ 34,881,431
 Shares issued in reinvestment of distributions ........................        159,863              1,540,703
 Shares redeemed .......................................................     (4,069,192)           (38,856,826)
                                                                            -----------------------------------
 Net increase (decrease) ...............................................       (280,968)          $ (2,434,692)
                                                                            ===================================
Year ended September 30, 2003
 Shares sold ...........................................................      3,596,924           $ 30,787,970
 Shares issued in reinvestment of distributions ........................        162,041              1,358,329
 Shares redeemed .......................................................       (380,448)            (3,182,941)
                                                                            -----------------------------------
 Net increase (decrease) ...............................................      3,378,517           $ 28,963,358
                                                                            ===================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Funds are also officers and/or directors of the following entities:

---------------------------------------------------------------------------------------------------------------
ENTITY                                                                AFFILIATION
---------------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                     Investment manager
Franklin Investment Advisory Services Inc.                            Investment manager
   (Investment Advisory)
Franklin Templeton Services LLC (FT Services)                         Administrative manager
Franklin Templeton Distributors Inc. (Distributors)                   Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)          Transfer agent

A. MANAGEMENT FEES

The Funds, except the Franklin Growth Fund, pay an investment management fee to Advisers, and the Franklin Growth Fund pays an investment management fee to Investment Advisory, based on the month-end net assets of the Funds as follows:

--------------------------------------------------------------------------------
Annualized Fee Rate   Net Assets
--------------------------------------------------------------------------------
       .625%          First $100 million
       .500%          Over $100 million, up to and including $250 million
       .450%          Over $250 million, up to and including $10 billion
       .440%          Over $10 billion, up to and including $12.5 billion
       .420%          Over $12.5 billion, up to and including $15 billion
       .400%          Over $15 billion, up to and including $17.5 billion
       .380%          Over $17.5 billion, up to and including $20.0 billion
       .360%          In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets of the Funds, and is not an additional expense of the Funds.


126 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan up to a certain percentage per year of their average daily net assets of each class as follows:

                                                       -------------------------------------------------------------------
                                                                                                 FRANKLIN
                                                       FRANKLIN       FRANKLIN    FRANKLIN    U.S. GOVERNMENT    FRANKLIN
                                                       DYNATECH        GROWTH      INCOME       SECURITIES       UTILITIES
                                                         FUND           FUND        FUND           FUND            FUND
                                                       -------------------------------------------------------------------
Class A .......................................           .25%           .25%        .15%          .15%             .15%
Class B .......................................          1.00%          1.00%       1.00%          .65%             .65%
Class B1 ......................................            --             --         .65%           --               --
Class C .......................................          1.00%          1.00%        .65%          .65%             .65%
Class R .......................................            --            .50%        .50%          .50%             .50%

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the year:

                                                                              --------------------------------------------
                                                                               FRANKLIN        FRANKLIN         FRANKLIN
                                                                               DYNATECH         GROWTH           INCOME
                                                                                 FUND            FUND             FUND
                                                                              --------------------------------------------
Sales charges received ..............................................         $174,864         $462,440        $16,419,737
Contingent deferred sales charges retained ..........................         $ 40,133         $255,642        $ 6,227,247

                                                                                             -----------------------------
                                                                                                 FRANKLIN
                                                                                             U.S. GOVERNMENT     FRANKLIN
                                                                                                SECURITIES      UTILITIES
                                                                                                   FUND            FUND
                                                                                             -----------------------------
Sales charges received .............................................................           $  853,545        $272,848
Contingent deferred sales charges retained .........................................           $2,015,412        $253,057

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were paid to Investor Services:

                                                                               -------------------------------------------
                                                                                FRANKLIN         FRANKLIN       FRANKLIN
                                                                                DYNATECH          GROWTH         INCOME
                                                                                  FUND             FUND           FUND
                                                                               -------------------------------------------
Transfer agent fees .................................................          $1,253,620       $3,825,943     $10,997,341


                                                             Annual Report | 127

FRANKLIN CUSTODIAN FUNDS, INC.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES (CONTINUED)

                                                                         ------------------------------
                                                                             FRANKLIN
                                                                          U.S. GOVERNMENT    FRANKLIN
                                                                            SECURITIES       UTILITIES
                                                                               FUND            FUND
                                                                         ------------------------------
Transfer agent fees .................................................       $7,446,628       $1,852,018

Included in professional fees are legal fees of $42,354 that were paid to a law firm in which a partner is an officer of the Funds.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2004, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At September 30, 2004, the following funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                         ------------------------------
                                                                           FRANKLIN          FRANKLIN
                                                                           DYNATECH           GROWTH
                                                                             FUND              FUND
                                                                         ------------------------------
Capital loss carryovers expiring in:
 2007 ...............................................................    $   677,592       $         --
 2008 ...............................................................        394,928                 --
 2009 ...............................................................      1,170,048                 --
 2010 ...............................................................      6,843,771                 --
 2011 ...............................................................     47,180,600        206,696,356
 2012 ...............................................................     21,838,085         39,052,129
                                                                         ------------------------------
                                                                         $78,105,024       $245,748,485
                                                                         ==============================

                                                                        -------------------------------
                                                                           FRANKLIN
                                                                        U.S. GOVERNMENT      FRANKLIN
                                                                          SECURITIES         UTILITIES
                                                                              FUND              FUND
                                                                        -------------------------------
Capital loss carryovers expiring in:
 2005 ..............................................................    $ 50,054,906       $         --
 2006 ..............................................................      28,279,472                 --
 2007 ..............................................................      18,954,412                 --
 2008 ..............................................................      21,105,846                 --
 2009 ..............................................................      46,256,951                 --
 2010 ..............................................................      11,768,551                 --
 2011 ..............................................................      33,556,845         54,600,730
 2012 ..............................................................     129,102,166          7,780,480
                                                                        -------------------------------
                                                                        $339,079,149       $ 62,381,210
                                                                        ===============================


128 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

5. INCOME TAXES (CONTINUED)

On September 30, 2004, the Franklin U.S. Government Securities Fund had expired capital loss carryovers of $57,539,178, which were reclassified to paid-in capital.

At September 30, 2004, the Franklin DynaTech Fund and the Franklin U.S. Government Securities Fund had deferred capital losses occurring subsequent to October 31, 2003 of $13,880,328 and $73,144,508, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2005.

At September 30, 2004, the Franklin Income Fund had deferred currency losses occurring subsequent to October 31, 2003 of $16,670,944. For tax purposes, such losses will be reflected in the year ending September 30, 2005.

The tax character of distributions paid during the years ended September 30, 2004 and 2003, was as follows:

                                                  ----------------------------------------------------------------------
                                                          FRANKLIN GROWTH FUND                 FRANKLIN INCOME FUND
                                                  ----------------------------------------------------------------------
                                                      2004               2003                 2004              2003
                                                  ----------------------------------------------------------------------
Distributions paid from:
 Ordinary income .......................          $  1,705,082      $    2,326,940      $1,340,843,472      $822,221,334
 Long term capital gain ................                    --                  --          94,170,084        23,413,589
                                                  ----------------------------------------------------------------------
                                                  $  1,705,082      $    2,326,940      $1,435,013,556      $845,634,923
                                                  ======================================================================

                                                  ----------------------------------------------------------------------
                                                       FRANKLIN U.S. GOVERNMENT
                                                            SECURITIES FUND                 FRANKLIN UTILITIES FUND
                                                  ----------------------------------------------------------------------
                                                      2004               2003                 2004              2003
                                                  ----------------------------------------------------------------------
Distributions paid from
 ordinary income .......................          $448,165,379      $  492,495,581      $   73,462,097      $ 70,304,294

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, defaulted securities, paydown losses, excise taxes and bond premiums and discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, paydown losses and bond premiums and discounts.


                                                             Annual Report | 129

FRANKLIN CUSTODIAN FUNDS, INC.

5. INCOME TAXES (CONTINUED)

At September 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                                 -----------------------------------------------------------
                                                                    FRANKLIN              FRANKLIN             FRANKLIN
                                                                    DYNATECH               GROWTH               INCOME
                                                                      FUND                  FUND                 FUND
                                                                 -----------------------------------------------------------
Cost of investments ...................................          $ 562,624,637        $ 1,012,294,561      $ 24,501,910,748
                                                                 ===========================================================
Unrealized appreciation ...............................          $ 222,822,069        $ 1,110,705,662      $  2,549,306,911
Unrealized depreciation ...............................            (44,379,558)           (42,326,306)         (856,974,120)
                                                                 -----------------------------------------------------------
Net unrealized appreciation (depreciation) ............          $ 178,442,511        $ 1,068,379,356      $  1,692,332,791
                                                                 ===========================================================
Undistributed ordinary income .........................          $          --        $       782,484      $    109,897,960
Undistributed long term capital gains .................                     --                     --            96,273,525
                                                                 -----------------------------------------------------------
Distributable earnings ................................          $          --        $       782,484      $    206,171,485
                                                                 ===========================================================

                                                                                      --------------------------------------
                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT         FRANKLIN
                                                                                         SECURITIES           UTILITIES
                                                                                            FUND                 FUND
                                                                                      --------------------------------------
Cost of investments .....................................................             $ 7,915,481,455      $  1,529,660,022
                                                                                      ======================================
Unrealized appreciation .................................................             $   168,905,056      $    416,545,206
Unrealized depreciation .................................................                 (17,690,721)          (36,145,538)
                                                                                      --------------------------------------
Net unrealized appreciation (depreciation) ..............................             $   151,214,335      $    380,399,668
                                                                                      ======================================
Undistributed ordinary income-distributable earnings ....................             $       113,851      $      8,017,897
                                                                                      ======================================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended September 30, 2004, were as follows:

                                                                 ----------------------------------------------------------
                                                                    FRANKLIN              FRANKLIN             FRANKLIN
                                                                    DYNATECH               GROWTH               INCOME
                                                                      FUND                  FUND                 FUND
                                                                 ----------------------------------------------------------
Purchases .............................................          $ 165,880,859        $    31,928,505      $12,423,982,774
Sales .................................................          $ 102,434,597        $    41,483,585      $ 5,837,368,304

                                                                                      -------------------------------------
                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT         FRANKLIN
                                                                                         SECURITIES           UTILITIES
                                                                                            FUND                 FUND
                                                                                      -------------------------------------
Purchases ...............................................................             $ 3,457,450,388      $   334,823,798
Sales ...................................................................             $ 4,502,722,795      $   284,310,915


130 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin Income Fund has 28.8% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2004, the value of these securities was $114,999,500, representing 0.4% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

At September 30, 2004, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2004, the Franklin Income Fund held an investment in restricted and illiquid securities that was valued under approved methods by the Directors, as follows:

-------------------------------------------------------------------------------------------------------
                                                                ACQUISITION
PRINCIPAL AMOUNT  ISSUER                                           DATE           COST           VALUE
-------------------------------------------------------------------------------------------------------
  $11,075,373     Consoltex Group Inc., PIK, 10.00%,
                      7/18/10 .................................   2/11/02      $49,893,991     $570,493


                                                             Annual Report | 131

FRANKLIN CUSTODIAN FUNDS, INC.

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund at September 30, 2004, were as shown below.

----------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF                                    NUMBER OF
                                                              SHARES HELD                                  SHARES HELD
                                                              AT BEGINNING       GROSS          GROSS        AT END
NAME OF ISSUER                                                  OF YEAR        ADDITIONS      REDUCTIONS     OF YEAR
----------------------------------------------------------------------------------------------------------------------
Mission Resources Corp. ....................................           --      3,330,000             --     3,330,000
Mission Resources Corp., senior sub.
  note, C, 10.875%, 4/01/07 ................................   47,000,000             --     47,000,000            --
Mission Resources Corp.,  senior note,
  9.875%, 4/01/11 ..........................................           --     40,000,000             --    40,000,000
TECO Energy Inc. ...........................................   11,879,500             --      2,879,500     9,000,000
TECO Energy Inc., ACES,
  9.50% cvt. pfd ...........................................      831,000             --        831,000            --

---------------------------------------------------------------------------------------------------------------------

                                                                           VALUE                           REALIZED
                                                                          AT END         INVESTMENT          GAIN
NAME OF ISSUER                                                            OF YEAR          INCOME           (LOSS)
---------------------------------------------------------------------------------------------------------------------
Mission Resources Corp. .......................................         $20,945,700     $         --     $        --
Mission Resources Corp., senior sub.
  note, C, 10.875%, 4/01/07 ...................................                  --        2,271,485       3,271,404
Mission Resources Corp.,  senior note,
  9.875%, 4/01/11 .............................................          43,000,000        1,887,222              --
TECO Energy Inc. ..............................................                 (a)        7,410,000       9,354,264
TECO Energy Inc., ACES,
  9.50% cvt. pfd ..............................................                  --          657,578      (5,861,211)
                                                                        ---------------------------------------------
          TOTAL AFFILIATED SECURITIES (.24% OF NET ASSETS) ...........  $63,945,700     $ 12,226,285     $ 6,764,457
                                                                        =============================================

(a)   As of September 30, 2004, no longer an affiliate.

11. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

On October 25, 2004, the State of Massachusetts filed an administrative complaint against Franklin Resources, Inc. ("FRI") alleging a violation of the Massachusetts Uniform Securities law (the "Act") in connection with having filed on September 20, 2004, an allegedly false and


132 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

11. REGULATORY MATTERS (CONTINUED)

MASSACHUSETTS ADMINISTRATIVE PROCEEDING (CONTINUED)

misleading report on Form 8-K with the SEC. The Massachusetts administrative complaint seeks an order calling for FRI to cease and desist from further violations of the Act and to pay an administrative fine in an amount to be determined.

FRI's SEC filing of September 20, 2004 described the settlement consent order with the State of Massachusetts and reported while "Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in the best interest of the Company and its funds' shareholders to settle this issue now and move forward." The October 25, 2004 State of Massachusetts administrative complaint alleges that this description of the settlement consent order was materially false and misleading under Massachusetts law. FRI's management disagrees with the allegation made in this administrative complaint and continues to believe that the description of the terms of the settlement consent order issued by the State of Massachusetts is neither false nor misleading.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company


                                                             Annual Report | 133

FRANKLIN CUSTODIAN FUNDS, INC.

11. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL PROCEEDINGS

The Funds, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.


134 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

11. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate.


                                                             Annual Report | 135

FRANKLIN CUSTODIAN FUNDS, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CUSTODIAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Custodian Funds, Inc. (hereafter referred to as the "Funds") at September 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
November 12, 2004


136 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Franklin Income Fund hereby designates $112,926,440 as a capital gain dividend for the fiscal year ended September 30, 2004.

Under Section 854(b)(2) of the Code, the Franklin Growth Fund, the Franklin Income Fund and the Franklin Utilities Fund hereby designate up to a maximum of $24,488,315, $311,491,446 and $66,635,057, respectively, as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2004.

In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the following funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2004.

                  ----------------------------------
                  FRANKLIN     FRANKLIN    FRANKLIN
                   GROWTH       INCOME     UTILITIES
                    FUND         FUND        FUND
                  ----------------------------------
                   100.00%       21.01%      74.75%


                                                             Annual Report | 137

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION            TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)              Director            Since 1976          140                        Director, Bar-S Foods (meat
One Franklin Parkway                                                                                  packing company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (72)           Director            Since 1982          141                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (52)              Director            Since 1998          96                         Director, Amerada Hess
One Franklin Parkway                                                                                  Corporation (exploration and
San Mateo, CA 94403-1906                                                                              refining of oil and gas); H.J.
                                                                                                      Heinz Company (processed foods
                                                                                                      and allied products); RTI
                                                                                                      International Metals, Inc.
                                                                                                      (manufacture and distribution
                                                                                                      of titanium); and Canadian
                                                                                                      National Railway (railroad).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)             Director            Since 1992          140                        Director, White Mountains
One Franklin Parkway                                                                                  Insurance Group, Ltd. (holding
San Mateo, CA 94403-1906                                                                              company); Martek Biosciences
                                                                                                      Corporation; MedImmune, Inc.
                                                                                                      (biotechnology); and
                                                                                                      Overstock.com (Internet
                                                                                                      services); and FORMERLY,
                                                                                                      Director, MCI Communication
                                                                                                      Corporation (subsequently
                                                                                                      known as MCI WorldCom, Inc.
                                                                                                      and WorldCom, Inc.)
                                                                                                      (communications services)
                                                                                                      (1988-2002) and Spacehab, Inc.
                                                                                                      (aerospace services)
                                                                                                      (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------


138 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION            TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)          Director,           Director since      140                        None
One Franklin Parkway               President           1969, President
San Mateo, CA 94403-1906           and Chief           since 1984 and
                                   Executive           Chief Executive
                                   Officer-            Officer-
                                   Investment          Investment
                                   Management          Management
                                                       since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (64)      Director and        Since 1983          123                        None
One Franklin Parkway               Vice President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President,
Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)               Vice President      Since 1987          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)                Chief Compliance    Since July 2004     Not Applicable             None
One Franklin Parkway               Officer
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)               Treasurer           Since July 2004     Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 139

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION            TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)            Vice President      Since 1995          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (57)              Senior Vice         Since 2002          Not Applicable             None
500 East Broward Blvd.             President
Suite 2100                         and Chief
Fort Lauderdale, FL 33394-3091     Executive
                                   Officer-
                                   Finance and
                                   Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)                 Vice President      Since 2000          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)              Vice President      Since 2000          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------


140 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION            TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)             Vice President      Since 2002          Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue                   -AML Compliance                                                    Chemicals, Inc. and Lingnan
Rockefeller Center                                                                                    Foundation.
New York, NY 10048-0772
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)             Vice President      Since 2000          Not Applicable             None
One Franklin Parkway               and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)               Chief Financial     Since May 2004      Not Applicable             None
500 East Broward Blvd.             Officer and
Suite 2100                         Chief Accounting
Fort Lauderdale, FL 33394-3091     Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Funds under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Funds' advisers and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report | 141

FRANKLIN CUSTODIAN FUNDS, INC.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


142 | Annual Report

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

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

LITERATURE REQUEST

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II(1)
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5), (6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(5), (7)
Franklin Money Fund(5), (6)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(8)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(9)
Tax-Exempt Money Fund(5), (6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(10)
Colorado
Connecticut
Florida(10)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(10)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust(11)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

(7) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(8) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(9)   Portfolio of insured municipal securities.

(10) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY)

(11) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/04                                              Not part of the annual report

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FRANKLIN(R) TEMPLETON(R)                            One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

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ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CUSTODIAN FUNDS, INC.

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FCF A2004 11/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $282,505 for the fiscal year ended September 30, 2004 and $222,504 for the fiscal year ended September 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $48,619 for the fiscal year ended September 30, 2004 and $3,619 for the fiscal year ended September 30, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $14,811 for the fiscal year ended September 30, 2004 and $0 for the fiscal year ended September 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $85,189 for the fiscal year ended September 30, 2004 and $12,000 for the fiscal year ended September 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,619 for the fiscal year ended September 30, 2004 and $15,619 for the fiscal year ended September 30, 2003.

(h) No disclosures are required by this Item 4(h)

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS, INC.

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 29, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    November 29, 2004